UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 13 of its series:

Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Real Return Portfolio, Wells Fargo Managed Fixed Income Portfolio, and Wells Fargo Stable Income Portfolio.

Date of reporting period: August 31, 2017

ITEM 1. INVESTMENTS

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 94.19%

Consumer Discretionary : 14.94%

Hotels, Restaurants & Leisure : 2.72%
Brinker International Incorporated «	82,700	$2,581,896
Carnival Corporation	115,400	8,017,991

		10,599,887

Household Durables : 2.32%
Whirlpool Corporation	52,600	9,027,212

Media : 4.57%
Omnicom Group Incorporated	126,900	9,185,022
Twenty-First Century Fox Incorporated Class A	311,000	8,580,490

		17,765,512

Textiles, Apparel & Luxury Goods : 5.33%
Gildan Activewear Incorporated	372,100	11,646,730
HanesBrands Incorporated «	375,400	9,107,204

		20,753,934

Consumer Staples : 4.69%

Beverages : 1.69%
Diageo plc ADR	48,900	6,572,649

Personal Products : 1.42%
Unilever NV ADR	92,900	5,527,550

Tobacco : 1.58%
Philip Morris International	52,700	6,162,211

Energy : 6.46%

Energy Equipment & Services : 1.91%
Schlumberger Limited	117,000	7,430,670

Oil, Gas & Consumable Fuels : 4.55%
Chevron Corporation	31,500	3,390,030
Exxon Mobil Corporation	113,000	8,625,290
World Fuel Services Corporation	165,000	5,699,100

		17,714,420

Financials : 27.10%

Banks : 5.98%
Bank of America Corporation	216,400	5,169,796
JPMorgan Chase & Company	121,300	11,024,957
PNC Financial Services Group Incorporated	56,600	7,098,206

		23,292,959

Capital Markets : 7.26%
Brookfield Asset Management Incorporated Class A «	230,600	9,120,230
Intercontinental Exchange Incorporated	121,800	7,876,806
State Street Corporation	122,000	11,283,780

		28,280,816

Consumer Finance : 1.68%
Synchrony Financial	212,700	6,549,033

1

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo C&B Large Cap Value Portfolio

Security name	Shares	Value
Diversified Financial Services : 2.74%
Berkshire Hathaway Incorporated Class B †	58,800	$10,652,208

Insurance : 9.44%
Chubb Limited	64,500	9,121,590
FNF Group	210,300	10,144,872
Markel Corporation †	3,024	3,181,218
RenaissanceRe Holdings Limited	49,800	6,930,168
The Progressive Corporation	158,300	7,357,784

		36,735,632

Health Care : 14.02%

Health Care Equipment & Supplies : 4.45%
Abbott Laboratories	198,600	10,116,684
Becton Dickinson & Company	36,100	7,199,784

		17,316,468

Health Care Providers & Services : 5.86%
Cardinal Health Incorporated	104,600	7,056,316
Laboratory Corporation of America Holdings †	53,900	8,455,293
UnitedHealth Group Incorporated	36,800	7,319,520

		22,831,129

Pharmaceuticals : 3.71%
Allergan plc	38,600	8,857,928
Johnson & Johnson	42,200	5,586,014

		14,443,942

Industrials : 13.99%

Aerospace & Defense : 1.63%
Rockwell Collins Incorporated	48,400	6,342,820

Air Freight & Logistics : 2.29%
United Parcel Service Incorporated Class B	77,900	8,908,644

Electrical Equipment : 3.51%
AMETEK Incorporated	110,100	6,963,825
Eaton Corporation plc	93,600	6,716,736

		13,680,561

Machinery : 3.52%
Parker-Hannifin Corporation	25,700	4,134,873
Snap-on Incorporated «	64,700	9,547,779

		13,682,652

Trading Companies & Distributors : 3.04%
AerCap Holdings NV †	235,200	11,830,560

Information Technology : 5.33%

Electronic Equipment, Instruments & Components : 1.48%
Arrow Electronics Incorporated †	23,870	1,895,994
TE Connectivity Limited	48,700	3,876,520

		5,772,514

IT Services : 2.71%
Accenture plc Class A	40,300	5,269,628
Alliance Data Systems Corporation	23,400	5,276,700

		10,546,328

2

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name			Shares	Value
Semiconductors & Semiconductor Equipment : 1.14%
Analog Devices Incorporated			53,002	$4,434,677

Materials : 5.94%

Chemicals : 2.16%
Axalta Coating Systems Limited †			284,200	8,389,584

Containers & Packaging : 3.78%
Ball Corporation			180,700	7,226,193
Crown Holdings Incorporated †			126,900	7,490,907

				14,717,100

Real Estate : 1.72%

Real Estate Management & Development : 1.72%
CBRE Group Incorporated Class A †			185,600	6,696,448

Total Common Stocks (Cost $272,046,604)				366,658,120

		Yield
Short-Term Investments : 13.06%

Investment Companies : 13.06%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25%	27,933,098	27,935,891
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.92	22,898,985	22,898,985

Total Short-Term Investments (Cost $50,834,827)				50,834,876

Total investments in securities (Cost $322,881,431)	107.25%			417,492,996
Other assets and liabilities, net	(7.25)			(28,236,476)

Total net assets	100.00%			$389,256,520

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 13.06%
Securities Lending Cash Investment LLC	24,100,596	45,700,449	41,867,947	27,933,098	$27,935,891
Wells Fargo Government Money Market Fund Select Class	12,499,686	34,934,764	24,535,465	22,898,985	22,898,985

					$50,834,876

Wells Fargo C&B Large Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$58,146,545	$0	$0	$58,146,545
Consumer staples	18,262,410	0	0	18,262,410
Energy	25,145,090	0	0	25,145,090
Financials	105,510,648	0	0	105,510,648
Health care	54,591,539	0	0	54,591,539
Industrials	54,445,237	0	0	54,445,237
Information technology	20,753,519	0	0	20,753,519
Materials	23,106,684	0	0	23,106,684
Real estate	6,696,448	0	0	6,696,448
Short-term investments
Investment companies	22,898,985	0	0	22,898,985
Investments measured at net asset value*				27,935,891

Total assets	$389,557,105	$0	$0	$417,492,996

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $27,935,891 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.79%

Consumer Discretionary : 13.81%

Auto Components : 0.68%
Lear Corporation	4,567	$682,949

Automobiles : 0.59%
General Motors Company	16,139	589,719

Hotels, Restaurants & Leisure : 0.76%
Marriott International Incorporated Class A	2,070	214,411
Norwegian Cruise Line Holdings Limited †	1,190	70,389
Royal Caribbean Cruises Limited	2,120	263,855
Starbucks Corporation	3,820	209,565

		758,220

Household Durables : 0.27%
Mohawk Industries Incorporated †	1,060	268,307

Internet & Direct Marketing Retail : 5.57%
Amazon.com Incorporated †	4,060	3,981,236
Netflix Incorporated †	3,280	573,049
The Priceline Group Incorporated †	550	1,018,644

		5,572,929

Media : 1.11%
Comcast Corporation Class A	17,551	712,746
Live Nation Incorporated †	9,990	399,200

		1,111,946

Multiline Retail : 1.05%
Dollar Tree Incorporated †	13,220	1,052,841

Specialty Retail : 3.54%
Burlington Stores Incorporated †	2,870	250,063
Foot Locker Incorporated	10,457	368,400
Lowe’s Companies Incorporated	8,038	593,928
The Home Depot Incorporated	12,105	1,814,176
The TJX Companies Incorporated	6,767	489,254
ULTA Beauty Incorporated †	90	19,891

		3,535,712

Textiles, Apparel & Luxury Goods : 0.24%
Nike Incorporated Class B	4,600	242,926

Consumer Staples : 4.43%

Beverages : 0.89%
Constellation Brands Incorporated Class A	2,450	490,245
Dr Pepper Snapple Group Incorporated	3,100	282,255
The Coca-Cola Company	2,550	116,153

		888,653

Food & Staples Retailing : 2.16%
Costco Wholesale Corporation	3,780	592,477
CVS Health Corporation	5,965	461,333
Sysco Corporation	10,089	531,388
Wal-Mart Stores Incorporated	7,350	573,815

		2,159,013

1

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Food Products : 0.61%
Pinnacle Foods Incorporated	10,331	$612,732

Personal Products : 0.77%
The Estee Lauder Companies Incorporated Class A	7,180	768,188

Energy : 2.21%

Oil, Gas & Consumable Fuels : 2.21%
Chevron Corporation	4,879	525,078
Concho Resources Incorporated †	6,170	684,685
Exxon Mobil Corporation	6,132	468,056
Valero Energy Corporation	7,810	531,861

		2,209,680

Financials : 7.84%

Banks : 3.12%
Bank of America Corporation	24,795	592,353
Citizens Financial Group Incorporated	15,669	519,114
Huntington Bancshares Incorporated	44,709	562,886
JPMorgan Chase & Company	8,065	733,028
SunTrust Banks Incorporated	10,627	585,548
Webster Financial Corporation	2,810	131,171

		3,124,100

Capital Markets : 3.40%
CME Group Incorporated	7,590	954,822
Market Axess Holdings Incorporated	1,650	318,368
Morgan Stanley	18,850	857,675
Raymond James Financial Incorporated	4,060	317,979
TD Ameritrade Holding Corporation	2,940	127,361
The Charles Schwab Corporation	20,660	824,334

		3,400,539

Insurance : 1.32%
Lincoln National Corporation	8,972	608,840
Prudential Financial Incorporated	5,825	594,616
The Progressive Corporation	2,530	117,594

		1,321,050

Health Care : 13.75%

Biotechnology : 5.92%
Alexion Pharmaceuticals Incorporated †	3,030	431,502
Amgen Incorporated	3,206	569,931
BioMarin Pharmaceutical Incorporated †	2,890	260,649
Celgene Corporation †	11,700	1,625,481
Exelixis Incorporated †	4,330	126,609
Gilead Sciences Incorporated	7,099	594,257
Incyte Corporation †	4,550	625,216
Neurocrine Biosciences Incorporated †	2,570	145,462
Regeneron Pharmaceuticals Incorporated †	780	387,582
Vertex Pharmaceuticals Incorporated †	7,170	1,151,072

		5,917,761

Health Care Equipment & Supplies : 2.11%
Boston Scientific Corporation †	24,010	661,476
Danaher Corporation	2,110	176,016
Edwards Lifesciences Corporation †	7,620	866,089
Intuitive Surgical Incorporated †	160	160,747

2

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services Incorporated	2,870	$249,805

		2,114,133

Health Care Providers & Services : 2.75%
Acadia Healthcare Company Incorporated «†	10,080	473,155
Aetna Incorporated	5,096	803,639
Centene Corporation †	8,366	743,319
UnitedHealth Group Incorporated	3,648	725,587

		2,745,700

Health Care Technology : 0.20%
Veeva Systems Incorporated Class A †	3,400	202,300

Life Sciences Tools & Services : 0.49%
Agilent Technologies Incorporated	3,360	217,459
PRA Health Sciences Incorporated †	3,570	276,318

		493,777

Pharmaceuticals : 2.28%
Johnson & Johnson	4,719	624,654
Merck & Company Incorporated	8,206	524,035
Zoetis Incorporated	17,952	1,125,590

		2,274,279

Industrials : 10.34%

Aerospace & Defense : 1.60%
Northrop Grumman Corporation	2,571	699,852
Raytheon Company	1,630	296,676
The Boeing Company	2,520	603,943

		1,600,471

Air Freight & Logistics : 0.87%
FedEx Corporation	4,050	868,239

Airlines : 0.81%
Delta Air Lines Incorporated	11,076	522,676
Southwest Airlines Company	5,413	282,234

		804,910

Commercial Services & Supplies : 1.26%
KAR Auction Services Incorporated	9,021	406,757
Waste Connections Incorporated	12,865	857,967

		1,264,724

Construction & Engineering : 0.51%
EMCOR Group Incorporated	7,692	507,980

Electrical Equipment : 0.39%
Rockwell Automation Incorporated	2,360	387,182

Industrial Conglomerates : 0.89%
3M Company	2,150	439,288
Honeywell International Incorporated	3,260	450,760

		890,048

3

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Machinery : 1.78%
Fortive Corporation	8,775	$570,112
Nordson Corporation	740	80,882
Stanley Black & Decker Incorporated	4,204	605,376
The Toro Company	8,543	526,932

		1,783,302

Professional Services : 0.14%
IHS Markit Limited †	2,960	138,646

Road & Rail : 2.09%
CSX Corporation	6,161	309,282
Norfolk Southern Corporation	4,130	497,748
Union Pacific Corporation	12,210	1,285,713

		2,092,743

Information Technology : 40.18%

Electronic Equipment, Instruments & Components : 1.45%
CDW Corporation of Delaware	12,316	781,081
Jabil Circuit Incorporated	21,471	673,116

		1,454,197

Internet Software & Services : 10.95%
Alphabet Incorporated Class A †	3,284	3,137,008
Alphabet Incorporated Class C †	2,122	1,993,258
CoStar Group Incorporated †	730	209,233
eBay Incorporated †	10,500	379,365
Facebook Incorporated Class A †	26,380	4,536,569
LogMeIn Incorporated	3,220	368,368
MercadoLibre Incorporated	970	250,716
Shopify Incorporated Class A †	700	77,644

		10,952,161

IT Services : 6.45%
Euronet Worldwide Incorporated †	3,550	348,859
Global Payments Incorporated	1,820	173,792
MasterCard Incorporated Class A	13,800	1,839,540
PayPal Holdings Incorporated †	22,020	1,358,194
Square Incorporated Class A †	19,310	504,184
Visa Incorporated Class A	21,490	2,224,645

		6,449,214

Semiconductors & Semiconductor Equipment : 7.34%
Analog Devices Incorporated	7,092	593,388
Broadcom Limited	5,781	1,457,217
Intel Corporation	14,003	491,085
Microchip Technology Incorporated	23,759	2,062,281
NVIDIA Corporation	8,042	1,362,636
Texas Instruments Incorporated	16,640	1,378,125

		7,344,732

Software : 10.65%
Activision Blizzard Incorporated	4,470	293,053
Adobe Systems Incorporated †	7,401	1,148,339
Electronic Arts Incorporated †	6,831	829,967
Microsoft Corporation	54,643	4,085,658
Proofpoint Incorporated †	2,420	222,059
PTC Incorporated †	1,320	73,920
Salesforce.com Incorporated †	10,544	1,006,847
ServiceNow Incorporated †	8,110	942,301
Splunk Incorporated †	5,108	342,696

4

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name			Shares	Value
Software (continued)
Take-Two Interactive Software Incorporated †			2,370	$231,762
Ultimate Software Group Incorporated «†			2,896	581,806
VMware Incorporated Class A «†			8,218	888,366

				10,646,774

Technology Hardware, Storage & Peripherals : 3.34%
Apple Incorporated			12,995	2,131,180
HP Incorporated			31,269	596,613
NetApp Incorporated			15,870	613,534

				3,341,327

Materials : 4.31%

Chemicals : 3.11%
Ecolab Incorporated			8,770	1,169,041
Praxair Incorporated			9,600	1,262,784
The Dow Chemical Company			10,141	675,898

				3,107,723

Containers & Packaging : 0.68%
Avery Dennison Corporation			7,278	686,024

Metals & Mining : 0.52%
Nucor Corporation			9,462	521,451

Real Estate : 1.62%

Equity REITs : 1.62%
American Tower Corporation			6,732	996,673
Prologis Incorporated			9,834	623,082

				1,619,755

Telecommunication Services : 0.30%

Wireless Telecommunication Services : 0.30%
T-Mobile USA Incorporated †			4,600	297,662

Total Common Stocks (Cost $64,803,455)				98,806,719

		Yield
Short-Term Investments : 1.90%

Investment Companies : 1.90%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25%	970,241	970,338
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.92	934,936	934,936

Total Short-Term Investments (Cost $1,905,248)				1,905,274

Total investments in securities (Cost $66,708,703)*	100.69%			100,711,993
Other assets and liabilities, net	(0.69)			(690,769)

Total net assets	100.00%			$100,021,224

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

5

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

Abbreviations:

LLC	Limited liability company

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 1.90%
Securities Lending Cash Investment LLC	1,105,508	6,588,691	6,723,958	970,241	$970,338
Wells Fargo Government Money Market Fund Select Class	568,057	7,481,499	7,114,620	934,936	934,936

					$1,905,274

6

Wells Fargo Diversified Large Cap Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$13,815,549	0	0	$13,815,549
Consumer staples	4,428,586	0	0	4,428,586
Energy	2,209,680	0	0	2,209,680
Financials	7,845,689	0	0	7,845,689
Health care	13,747,950	0	0	13,747,950
Industrials	10,338,245	0	0	10,338,245
Information technology	40,188,405	0	0	40,188,405
Materials	4,315,198	0	0	4,315,198
Real estate	1,619,755	0	0	1,619,755
Telecommunication services	297,662	0	0	297,662
Short-term investments
Investment companies	934,936	0	0	934,936
Investments measured at net asset value*				970,338

Total assets	$99,741,655	$0	$0	$100,711,993

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $970,338 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.17%

Consumer Discretionary : 12.62%

Auto Components : 1.52%
Cooper-Standard Holdings Incorporated †	73,860	$7,428,839
LCI Industries	46,330	4,577,404

		12,006,243

Diversified Consumer Services : 1.50%
Chegg Incorporated «†	267,414	3,794,605
Grand Canyon Education Incorporated †	98,160	8,054,028

		11,848,633

Hotels, Restaurants & Leisure : 3.47%
Dave & Buster’s Entertainment Incorporated †	77,000	4,501,420
Planet Fitness Incorporated Class A	371,991	9,437,412
Playa Hotels & Resorts NV †	427,900	4,437,323
The Habit Restaurants Incorporated Class A †	202,878	2,637,414
Wingstop Incorporated «	195,598	6,339,331

		27,352,900

Household Durables : 0.34%
iRobot Corporation †	28,100	2,681,302

Leisure Products : 1.00%
MCBC Holdings Incorporated †	253,706	4,348,521
Nautilus Group Incorporated †	215,830	3,528,821

		7,877,342

Media : 1.10%
Nexstar Broadcasting Group Incorporated	144,400	8,692,880

Multiline Retail : 1.18%
Ollie’s Bargain Outlet Holdings Incorporated †	221,660	9,276,471

Specialty Retail : 2.51%
Camping World Holdings Incorporated Class A	101,844	3,742,767
Five Below Incorporated †	49,297	2,345,058
Lithia Motors Incorporated Class A	126,630	13,676,040

		19,763,865

Energy : 1.51%

Oil, Gas & Consumable Fuels : 1.51%
Matador Resources Company «†	160,736	3,790,155
PDC Energy Incorporated †	69,590	2,736,975
RSP Permian Incorporated †	172,658	5,418,008

		11,945,138

Financials : 6.28%

Capital Markets : 2.78%
Financial Engines Incorporated	268,270	8,866,324
MarketAxess Holdings Incorporated	35,681	6,884,649
Stifel Financial Corporation	128,900	6,154,975

		21,905,948

Insurance : 1.04%
Kinsale Capital Group Incorporated	216,230	8,184,306

1

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Emerging Growth Portfolio

Security name	Shares	Value
Thrifts & Mortgage Finance : 2.46%
LendingTree Incorporated †	84,032	$19,407,190

Health Care : 24.46%

Biotechnology : 7.95%
Clovis Oncology Incorporated †	100,800	7,667,856
Exact Sciences Corporation †	133,100	5,575,559
Ligand Pharmaceuticals Incorporated «†	148,501	19,137,324
MiMedx Group Incorporated «†	280,200	4,558,854
Repligen Corporation †	260,480	11,375,162
Sage Therapeutics Incorporated †	33,000	2,714,250
Sarepta Therapeutics Incorporated «†	73,247	2,951,122
Spark Therapeutics Incorporated †	76,085	6,264,078
Ultragenyx Pharmaceutical Incorporated «†	43,244	2,467,503

		62,711,708

Health Care Equipment & Supplies : 9.92%
Cantel Medical Corporation	63,800	5,183,750
Glaukos Corporation «†	139,659	5,272,127
Heska Corporation †	43,600	4,434,992
Inogen Incorporated †	131,750	12,621,650
Integra LifeSciences Holdings Corporation †	287,440	14,656,566
iRhythm Technologies Incorporated †	175,512	8,378,943
Merit Medical Systems Incorporated †	95,000	3,923,500
Nevro Corporation †	182,355	15,715,354
NxStage Medical Incorporated †	285,170	7,984,760

		78,171,642

Health Care Providers & Services : 3.16%
Acadia Healthcare Company Incorporated «†	155,810	7,313,721
HealthEquity Incorporated †	301,712	12,904,222
Teladoc Incorporated «†	140,679	4,719,780

		24,937,723

Health Care Technology : 0.80%
Evolent Health Incorporated Class A «†	91,800	1,533,060
Vocera Communications Incorporated †	171,200	4,767,920

		6,300,980

Life Sciences Tools & Services : 1.07%
Cambrex Corporation †	58,800	3,063,480
INC Research Holdings Incorporated Class A †	91,025	5,343,168

		8,406,648

Pharmaceuticals : 1.56%
Dova Pharmaceuticals Incorporated «†	163,989	4,050,528
Kala Pharmaceuticals Incorporated †	83,117	2,102,860
Supernus Pharmaceuticals Incorporated †	134,500	6,160,100

		12,313,488

Industrials : 20.16%

Aerospace & Defense : 1.65%
HEICO Corporation	28,425	2,438,012
Mercury Computer Systems Incorporated †	218,645	10,549,621

		12,987,633

Airlines : 1.05%
SkyWest Incorporated	237,630	8,245,761

2

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Building Products : 1.36%
Apogee Enterprises Incorporated	185,460	$8,104,602
JELD-WEN Holding Incorporated †	85,966	2,623,682

		10,728,284

Commercial Services & Supplies : 0.80%
Advanced Disposal Services Incorporated †	265,322	6,325,276

Construction & Engineering : 3.34%
Dycom Industries Incorporated †	142,730	11,515,456
Granite Construction Incorporated	165,050	9,115,712
MasTec Incorporated †	139,600	5,695,680

		26,326,848

Machinery : 5.10%
John Bean Technologies Corporation	171,490	15,211,163
Milacron Holdings Corporation †	443,128	7,067,892
Mueller Water Products Incorporated Class A	410,420	4,920,936
REV Group Incorporated	145,083	3,654,641
Rexnord Corporation †	393,410	9,394,631

		40,249,263

Professional Services : 5.06%
On Assignment Incorporated †	474,343	22,626,161
WageWorks Incorporated †	293,064	17,276,123

		39,902,284

Trading Companies & Distributors : 1.80%
Beacon Roofing Supply Incorporated †	182,910	8,615,061
BMC Stock Holdings Incorporated †	273,760	5,557,328

		14,172,389

Information Technology : 33.14%

Communications Equipment : 0.38%
Quantenna Communications Incorporated †	163,222	3,032,665

Electronic Equipment, Instruments & Components : 1.43%
Littelfuse Incorporated	60,740	11,307,358

Internet Software & Services : 12.56%
2U Incorporated †	232,050	11,625,705
Cloudera Incorporated «†	101,838	1,975,657
Cornerstone OnDemand Incorporated †	125,500	4,389,990
Coupa Software Incorporated †	153,174	4,665,680
Envestnet Incorporated †	326,792	14,525,904
Five9 Incorporated †	578,800	12,444,200
GrubHub Incorporated «†	45,400	2,591,886
LogMeIn Incorporated	105,520	12,071,488
Q2 Holdings Incorporated †	618,643	25,116,906
SPS Commerce Incorporated †	77,238	4,705,339
Wix.com Limited †	75,610	4,922,211

		99,034,966

IT Services : 2.90%
InterXion Holding NV †	441,320	22,882,442

Semiconductors & Semiconductor Equipment : 5.40%
Cavium Incorporated †	134,280	8,501,267
MaxLinear Incorporated Class A †	274,278	5,924,405
Microsemi Corporation †	189,350	9,539,453
Monolithic Power Systems Incorporated	127,580	12,926,406
Semtech Corporation †	150,098	5,643,685

		42,535,216

3

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Emerging Growth Portfolio

Security name			Shares	Value
Software : 10.47%
BlackLine Incorporated †			133,703	$4,127,412
CyberArk Software Limited †			104,010	4,161,440
HubSpot Incorporated †			169,976	12,467,740
Paycom Software Incorporated †			92,930	6,933,507
Paylocity Holding Corporation †			130,193	6,397,684
Proofpoint Incorporated †			250,230	22,961,102
RealPage Incorporated †			116,600	5,025,460
RingCentral Incorporated Class A †			219,460	9,294,131
Talend SA ADR †			284,078	11,192,673

				82,561,149

Total Common Stocks (Cost $532,267,199)				774,075,941

		Yield
Short-Term Investments : 9.17%

Investment Companies : 9.17%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25%	58,558,499	58,564,354
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.92	13,721,753	13,721,753

Total Short-Term Investments (Cost $72,281,459)				72,286,107

Total investments in securities (Cost $604,548,658)	107.34%			846,362,048
Other assets and liabilities, net	(7.34)			(57,891,298)

Total net assets	100.00%			$788,470,750

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company

4

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 9.17%
Securities Lending Cash Investment LLC	57,161,425	121,426,601	120,029,527	58,558,499	$58,564,354
Wells Fargo Government Money Market Fund Select Class	13,424,042	73,101,701	72,803,990	13,721,753	13,721,753

					$72,286,107

Wells Fargo Emerging Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$99,499,636	$0	$0	$99,499,636
Energy	11,945,138	0	0	11,945,138
Financials	49,497,444	0	0	49,497,444
Health care	192,842,189	0	0	192,842,189
Industrials	158,937,738	0	0	158,937,738
Information technology	261,353,796	0	0	261,353,796
Short-term investments
Investment companies	13,721,753	0	0	13,721,753
Investments measured at net asset value*				58,564,354

Total assets	$787,797,694	$0	$0	$846,362,048

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $58,564,354 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 98.61%

Consumer Discretionary : 11.88%

Auto Components : 0.20%
BorgWarner Incorporated	18,261	$847,479
Delphi Automotive plc	24,522	2,363,921
The Goodyear Tire & Rubber Company	23,049	698,385

		3,909,785

Automobiles : 0.47%
Ford Motor Company	358,017	3,948,928
General Motors Company	125,705	4,593,261
Harley-Davidson Incorporated «	16,023	753,241

		9,295,430

Distributors : 0.11%
Genuine Parts Company	13,492	1,117,542
LKQ Corporation †	28,220	977,823

		2,095,365

Diversified Consumer Services : 0.03%
H&R Block Incorporated	18,964	507,097

Hotels, Restaurants & Leisure : 1.80%
Carnival Corporation	38,314	2,662,057
Chipotle Mexican Grill Incorporated «†	2,624	831,047
Darden Restaurants Incorporated	11,382	934,348
Hilton Worldwide Holdings Incorporated	18,756	1,206,573
Marriott International Incorporated Class A	28,440	2,945,815
McDonald’s Corporation	74,610	11,935,362
MGM Resorts International	44,193	1,456,601
Royal Caribbean Cruises Limited	15,356	1,911,208
Starbucks Corporation	132,556	7,272,022
Wyndham Worldwide Corporation	9,552	952,143
Wynn Resorts Limited	7,309	1,015,878
Yum! Brands Incorporated	30,282	2,326,263

		35,449,317

Household Durables : 0.44%
D.R. Horton Incorporated	31,285	1,130,953
Garmin Limited «	10,502	540,853
Leggett & Platt Incorporated	12,111	556,743
Lennar Corporation Class A	18,600	962,736
Mohawk Industries Incorporated †	5,783	1,463,793
Newell Rubbermaid Incorporated	44,222	2,135,038
PulteGroup Incorporated	25,993	671,139
Whirlpool Corporation	6,771	1,162,039

		8,623,294

Internet & Direct Marketing Retail : 2.69%
Amazon.com Incorporated †	36,315	35,610,489
Expedia Incorporated	11,128	1,650,950
Netflix Incorporated †	39,453	6,892,834
The Priceline Group Incorporated †	4,501	8,336,212
TripAdvisor Incorporated «†	10,109	431,958

		52,922,443

Leisure Products : 0.08%
Hasbro Incorporated	10,298	1,011,779
Mattel Incorporated	31,357	508,611

		1,520,390

1

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Media : 2.98%
CBS Corporation Class B	33,719	$2,160,039
Charter Communications Incorporated Class A †	19,743	7,868,375
Comcast Corporation Class A	433,223	17,593,186
Discovery Communications Incorporated Class A †	14,076	312,628
Discovery Communications Incorporated Class C †	19,299	405,472
DISH Network Corporation Class A †	20,822	1,192,892
Interpublic Group of Companies Incorporated	36,168	728,424
News Corporation Class A	34,984	467,736
News Corporation Class B	10,964	150,207
Omnicom Group Incorporated	21,305	1,542,056
Scripps Networks Interactive Incorporated Class A	8,779	751,921
The Walt Disney Company	133,165	13,476,298
Time Warner Incorporated	70,991	7,177,190
Twenty-First Century Fox Incorporated Class A	96,329	2,657,717
Twenty-First Century Fox Incorporated Class B	44,588	1,208,335
Viacom Incorporated Class B	32,249	922,321

		58,614,797

Multiline Retail : 0.40%
Dollar General Corporation	23,094	1,675,701
Dollar Tree Incorporated †	21,666	1,725,480
Kohl’s Corporation	15,605	620,767
Macy’s Incorporated	27,874	578,943
Nordstrom Incorporated «	10,184	454,410
Target Corporation	50,502	2,753,874

		7,809,175

Specialty Retail : 2.04%
Advance Auto Parts Incorporated	6,760	661,804
AutoZone Incorporated †	2,577	1,361,790
Best Buy Company Incorporated	24,287	1,317,813
CarMax Incorporated †	16,954	1,138,461
Foot Locker Incorporated	12,013	423,218
L Brands Incorporated	22,056	798,868
Lowe’s Companies Incorporated	78,545	5,803,690
O’Reilly Automotive Incorporated †	8,330	1,633,763
Ross Stores Incorporated	35,883	2,097,361
Signet Jewelers Limited	6,261	394,881
Staples Incorporated	59,789	610,745
The Gap Incorporated	20,149	475,919
The Home Depot Incorporated	109,439	16,401,623
The TJX Companies Incorporated	58,884	4,257,313
Tiffany & Company	9,813	896,908
Tractor Supply Company	11,768	700,314
ULTA Beauty Incorporated †	5,338	1,179,751

		40,154,222

Textiles, Apparel & Luxury Goods : 0.64%
Coach Incorporated	25,734	1,073,108
HanesBrands Incorporated «	33,334	808,683
Michael Kors Holdings Limited †	14,265	602,268
Nike Incorporated Class B	121,308	6,406,275
PVH Corporation	7,140	898,855
Ralph Lauren Corporation	5,045	443,405
Under Armour Incorporated Class A «†	16,904	273,000
Under Armour Incorporated Class C «†	16,874	254,797
VF Corporation	29,326	1,843,726

		12,604,117

2

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Consumer Staples : 8.36%

Beverages : 2.05%
Brown-Forman Corporation Class B	16,192	$858,824
Constellation Brands Incorporated Class A	15,694	3,140,369
Dr Pepper Snapple Group Incorporated	16,826	1,532,007
Molson Coors Brewing Company Class B	16,903	1,517,044
Monster Beverage Corporation †	36,903	2,059,925
PepsiCo Incorporated	130,762	15,133,086
The Coca-Cola Company	351,991	16,033,190

		40,274,445

Food & Staples Retailing : 1.76%
Costco Wholesale Corporation	40,148	6,292,798
CVS Health Corporation	93,258	7,212,574
Sysco Corporation	45,072	2,373,942
The Kroger Company	83,538	1,826,976
Wal-Mart Stores Incorporated	135,211	10,555,923
Walgreens Boots Alliance Incorporated	78,169	6,370,774

		34,632,987

Food Products : 1.24%
Archer Daniels Midland Company	52,238	2,158,474
Campbell Soup Company	17,553	810,949
ConAgra Foods Incorporated	37,002	1,201,085
General Mills Incorporated	52,738	2,808,826
Hormel Foods Corporation	24,692	759,032
Kellogg Company	23,086	1,511,210
McCormick & Company Incorporated	10,365	986,022
Mondelez International Incorporated Class A	138,888	5,647,186
The Hershey Company	12,815	1,344,550
The J.M. Smucker Company	10,657	1,116,427
The Kraft Heinz Company	54,615	4,410,161
Tyson Foods Incorporated Class A	26,380	1,669,854

		24,423,776

Household Products : 1.74%
Church & Dwight Company Incorporated	22,816	1,144,679
Colgate-Palmolive Company	80,855	5,792,452
Kimberly-Clark Corporation	32,489	4,005,569
The Clorox Company	11,790	1,633,269
The Procter & Gamble Company	234,119	21,602,160

		34,178,129

Personal Products : 0.15%
Coty Incorporated Class A	43,115	714,847
The Estee Lauder Companies Incorporated Class A	20,493	2,192,546

		2,907,393

Tobacco : 1.42%
Altria Group Incorporated	176,819	11,210,325
Philip Morris International	142,171	16,624,055

		27,834,380

Energy : 5.59%

Energy Equipment & Services : 0.77%
Baker Hughes Incorporated	38,948	1,320,337
Halliburton Company	79,443	3,095,894
Helmerich & Payne Incorporated «	9,938	420,775
National Oilwell Varco Incorporated	34,788	1,066,948
Schlumberger Limited	127,190	8,077,837
TechnipFMC plc †	42,711	1,103,225

		15,085,016

3

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels : 4.82%
Anadarko Petroleum Corporation	51,292	$2,099,382
Andeavor Corporation	13,834	1,385,475
Apache Corporation	34,818	1,352,331
Cabot Oil & Gas Corporation	42,613	1,088,762
Chesapeake Energy Corporation «†	69,823	254,156
Chevron Corporation	173,424	18,663,891
Cimarex Energy Company	8,706	867,901
Concho Resources Incorporated †	13,563	1,505,086
ConocoPhillips	113,242	4,944,146
Devon Energy Corporation	48,121	1,510,999
EOG Resources Incorporated	52,842	4,491,042
EQT Corporation	15,865	989,024
Exxon Mobil Corporation	387,871	29,606,193
Hess Corporation	24,736	962,230
Kinder Morgan Incorporated	175,744	3,397,132
Marathon Oil Corporation	77,806	865,203
Marathon Petroleum Corporation	47,484	2,490,536
Newfield Exploration Company †	18,234	476,454
Noble Energy Incorporated	41,667	990,425
Occidental Petroleum Corporation	69,988	4,178,284
ONEOK Incorporated	34,775	1,883,414
Phillips 66 Company	40,156	3,365,474
Pioneer Natural Resources Company	15,570	2,018,651
Range Resources Corporation	17,225	299,026
The Williams Companies Incorporated	75,635	2,248,629
Valero Energy Corporation	40,939	2,787,946

		94,721,792

Financials : 14.02%

Banks : 6.14%
Bank of America Corporation	910,976	21,763,217
BB&T Corporation	74,271	3,423,150
Citigroup Incorporated	252,028	17,145,465
Citizens Financial Group Incorporated	46,368	1,536,172
Comerica Incorporated	16,196	1,105,377
Fifth Third Bancorp	68,678	1,794,556
Huntington Bancshares Incorporated	99,513	1,252,869
JPMorgan Chase & Company	325,216	29,558,882
KeyCorp	100,335	1,726,765
M&T Bank Corporation	14,084	2,082,460
People’s United Financial Incorporated	31,521	526,401
PNC Financial Services Group Incorporated	44,295	5,555,036
Regions Financial Corporation	110,034	1,552,580
SunTrust Banks Incorporated	44,256	2,438,506
US Bancorp	145,011	7,431,814
Wells Fargo & Company (l)	411,700	21,025,519
Zions Bancorporation	18,548	809,806

		120,728,575

Capital Markets : 2.86%
Affiliated Managers Group Incorporated	5,181	915,431
Ameriprise Financial Incorporated	13,955	1,932,907
Bank of New York Mellon Corporation	95,188	4,976,429
BlackRock Incorporated	11,098	4,650,173
CBOE Holdings Incorporated	8,410	848,485
CME Group Incorporated	31,103	3,912,757
E*TRADE Financial Corporation †	25,143	1,031,114
Franklin Resources Incorporated	31,343	1,354,958
Intercontinental Exchange Incorporated	54,197	3,504,920

4

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Capital Markets (continued)
Invesco Limited	37,243	$1,220,826
Moody’s Corporation	15,235	2,041,947
Morgan Stanley	130,380	5,932,290
Northern Trust Corporation	19,755	1,748,318
Raymond James Financial Incorporated	11,733	918,929
S&P Global Incorporated	23,598	3,641,879
State Street Corporation	32,373	2,994,179
T. Rowe Price Group Incorporated	22,085	1,863,091
The Charles Schwab Corporation	111,383	4,444,182
The Goldman Sachs Group Incorporated	33,510	7,497,527
The NASDAQ OMX Group Incorporated	10,433	786,440

		56,216,782

Consumer Finance : 0.71%
American Express Company	68,724	5,917,136
Capital One Financial Corporation	44,210	3,519,558
Discover Financial Services	34,802	2,051,578
Navient Corporation	26,083	344,296
Synchrony Financial	70,507	2,170,911

		14,003,479

Diversified Financial Services : 1.64%
Berkshire Hathaway Incorporated Class B †	173,875	31,499,195
Leucadia National Corporation	29,643	701,946

		32,201,141

Insurance : 2.67%
AFLAC Incorporated	36,327	2,998,794
American International Group Incorporated	80,506	4,869,003
Aon plc	23,989	3,338,309
Arthur J. Gallagher & Company	16,429	951,239
Assurant Incorporated	5,015	474,870
Brighthouse Financial Incorporated †	8,991	513,137
Chubb Limited	42,741	6,044,432
Cincinnati Financial Corporation	13,718	1,054,091
Everest Reinsurance Group Limited	3,759	949,072
Lincoln National Corporation	20,530	1,393,166
Loews Corporation	25,273	1,177,216
Marsh & McLennan Companies Incorporated	47,173	3,683,268
MetLife Incorporated	98,902	4,631,581
Principal Financial Group Incorporated	24,536	1,533,991
Prudential Financial Incorporated	39,270	4,008,682
The Allstate Corporation	33,367	3,019,714
The Hartford Financial Services Group Incorporated	33,627	1,818,212
The Progressive Corporation	53,174	2,471,528
The Travelers Companies Incorporated	25,577	3,099,421
Torchmark Corporation	9,959	766,544
Unum Group	20,890	1,006,480
Willis Towers Watson plc	11,633	1,727,152
XL Group Limited	23,932	980,255

		52,510,157

Health Care : 14.44%

Biotechnology : 3.12%
AbbVie Incorporated	145,686	10,970,156
Alexion Pharmaceuticals Incorporated †	20,555	2,927,238
Amgen Incorporated	67,362	11,974,943
Biogen Idec Incorporated	19,554	6,190,014
Celgene Corporation †	71,475	9,930,022
Gilead Sciences Incorporated	119,615	10,012,972
Incyte Corporation †	15,558	2,137,825
Regeneron Pharmaceuticals Incorporated †	6,975	3,465,878
Vertex Pharmaceuticals Incorporated †	22,799	3,660,151

		61,269,199

5

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Health Care Equipment & Supplies : 2.78%
Abbott Laboratories	158,843	$8,091,462
Align Technology Incorporated †	6,912	1,221,627
Baxter International Incorporated	44,649	2,770,024
Becton Dickinson & Company	20,811	4,150,546
Boston Scientific Corporation †	125,352	3,453,448
C.R. Bard Incorporated	6,629	2,126,649
Danaher Corporation	55,914	4,664,346
Dentsply Sirona Incorporated	20,983	1,187,008
Edwards Lifesciences Corporation †	19,205	2,182,840
Hologic Incorporated †	25,632	989,395
IDEXX Laboratories Incorporated †	8,067	1,253,854
Intuitive Surgical Incorporated †	3,372	3,387,747
Medtronic plc	125,305	10,102,089
ResMed Incorporated	12,982	1,007,144
Stryker Corporation	28,397	4,014,484
The Cooper Companies Incorporated	4,472	1,121,712
Varian Medical Systems Incorporated	8,414	893,988
Zimmer Biomet Holdings Incorporated	18,420	2,104,853

		54,723,216

Health Care Providers & Services : 2.77%
Aetna Incorporated	30,363	4,788,245
AmerisourceBergen Corporation	15,191	1,219,078
Anthem Incorporated	24,256	4,755,146
Cardinal Health Incorporated	28,915	1,950,606
Centene Corporation †	15,770	1,401,165
CIGNA Corporation	23,435	4,266,576
DaVita HealthCare Partners Incorporated †	14,251	834,539
Envision Healthcare Corporation †	10,752	563,512
Express Scripts Holding Company †	54,330	3,413,011
HCA Holdings Incorporated †	26,197	2,060,656
Henry Schein Incorporated †	7,262	1,261,264
Humana Incorporated	13,210	3,403,160
Laboratory Corporation of America Holdings †	9,364	1,468,931
McKesson Corporation	19,306	2,882,579
Patterson Companies Incorporated	7,469	287,557
Quest Diagnostics Incorporated	12,525	1,357,084
UnitedHealth Group Incorporated	88,212	17,545,367
Universal Health Services Incorporated Class B	8,184	884,936

		54,343,412

Health Care Technology : 0.09%
Cerner Corporation †	26,912	1,824,095

Life Sciences Tools & Services : 0.81%
Agilent Technologies Incorporated	29,503	1,909,434
Illumina Incorporated †	13,365	2,732,608
Mettler-Toledo International Incorporated †	2,364	1,430,433
PerkinElmer Incorporated	10,073	674,790
Quintiles Transnational Holdings Incorporated †	12,561	1,206,233
Thermo Fisher Scientific Incorporated	35,811	6,701,671
Waters Corporation †	7,327	1,344,358

		15,999,527

Pharmaceuticals : 4.87%
Allergan plc	30,745	7,055,363
Bristol-Myers Squibb Company	150,803	9,120,565
Eli Lilly & Company	88,882	7,225,218
Johnson & Johnson	246,588	32,640,854
Merck & Company Incorporated	250,371	15,988,692

6

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Mylan NV †	42,194	$1,328,267
Perrigo Company plc	13,124	1,036,271
Pfizer Incorporated	546,284	18,529,953
Zoetis Incorporated	44,927	2,816,923

		95,742,106

Industrials : 9.95%

Aerospace & Defense : 2.47%
Arconic Incorporated	40,347	1,027,638
General Dynamics Corporation	25,959	5,226,845
L-3 Technologies Incorporated	7,129	1,293,771
Lockheed Martin Corporation	22,786	6,958,617
Northrop Grumman Corporation	15,980	4,349,916
Raytheon Company	26,644	4,849,474
Rockwell Collins Incorporated	14,864	1,947,927
Textron Incorporated	24,504	1,202,901
The Boeing Company	51,383	12,314,450
TransDigm Group Incorporated «	4,476	1,166,714
United Technologies Corporation	68,209	8,165,981

		48,504,234

Air Freight & Logistics : 0.71%
C.H. Robinson Worldwide Incorporated	12,897	910,915
Expeditors International of Washington Incorporated	16,492	925,201
FedEx Corporation	22,517	4,827,194
United Parcel Service Incorporated Class B	63,049	7,210,284

		13,873,594

Airlines : 0.54%
Alaska Air Group Incorporated	11,314	844,703
American Airlines Group Incorporated	45,091	2,017,371
Delta Air Lines Incorporated	67,376	3,179,473
Southwest Airlines Company	55,350	2,885,949
United Continental Holdings Incorporated †	25,794	1,598,196

		10,525,692

Building Products : 0.35%
A.O. Smith Corporation	13,481	750,757
Allegion plc	8,721	686,430
Fortune Brands Home & Security Incorporated	14,083	880,610
Johnson Controls International plc	85,873	3,399,712
Masco Corporation	29,287	1,076,883

		6,794,392

Commercial Services & Supplies : 0.30%
Cintas Corporation	7,906	1,067,389
Republic Services Incorporated	21,044	1,372,911
Stericycle Incorporated †	7,805	561,101
Waste Management Incorporated	37,206	2,868,955

		5,870,356

Construction & Engineering : 0.08%
Fluor Corporation	12,795	493,503
Jacobs Engineering Group Incorporated	11,023	600,643
Quanta Services Incorporated †	13,558	487,139

		1,581,285

7

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Electrical Equipment : 0.53%
Acuity Brands Incorporated «	4,037	$713,701
AMETEK Incorporated	21,064	1,332,298
Eaton Corporation plc	40,945	2,938,213
Emerson Electric Company	58,994	3,483,006
Rockwell Automation Incorporated	11,793	1,934,760

		10,401,978

Industrial Conglomerates : 2.16%
3M Company	54,703	11,176,917
General Electric Company	797,177	19,570,695
Honeywell International Incorporated	69,783	9,648,895
Roper Industries Incorporated	9,340	2,154,364

		42,550,871

Machinery : 1.52%
Caterpillar Incorporated	53,930	6,336,236
Cummins Incorporated	14,146	2,254,589
Deere & Company	26,937	3,122,806
Dover Corporation	14,250	1,209,540
Flowserve Corporation	11,956	469,632
Fortive Corporation	27,601	1,793,237
Illinois Tool Works Incorporated	28,460	3,913,535
Ingersoll-Rand plc	23,436	2,001,200
Paccar Incorporated	32,155	2,132,841
Parker-Hannifin Corporation	12,191	1,961,410
Pentair plc	15,348	952,343
Snap-on Incorporated	5,305	782,859
Stanley Black & Decker Incorporated	14,003	2,016,432
Xylem Incorporated	16,451	1,021,114

		29,967,774

Professional Services : 0.29%
Equifax Incorporated	11,004	1,567,740
IHS Markit Limited †	29,051	1,360,749
Nielsen Holdings plc	30,744	1,194,404
Robert Half International Incorporated	11,642	527,383
Verisk Analytics Incorporated †	14,075	1,140,779

		5,791,055

Road & Rail : 0.86%
CSX Corporation	84,461	4,239,942
J.B. Hunt Transport Services Incorporated	7,853	776,583
Kansas City Southern	9,711	1,004,409
Norfolk Southern Corporation	26,526	3,196,914
Union Pacific Corporation	73,911	7,782,828

		17,000,676

Trading Companies & Distributors : 0.14%
Fastenal Company	26,479	1,129,859
United Rentals Incorporated †	7,736	913,312
W.W. Grainger Incorporated «	4,919	799,682

		2,842,853

Information Technology : 23.17%

Communications Equipment : 0.97%
Cisco Systems Incorporated	457,695	14,742,356
F5 Networks Incorporated †	5,923	707,088
Harris Corporation	11,160	1,371,564
Juniper Networks Incorporated	34,976	969,884
Motorola Solutions Incorporated	14,964	1,318,628

		19,109,520

8

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components : 0.40%
Amphenol Corporation Class A	27,975	$2,264,297
Corning Incorporated	84,236	2,422,627
FLIR Systems Incorporated	12,491	474,658
TE Connectivity Limited	32,498	2,586,841

		7,748,423

Internet Software & Services : 4.77%
Akamai Technologies Incorporated †	15,824	746,102
Alphabet Incorporated Class A †	27,244	26,024,559
Alphabet Incorporated Class C †	27,314	25,656,860
eBay Incorporated †	92,140	3,329,018
Facebook Incorporated Class A †	216,372	37,209,493
VeriSign Incorporated «†	8,081	838,404

		93,804,436

IT Services : 3.91%
Accenture plc Class A	56,761	7,422,068
Alliance Data Systems Corporation	5,096	1,149,148
Automatic Data Processing Incorporated	40,955	4,360,479
Cognizant Technology Solutions Corporation Class A	53,916	3,815,635
CSRA Incorporated	13,300	419,083
DXC Technology Company	25,920	2,203,200
Fidelity National Information Services Incorporated	30,261	2,811,852
Fiserv Incorporated †	19,441	2,405,046
Gartner Incorporated †	8,278	998,244
Global Payments Incorporated	13,958	1,332,849
International Business Machines Corporation	78,260	11,193,528
MasterCard Incorporated Class A	85,862	11,445,405
Paychex Incorporated	29,267	1,669,097
PayPal Holdings Incorporated †	102,263	6,307,582
Total System Services Incorporated	15,161	1,047,928
Visa Incorporated Class A	169,002	17,495,087
Western Union Company	43,138	816,171

		76,892,402

Semiconductors & Semiconductor Equipment : 3.52%
Advanced Micro Devices Incorporated «†	70,934	922,142
Analog Devices Incorporated	33,595	2,810,894
Applied Materials Incorporated	98,370	4,438,454
Broadcom Limited	36,740	9,261,052
Intel Corporation	431,052	15,116,994
KLA-Tencor Corporation	14,350	1,344,452
Lam Research Corporation	14,766	2,450,861
Microchip Technology Incorporated	20,999	1,822,713
Micron Technology Incorporated †	95,193	3,043,320
NVIDIA Corporation	54,465	9,228,550
Qorvo Incorporated †	11,634	851,841
QUALCOMM Incorporated	135,242	7,069,099
Skyworks Solutions Incorporated	16,891	1,779,636
Texas Instruments Incorporated	91,201	7,553,267
Xilinx Incorporated	22,706	1,499,958

		69,193,233

Software : 5.08%
Activision Blizzard Incorporated	63,470	4,161,093
Adobe Systems Incorporated †	45,284	7,026,265
Ansys Incorporated †	7,826	1,008,145

9

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name	Shares	Value
Software (continued)
Autodesk Incorporated †	17,753	$2,032,008
CA Incorporated	28,684	951,735
Citrix Systems Incorporated	13,836	1,082,114
Electronic Arts Incorporated †	28,379	3,448,049
Intuit Incorporated	22,281	3,151,647
Microsoft Corporation	706,720	52,841,454
Oracle Corporation	274,954	13,838,435
Red Hat Incorporated †	16,273	1,749,348
Salesforce.com Incorporated †	61,208	5,844,752
Symantec Corporation	55,677	1,669,196
Synopsys Incorporated †	13,759	1,106,499

		99,910,740

Technology Hardware, Storage & Peripherals : 4.52%
Apple Incorporated	477,264	78,271,296
Hewlett Packard Enterprise Company	152,394	2,752,236
HP Incorporated	154,089	2,940,018
NetApp Incorporated	24,802	958,845
Seagate Technology plc «	27,187	857,206
Western Digital Corporation	26,660	2,353,278
Xerox Corporation	19,542	630,620

		88,763,499

Materials : 2.86%

Chemicals : 2.09%
Air Products & Chemicals Incorporated	19,930	2,897,224
Albemarle Corporation	10,138	1,178,644
CF Industries Holdings Incorporated	21,340	618,647
E.I. du Pont de Nemours & Company	79,624	6,682,842
Eastman Chemical Company	13,349	1,150,684
Ecolab Incorporated	23,895	3,185,204
FMC Corporation	12,266	1,057,575
International Flavors & Fragrances Incorporated	7,229	989,289
LyondellBasell Industries NV Class A	30,235	2,738,989
Monsanto Company	40,168	4,707,690
PPG Industries Incorporated	23,452	2,446,513
Praxair Incorporated	26,167	3,442,007
The Dow Chemical Company	102,960	6,862,284
The Mosaic Company	32,131	641,977
The Sherwin-Williams Company	7,417	2,516,366

		41,115,935

Construction Materials : 0.14%
Martin Marietta Materials Incorporated	5,733	1,215,339
Vulcan Materials Company	12,097	1,466,882

		2,682,221

Containers & Packaging : 0.36%
Avery Dennison Corporation	8,106	764,072
Ball Corporation	32,049	1,281,640
International Paper Company	37,796	2,036,071
Packaging Corporation of America	8,623	969,311
Sealed Air Corporation	17,924	795,467
WestRock Company	22,985	1,308,076

		7,154,637

Metals & Mining : 0.27%
Freeport-McMoRan Incorporated †	121,843	1,800,840
Newmont Mining Corporation	48,811	1,871,414
Nucor Corporation	29,205	1,609,488

		5,281,742

10

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Real Estate : 3.02%

Equity REITs : 2.97%
Alexandria Real Estate Equities Incorporated	8,337	$1,011,361
American Tower Corporation	38,904	5,759,737
Apartment Investment & Management Company Class A	14,373	651,528
AvalonBay Communities Incorporated	12,613	2,367,838
Boston Properties Incorporated	14,084	1,698,530
Crown Castle International Corporation	36,854	3,996,448
Digital Realty Trust Incorporated	14,625	1,730,723
Duke Realty Corporation	32,550	967,386
Equinix Incorporated	7,132	3,340,700
Equity Residential Company Limited	33,609	2,256,844
Essex Property Trust Incorporated	6,005	1,597,150
Extra Space Storage Incorporated	11,526	894,763
Federal Realty Investment Trust	6,612	839,261
GGP Incorporated	53,323	1,106,452
HCP Incorporated	42,892	1,278,611
Host Hotels & Resorts Incorporated	67,715	1,226,996
Iron Mountain Incorporated	22,484	886,319
Kimco Realty Corporation	38,964	764,474
Mid-America Apartment Communities Incorporated	10,397	1,106,865
Prologis Incorporated	48,544	3,075,748
Public Storage Incorporated	13,686	2,810,283
Realty Income Corporation	24,995	1,438,712
Regency Centers Corporation	13,389	861,180
SBA Communications Corporation †	11,104	1,705,064
Simon Property Group Incorporated	28,578	4,482,459
SL Green Realty Corporation	9,321	898,358
The Macerich Company	10,902	575,299
UDR Incorporated	24,477	950,197
Ventas Incorporated	32,484	2,223,205
Vornado Realty Trust	15,768	1,174,558
Welltower Incorporated	33,518	2,454,188
Weyerhaeuser Company	68,772	2,242,655

		58,373,892

Real Estate Management & Development : 0.05%
CBRE Group Incorporated Class A †	27,526	993,138

Telecommunication Services : 2.11%

Diversified Telecommunication Services : 2.11%
AT&T Incorporated	562,775	21,081,552
CenturyLink Incorporated «	50,237	990,674
Level 3 Communications Incorporated †	26,795	1,458,452
Verizon Communications Incorporated	373,417	17,912,813

		41,443,491

Utilities : 3.21%

Electric Utilities : 2.02%
Alliant Energy Corporation	20,854	891,300
American Electric Power Company Incorporated	45,010	3,314,086
Duke Energy Corporation	64,066	5,592,962
Edison International	29,824	2,391,288
Entergy Corporation	16,428	1,300,605
Eversource Energy	29,007	1,827,441
Exelon Corporation	84,773	3,210,354
FirstEnergy Corporation	40,619	1,323,367
NextEra Energy Incorporated	42,855	6,450,106

11

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Index Portfolio

Security name				Shares	Value
Electric Utilities (continued)
PG&E Corporation				46,740	$3,289,561
Pinnacle West Capital Corporation				10,212	918,774
PPL Corporation				62,536	2,453,913
The Southern Company				91,044	4,393,783
Xcel Energy Incorporated				46,480	2,300,760

					39,658,300

Independent Power & Renewable Electricity Producers : 0.07%
AES Corporation				60,428	667,125
NRG Energy Incorporated				28,933	720,721

					1,387,846

Multi-Utilities : 1.06%
Ameren Corporation				22,210	1,332,378
CenterPoint Energy Incorporated				39,450	1,168,509
CMS Energy Corporation				25,672	1,246,119
Consolidated Edison Incorporated				27,954	2,355,684
Dominion Resources Incorporated				57,576	4,535,262
DTE Energy Company				16,421	1,844,407
NiSource Incorporated				29,608	795,567
Public Service Enterprise Group Incorporated				46,307	2,169,020
SCANA Corporation				13,082	789,891
Sempra Energy				22,961	2,707,791
WEC Energy Group Incorporated				28,887	1,884,010

					20,828,638

Water Utilities : 0.06%
American Water Works Company Incorporated				16,311	1,319,560

Total Common Stocks (Cost $744,782,441)					1,938,491,452

		Yield
Short-Term Investments : 1.41%

Investment Companies : 1.36%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25%		10,952,243	10,953,338
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.92		15,737,166	15,737,166

					26,690,504

			Maturity date	Principal
U.S. Treasury Securities : 0.05%
U.S. Treasury Bill (z)#		0.93	9-21-2017	$190,000	189,905
U.S. Treasury Bill (z)#		0.96	11-16-2017	347,000	346,322
U.S. Treasury Bill (z)#		0.98	10-5-2017	146,000	145,848
U.S. Treasury Bill (z)#		0.98	11-24-2017	349,000	348,217

					1,030,292

Total Short-Term Investments (Cost $27,720,150)					27,720,796

Total investments in securities (Cost $772,502,591)	100.02%				1,966,212,248
Other assets and liabilities, net	(0.02)				(357,095)

Total net assets	100.00%				$1,965,855,153

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

12

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

13

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains
Long
S&P 500 Index	36	9-14-2017	$22,119,780	$22,230,900	$111,120

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Common Stocks - 1.07%
Financials - 1.07%
Banks - 1.07%
Wells Fargo & Company	$432,148	$321	$20,769	$411,700	$21,025,519

Short-Term Investment - 1.36%
Investment companies - 1.36%
Securities Lending Cash Investment LLC	10,256,007	31,800,864	31,104,628	10,952,243	10,953,338
Wells Fargo Government Money Market Fund Select Class	17,511,265	90,094,227	91,868,326	15,737,166	15,737,166

					26,690,504
					$47,716,023

Wells Fargo Index Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$233,505,432	$0	$0	$233,505,432
Consumer staples	164,251,110	0	0	164,251,110
Energy	109,806,808	0	0	109,806,808
Financials	275,660,134	0	0	275,660,134
Health care	283,901,555	0	0	283,901,555
Industrials	195,704,760	0	0	195,704,760
Information technology	455,422,253	0	0	455,422,253
Materials	56,234,535	0	0	56,234,535
Real estate	59,367,030	0	0	59,367,030
Telecommunication services	41,443,491	0	0	41,443,491
Utilities	63,194,344	0	0	63,194,344
Short-term investments
Investment companies	15,737,166	0	0	15,737,166
U.S. Treasury securities	1,030,292	0	0	1,030,292
Investments measured at net asset value*				10,953,338

	1,955,258,910	0	0	1,966,212,248
Futures contracts	128,700	0	0	128,700

Total assets	$1,955,387,610	$0	$0	$1,966,340,948

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $10,953,338 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo International Growth Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 93.25%

Brazil : 0.78%
Ambev SA ADR (Consumer Staples, Beverages)	164,631	$1,030,590

Canada : 3.28%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	27,749	4,317,744

Chile : 0.21%
Sociedad Quimica Minera de Chile (Materials, Chemicals)	5,956	279,515

China : 6.14%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	34,317	5,893,602
NetEase Incorporated ADR (Information Technology, Internet Software & Services)	5,096	1,405,681
Tencent Holdings Limited (Information Technology, Internet Software & Services)	18,500	777,753

		8,077,036

Denmark : 0.39%
Genmab AS (Health Care, Biotechnology)†	2,196	512,500

France : 4.46%
BNP Paribas SA (Financials, Banks)	5,512	419,362
Eiffage SA (Industrials, Construction & Engineering)	16,254	1,679,544
Schneider Electric SE (Industrials, Electrical Equipment)	17,531	1,413,511
Vallourec SA (Energy, Energy Equipment & Services) †«	76,145	386,156
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	68,155	1,971,990

		5,870,563

Germany : 22.48%
Allianz AG (Financials, Insurance)	22,749	4,867,911
Beiersdorf AG (Consumer Staples, Personal Products)	22,719	2,425,472
Deutsche Boerse AG (Financials, Capital Markets)	59,070	6,314,026
Deutsche Post AG (Industrials, Air Freight & Logistics)	73,261	3,038,958
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	106,090	1,914,631
Linde AG (Materials, Chemicals)	28,807	5,522,938
SAP SE (Information Technology, Software)	14,380	1,508,156
Wirecard AG (Information Technology, IT Services)	46,586	3,971,371

		29,563,463

Hong Kong : 2.71%
AIA Group Limited (Financials, Insurance)	464,400	3,563,520

Indonesia : 0.63%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	724,800	821,661

Ireland : 3.73%
Allegion plc (Industrials, Building Products)	9,761	768,288
Medtronic plc (Health Care, Health Care Equipment & Supplies)	51,237	4,130,727

		4,899,015

Italy : 4.87%
Assicurazioni Generali SpA (Financials, Insurance)	127,444	2,281,806
Intesa Sanpaolo SpA (Financials, Banks)	770,154	2,600,131
UniCredit SpA (Financials, Banks)	74,950	1,524,843

		6,406,780

1

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo International Growth Portfolio

Security name	Shares	Value
Japan : 7.49%
CALBEE Incorporated (Consumer Staples, Food Products)	36,800	$1,258,635
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	108,454	3,713,293
Nintendo Company Limited (Information Technology, Software)	4,100	1,366,480
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	24,900	1,238,488
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	69,293	1,609,494
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	38,156	657,712

		9,844,102

Mexico : 0.61%
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	328,700	799,723

Netherlands : 6.55%
Akzo Nobel NV (Materials, Chemicals)	16,714	1,528,104
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	11,419	1,773,985
ING Groep NV (Financials, Banks)	258,239	4,580,570
Unilever NV (Consumer Staples, Personal Products)	12,290	731,678

		8,614,337

Russia : 1.07%
MMC Norilsk Nickel PJSC ADR (Materials, Metals & Mining)	83,894	1,405,225

South Korea : 2.65%
LG Household & Health Care Limited (Consumer Staples, Personal Products)	583	496,346
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	1,454	2,986,399

		3,482,745

Spain : 1.62%
Grifols SA (Health Care, Biotechnology)	33,755	954,362
Grifols SA ADR (Health Care, Biotechnology)	57,202	1,181,221

		2,135,583

Switzerland : 4.45%
Idorsia Limited (Health Care, Biotechnology)†	3,851	70,277
Nestle SA (Consumer Staples, Food Products)	52,941	4,491,110
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,236	1,291,768

		5,853,155

Taiwan : 1.66%
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	305,000	2,188,028

United Kingdom : 15.72%
Aon plc (Financials, Insurance)	29,513	4,107,029
BAE Systems plc (Industrials, Aerospace & Defense)	227,834	1,789,770
Coca-Cola European Partners plc (Consumer Staples, Beverages)	85,834	3,690,862
ConvaTec Limited (Health Care, Health Care Equipment & Supplies)144A†	437,612	1,623,499
Experian Group Limited plc (Industrials, Professional Services)	71,278	1,432,316
Glencore International plc (Materials, Metals & Mining)	141,694	658,692
Liberty Global plc Class A (Consumer Discretionary, Media)†	47,673	1,620,882
Liberty Global plc Class C (Consumer Discretionary, Media)†	79,835	2,636,950
London Stock Exchange Group plc (Financials, Capital Markets)	14,810	756,457
Merlin Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure)144A	61,047	364,150
St. James’s Place plc (Financials, Insurance)	21,128	315,007
Wolseley plc (Industrials, Trading Companies & Distributors)	28,071	1,670,828

		20,666,442

2

Wells Fargo International Growth Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name			Shares	Value
United States : 1.75%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)†			931	$912,939
WABCO Holdings Incorporated (Industrials, Machinery)†			9,662	1,387,656

				2,300,595

Total Common Stocks (Cost $96,858,889)				122,632,322

		Expiration date
Participation Notes : 3.34%

Ireland : 3.34%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		10-29-2018	205,715	4,386,595

Total Participation Notes (Cost $2,320,853)				4,386,595

	Dividend yield
Preferred Stocks : 1.39%

Germany : 1.39%
Henkel AG & Company KGaA (Consumer Staples, Household Products)	1.28%		13,666	1,831,042

Total Preferred Stocks (Cost $1,042,193)				1,831,042

	Yield
Short-Term Investments : 2.46%

Investment Companies : 2.46%
Securities Lending Cash Investment LLC (l)(r)(u)	1.25		368,781	368,818
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92		2,872,594	2,872,594

Total Short-Term Investments (Cost $3,241,412)				3,241,412

Total investments in securities (Cost $103,463,347)	100.44%			132,091,371
Other assets and liabilities, net	(0.44)			(582,211)

Total net assets	100.00%			$131,509,160

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo International Growth Portfolio

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies – 2.18%
Securities Lending Cash Investment LLC	5,192,235	10,517,523	15,340,977	368,781	$368,818
Wells Fargo Government Money Market Fund Select Class	1,660,070	11,225,218	10,012,694	2,872,594	2,872,594

					$3,241,412

4

Wells Fargo International Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Portfolio to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$1,030,590	$0	$0	$1,030,590
Canada	4,317,744	0	0	4,317,744
Chile	279,515	0	0	279,515
China	8,077,036	0	0	8,077,036
Denmark	512,500	0	0	512,500
France	5,870,563	0	0	5,870,563
Germany	29,563,463	0	0	29,563,463
Hong Kong	3,563,520	0	0	3,563,520
Indonesia	821,661	0	0	821,661
Ireland	4,899,015	0	0	4,899,015
Italy	6,406,780	0	0	6,406,780

Japan	9,844,102	0	0	9,844,102
Mexico	799,723	0	0	799,723
Netherlands	8,614,337	0	0	8,614,337
Russia	1,405,225	0	0	1,405,225
South Korea	3,482,745	0	0	3,482,745
Spain	2,135,583	0	0	2,135,583
Switzerland	5,853,155	0	0	5,853,155
Taiwan	2,188,028	0	0	2,188,028
United Kingdom	20,666,442	0	0	20,666,442
United States	2,300,595	0	0	2,300,595
Participation notes
Ireland	0	4,386,595	0	4,386,595
Preferred stocks
Germany	1,831,042	0	0	1,831,042
Short-term investments
Investment companies	2,872,594	0	0	2,872,594
Investments measured at net asset value*				368,818

Total assets	$127,335,958	$4,386,595	$0	$132,091,371

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $368,818 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo International Value Fund	Portfolio of investments — August 31, 2017 (unaudited)

Security name		Value
Investment Companies : 99.81%

Affiliated Master Portfolios : 99.81%
Wells Fargo International Value Portfolio		$776,491,988

Total Investment Companies (Cost $711,992,375)		776,491,988

Total investments in securities (Cost $711,992,375)	99.81%	776,491,988
Other assets and liabilities, net	0.19	1,458,007

Total net assets	100.00%	$777,949,995

1

Wells Fargo International Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

The Fund seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of August 31, 2017, the Fund owns 96% of Wells Fargo International Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2017, the Fund’s investment in Wells Fargo International Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2017, the affiliated Master Portfolio valued at $776,491,988 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Large Company Value Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 97.47%

Consumer Discretionary : 6.28%

Hotels, Restaurants & Leisure : 1.83%
Royal Caribbean Cruises Limited	1,608	$200,132
Scientific Games Corporation Class A †	2,209	77,757
Yum China Holdings Incorporated †	27,462	971,056

		1,248,945

Internet & Direct Marketing Retail : 0.30%
Liberty Expedia Holdings Incorporated Class A †	3,805	208,095

Media : 2.27%
Discovery Communications Incorporated Class C †	18,431	387,235
The Walt Disney Company	11,490	1,162,788

		1,550,023

Specialty Retail : 1.88%
Best Buy Company Incorporated	1,321	71,677
Burlington Stores Incorporated †	6,541	569,917
Office Depot Incorporated	150,254	644,590

		1,286,184

Consumer Staples : 7.69%

Beverages : 2.04%
PepsiCo Incorporated	12,033	1,392,579

Food & Staples Retailing : 3.06%
US Foods Holding Corporation †	41,213	1,131,297
Wal-Mart Stores Incorporated	5,780	451,245
Walgreens Boots Alliance Incorporated	6,246	509,049

		2,091,591

Household Products : 0.74%
The Procter & Gamble Company	5,468	504,532

Tobacco : 1.85%
Altria Group Incorporated	7,260	460,284
Philip Morris International	6,891	805,765

		1,266,049

Energy : 9.63%

Energy Equipment & Services : 2.07%
Baker Hughes Incorporated	41,629	1,411,223

Oil, Gas & Consumable Fuels : 7.56%
Anadarko Petroleum Corporation	8,200	335,626
Chevron Corporation	3,469	373,334
Devon Energy Corporation	39,876	1,252,106
EOG Resources Incorporated	2,221	188,763
Exxon Mobil Corporation	24,819	1,894,434
Marathon Petroleum Corporation	13,276	696,326
Ultra Petroleum Corporation †	54,818	427,032

		5,167,621

1

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Large Company Value Portfolio

Security name	Shares	Value
Financials : 23.71%

Banks : 11.32%
Bank of America Corporation	113,962	$2,722,552
Citigroup Incorporated	13,370	909,561
JPMorgan Chase & Company	35,343	3,212,325
US Bancorp	17,349	889,136

		7,733,574

Capital Markets : 2.83%
Bank of New York Mellon Corporation	31,517	1,647,709
Morgan Stanley	6,237	283,784

		1,931,493

Diversified Financial Services : 4.95%
Berkshire Hathaway Incorporated Class B †	18,658	3,380,083

Insurance : 2.38%
Assured Guaranty Limited	7,888	335,556
Chubb Limited	1,005	142,127
CNO Financial Group Incorporated	17,686	395,282
Principal Financial Group Incorporated	7,283	455,333
Prudential Financial Incorporated	735	75,029
Unum Group	4,674	225,193

		1,628,520

Thrifts & Mortgage Finance : 2.23%
MGIC Investment Corporation †	59,087	676,546
Radian Group Incorporated	48,521	849,118

		1,525,664

Health Care : 15.68%

Biotechnology : 4.38%
Amgen Incorporated	5,307	943,425
Biogen Incorporated	4,587	1,452,061
Gilead Sciences Incorporated	7,091	593,588

		2,989,074

Health Care Equipment & Supplies : 2.06%
Baxter International Incorporated	22,725	1,409,859

Life Sciences Tools & Services : 0.04%
Thermo Fisher Scientific Incorporated	146	27,322

Pharmaceuticals : 9.20%
Johnson & Johnson	22,998	3,044,245
Merck & Company Incorporated	36,803	2,350,240
Pfizer Incorporated	26,335	893,283

		6,287,768

Industrials : 6.88%

Aerospace & Defense : 2.02%
Spirit AeroSystems Holdings Incorporated Class A	10,265	764,743
Textron Incorporated	795	39,027
United Technologies Corporation	4,831	578,367

		1,382,137

2

Wells Fargo Large Company Value Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Air Freight & Logistics : 0.83%
FedEx Corporation	2,660	$570,251

Airlines : 2.56%
Delta Air Lines Incorporated	7,326	345,714
Southwest Airlines Company	24,859	1,296,148
United Continental Holdings Incorporated †	1,694	104,960

		1,746,822

Building Products : 0.15%
Owens Corning Incorporated	1,398	103,634

Industrial Conglomerates : 1.29%
Honeywell International Incorporated	6,395	884,237

Machinery : 0.03%
Cummins Incorporated	113	18,010

Information Technology : 9.09%

Communications Equipment : 3.26%
Cisco Systems Incorporated	69,149	2,227,289

Electronic Equipment, Instruments & Components : 0.92%
Arrow Electronics Incorporated †	3,338	265,137
Insight Enterprises Incorporated †	3,401	136,312
Sanmina Corporation †	6,110	228,820

		630,269

Semiconductors & Semiconductor Equipment : 4.24%
Applied Materials Incorporated	947	42,729
Broadcom Limited	170	42,852
Intel Corporation	49,416	1,733,019
Micron Technology Incorporated †	15,977	510,785
Texas Instruments Incorporated	6,835	566,075

		2,895,460

Software : 0.67%
Dell Technologies Incorporated Class V †	6,127	459,096

Materials : 2.30%

Containers & Packaging : 0.58%
WestRock Company	6,981	397,289

Metals & Mining : 0.51%
Southern Copper Corporation	8,599	349,979

Paper & Forest Products : 1.21%
Louisiana-Pacific Corporation †	32,246	821,628

Real Estate : 6.72%

Equity REITs : 4.14%
Liberty Property Trust	3,078	131,123
Park Hotels & Resorts Incorporated	21,678	578,586
Quality Care Properties Incorporated †	28,880	396,234
Rayonier Incorporated	44,905	1,302,690
Xenia Hotels & Resorts Incorporated	21,082	420,797

		2,829,430

3

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Large Company Value Portfolio

Security name			Shares	Value
Real Estate Management & Development : 2.58%
CBRE Group Incorporated Class A †			37,582	$1,355,959
Realogy Holdings Corporation			12,088	409,783

				1,765,742

Telecommunication Services : 2.09%

Diversified Telecommunication Services : 0.62%
Verizon Communications Incorporated			8,812	422,712

Wireless Telecommunication Services : 1.47%
Sprint Corporation †			88,270	728,228
T-Mobile US Incorporated †			4,238	274,241

				1,002,469

Utilities : 7.40%

Electric Utilities : 7.00%
American Electric Power Company Incorporated			21,285	1,567,215
Avangrid Incorporated			10,534	514,270
Exelon Corporation			26,295	995,792
PG&E Corporation			7,264	511,240
PPL Corporation			30,473	1,195,761

				4,784,278

Gas Utilities : 0.35%
UGI Corporation			4,872	240,726

Multi-Utilities : 0.05%
MDU Resources Group Incorporated			1,219	32,962

Total Common Stocks (Cost $60,877,589)				66,604,619

		Yield
Short-Term Investments : 2.11%

Investment Companies : 2.11%
Wells Fargo Government Money Market Fund Select Class(l)(u)		0.92%	1,444,031	1,444,031

Total Short-Term Investments (Cost $1,444,031)				1,444,031

Total investments in securities (Cost $62,321,620)	99.58%			68,048,650
Other assets and liabilities, net	0.42			285,177

Total net assets	100.00%			$68,333,827

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Wells Fargo Large Company Value Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long

S&P 500 E-Mini Index	12	9-15-2017	$1,483,259	$1,482,060	$0	$(1,199)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies – 2.11%
Wells Fargo Government Money Market Fund Select Class	1,468,513	6,734,492	6,758,974	1,444,031	$1,444,031

5

Wells Fargo Large Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$4,293,247	$0	$0	$4,293,247
Consumer staples	5,254,751	0	0	5,254,751
Energy	6,578,844	0	0	6,578,844
Financials	16,199,334	0	0	16,199,334
Health care	10,714,023	0	0	10,714,023
Industrials	4,705,091	0	0	4,705,091
Information technology	6,212,114	0	0	6,212,114
Materials	1,568,896	0	0	1,568,896
Real estate	4,595,172	0	0	4,595,172
Telecommunication services	1,425,181	0	0	1,425,181
Utilities	5,057,966	0	0	5,057,966
Short-Term Investments
Investment companies	1,444,031	0	0	1,444,031

	68,048,650	0	0	68,048,650
Futures contracts	8,580	0	0	8,580

Total assets	$68,057,230	$0	$0	$68,057,230

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 95.75%

Consumer Discretionary : 11.62%

Auto Components : 0.81%
Fox Factory Holding Corporation †	349,027	$13,961,078

Diversified Consumer Services : 0.45%
Houghton Mifflin Harcourt Company †	762,459	7,777,082

Hotels, Restaurants & Leisure : 4.06%
Del Taco Restaurants Incorporated †	764,014	10,757,317
Eldorado Resorts Incorporated †«	663,792	15,267,216
Extended Stay America Incorporated	981,828	19,234,011
International Game Technology	863,050	17,580,329
Zoe’s Kitchen Incorporated †«	525,753	6,766,441

		69,605,314

Media : 2.05%
IMAX Corporation †	416,646	7,770,448
Lions Gate Entertainment Class A «	198,256	5,894,151
Lions Gate Entertainment Class B †	317,635	8,916,014
Media General Incorporated † (a)	347,897	685,757
Nexstar Broadcasting Group Incorporated	197,081	11,864,276

		35,130,646

Specialty Retail : 3.44%
At Home Group Incorporated †«	341,060	8,355,970
Burlington Stores Incorporated †	186,264	16,229,182
Chico’s FAS Incorporated	680,959	5,229,765
Dick’s Sporting Goods Incorporated	317,766	8,376,312
Monro Muffler Brake Incorporated «	204,144	9,737,669
Party City Holdco Incorporated †«	789,292	11,010,623

		58,939,521

Textiles, Apparel & Luxury Goods : 0.81%
G-III Apparel Group Limited †	507,923	13,967,883

Consumer Staples : 2.22%

Food & Staples Retailing : 1.17%
Performance Food Group Company †	723,952	20,125,866

Household Products : 1.05%
Central Garden & Pet Company Class A †	527,346	17,977,225

Energy : 1.56%

Energy Equipment & Services : 0.42%
Keane Group Incorporated †«	559,063	7,239,866

Oil, Gas & Consumable Fuels : 1.14%
Diamondback Energy Incorporated †	97,700	8,870,183
GasLog Limited «	634,610	10,661,448

		19,531,631

Financials : 8.32%

Banks : 2.10%
ServisFirst Bancshares Incorporated	313,703	10,700,409
Signature Bank †	50,346	6,461,406
SVB Financial Group †	111,990	18,964,387

		36,126,202

1

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name	Shares	Value
Capital Markets : 3.78%
Evercore Partners Incorporated Class A	292,721	$22,085,799
Stifel Financial Corporation	350,743	16,747,978
Virtu Financial Incorporated Class A «	775,914	13,927,656
Virtus Investment Partners Incorporated	113,555	12,036,830

		64,798,263

Insurance : 1.14%
Argo Group International Holdings Limited	324,009	19,505,342

Thrifts & Mortgage Finance : 1.30%
Essent Group Limited †	573,146	22,398,546

Health Care : 20.18%

Biotechnology : 5.22%
Alnylam Pharmaceuticals Incorporated †	131,072	11,236,803
Bioverativ Incorporated †	173,832	9,854,536
Clovis Oncology Incorporated †	81,511	6,200,542
Emergent BioSolutions Incorporated †	283,490	10,582,682
Esperion Therapeutics Incorporated †«	180,308	8,910,821
Flexion Therapeutics Incorporated †«	415,181	10,670,152
Foundation Medicine Incorporated †«	206,434	8,319,290
Galapagos NV †«	74,772	6,915,662
Intrexon Corporation «	370,427	7,308,525
Tesaro Incorporated †«	73,901	9,543,575

		89,542,588

Health Care Equipment & Supplies : 7.41%
AngioDynamics Incorporated †	483,917	8,241,107
Atricure Incorporated †	554,551	12,438,579
Cerus Corporation †«	1,741,124	4,091,641
DexCom Incorporated †«	230,295	17,182,310
Glaukos Corporation †«	291,734	11,012,959
Inogen Incorporated †	186,444	17,861,335
K2M Group Holdings Incorporated †	545,566	12,755,333
Nevro Corporation †	190,486	16,416,083
Novocure Limited †«	436,428	8,946,774
Wright Medical Group NV †	613,163	18,149,625

		127,095,746

Health Care Providers & Services : 2.77%
AMN Healthcare Services Incorporated †«	362,686	13,546,322
HealthEquity Incorporated †	469,457	20,078,676
Teladoc Incorporated †«	417,413	14,004,206

		47,629,204

Health Care Technology : 2.93%
athenahealth Incorporated †	89,602	12,627,610
Evolent Health Incorporated Class A †«	831,862	13,892,095
Medidata Solutions Incorporated †	190,962	14,314,512
Vocera Communications Incorporated †	340,712	9,488,829

		50,323,046

Life Sciences Tools & Services : 1.34%
ICON plc ADR †	202,654	22,978,937

2

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Pharmaceuticals : 0.51%
Pacira Pharmaceuticals Incorporated †	229,882	$8,758,504

Industrials : 17.00%

Air Freight & Logistics : 0.57%
Hub Group Incorporated Class A †	253,286	9,738,847

Building Products : 4.63%
A.O. Smith Corporation	350,151	19,499,909
Apogee Enterprises Incorporated	404,438	17,673,941
JELD-WEN Holding Incorporated †	277,741	8,476,655
Masonite International Corporation †	177,110	11,211,063
NCI Building Systems Incorporated †	727,519	12,222,319
PGT Incorporated †	786,011	10,375,345

		79,459,232

Commercial Services & Supplies : 2.45%
Copart Incorporated †	803,218	26,257,196
KAR Auction Services Incorporated	352,188	15,880,157

		42,137,353

Construction & Engineering : 1.17%
Granite Construction Incorporated	362,318	20,010,823

Machinery : 3.89%
EnPro Industries Incorporated	274,468	19,341,760
Gardner Denver Holdings Incorporated †	524,632	12,323,606
REV Group Incorporated «	491,227	12,374,008
SPX Corporation †	463,306	11,165,675
Wabash National Corporation «	550,629	11,574,222

		66,779,271

Professional Services : 1.61%
On Assignment Incorporated †	416,117	19,848,781
RPX Corporation †	593,528	7,751,476

		27,600,257

Road & Rail : 2.68%
Genesee & Wyoming Incorporated Class A †	243,607	16,701,696
Schneider National Incorporated Class B «	701,447	15,607,196
Swift Transportation Company †«	486,699	13,651,907

		45,960,799

Information Technology : 30.70%

Communications Equipment : 0.93%
Ciena Corporation †	739,152	15,973,075

Electronic Equipment, Instruments & Components : 1.91%
OSI Systems Incorporated †	171,771	14,267,299
Tech Data Corporation †	168,243	18,555,520

		32,822,819

Internet Software & Services : 7.53%
2U Incorporated †	457,010	22,896,201
Benefitfocus Incorporated †«	399,013	12,309,551
Cloudera Incorporated †«	519,647	10,081,152
Cornerstone OnDemand Incorporated †	384,246	13,440,925
Hortonworks Incorporated †	802,403	13,632,827
Mimecast Limited †«	364,195	9,851,475

3

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Small Company Growth Portfolio

Security name		Shares	Value
Internet Software & Services (continued)
New Relic Incorporated †		330,606	$15,836,027
Okta Incorporated †«		195,743	5,283,104
Pandora Media Incorporated †«		716,118	6,051,197
Shopify Incorporated Class A †		178,853	19,838,375

			129,220,834

IT Services : 2.06%
Acxiom Corporation †		748,104	17,423,342
Vantiv Incorporated Class A †		254,592	17,997,108

			35,420,450

Semiconductors & Semiconductor Equipment : 7.30%
Axcelis Technologies Incorporated †		496,016	10,366,734
Cypress Semiconductor Corporation		1,550,223	21,222,553
FormFactor Incorporated †		1,149,455	17,356,771
MACOM Technology Solutions Holdings Incorporated †«		190,433	8,672,319
Microsemi Corporation †		432,763	21,802,600
Nanometrics Incorporated †		344,178	8,876,351
Silicon Motion Technology Corporation ADR «		280,034	12,772,351
Teradyne Incorporated		678,154	24,149,064

			125,218,743

Software : 10.97%
Atlassian Corporation plc Class A †		471,932	16,800,779
Cadence Design Systems Incorporated †		607,363	23,863,292
CyberArk Software Limited †«		260,182	10,409,882
Nuance Communications Incorporated †		912,402	14,662,300
PTC Incorporated †		455,106	25,485,936
RealPage Incorporated †		595,936	25,684,842
SS&C Technologies Holdings Incorporated		853,769	33,049,398
Talend SA ADR †		291,584	11,488,410
Ultimate Software Group Incorporated †«		62,167	12,489,350
Zendesk Incorporated †		519,483	14,233,834

			188,168,023

Materials : 2.86%

Metals & Mining : 1.66%
Carpenter Technology Corporation		335,033	13,578,887
Steel Dynamics Incorporated		429,752	14,804,956

			28,383,843

Paper & Forest Products : 1.20%
Boise Cascade Company †		687,272	20,618,160

Real Estate : 1.29%

Equity REITs : 1.29%
QTS Realty Trust Incorporated Class A		406,916	22,046,709

Total Common Stocks (Cost $1,249,094,539)			1,642,971,728

	Yield
Short-Term Investments : 17.87%

Investment Companies : 17.87%
Securities Lending Cash Investment LLC (l)(r)(u)	1.25%	240,043,379	240,067,384

4

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.92%	66,590,999	$66,590,999

Total Short-Term Investments (Cost $306,645,517)				306,658,383

Total investments in securities (Cost $1,555,740,056)	113.62%			1,949,630,111
Other assets and liabilities, net	(13.62)			(233,639,069)

Total net assets	100.00%			$1,715,991,042

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 17.87%
Securities Lending Cash Investment LLC	205,550,129	243,581,976	209,088,726	240,043,379	$240,067,384
Wells Fargo Government Money Market Fund Select Class	62,006,657	117,307,471	112,723,129	66,590,999	66,590,999

					$306,658,383

Wells Fargo Small Company Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$198,695,767	$685,757	$0	$199,381,524
Consumer staples	38,103,091	0	0	38,103,091
Energy	26,771,497	0	0	26,771,497
Financials	142,828,353	0	0	142,828,353
Health care	346,328,025	0	0	346,328,025
Industrials	291,686,582	0	0	291,686,582
Information technology	526,823,944	0	0	526,823,944
Materials	49,002,003	0	0	49,002,003
Real estate	22,046,709	0	0	22,046,709
Short-term investments
Investment companies	66,590,999	0	0	66,590,999
Investments measured at net asset value*				240,067,384

Total assets	$1,708,876,970	$685,757	$0	$1,949,630,111

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $240,067,384 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 96.00%

Consumer Discretionary : 18.73%

Auto Components : 2.24%
American Axle & Manufacturing Holdings Incorporated †	109,851	$1,604,923
Visteon Corporation †	26,595	3,070,127

		4,675,050

Diversified Consumer Services : 1.39%
Adtalem Global Education Incorporated	85,231	2,914,900

Hotels, Restaurants & Leisure : 6.54%
Eldorado Resorts Incorporated †«	158,661	3,649,203
Extended Stay America Incorporated	113,789	2,229,127
International Game Technology	69,015	1,405,836
Penn National Gaming Incorporated †	86,660	1,922,985
Red Robin Gourmet Burgers Incorporated †	40,166	2,289,462
SeaWorld Entertainment Incorporated «	168,590	2,188,298

		13,684,911

Household Durables : 3.06%
Century Communities Incorporated †	86,653	1,954,025
Taylor Morrison Home Corporation Class A †	82,275	1,663,601
TRI Pointe Homes Incorporated †	219,147	2,791,933

		6,409,559

Internet & Direct Marketing Retail : 1.02%
1-800-Flowers.com Incorporated Class A †	236,154	2,125,386

Media : 2.26%
AMC Entertainment Holdings Class A «	90,210	1,208,814
IMAX Corporation †	93,040	1,735,196
Regal Entertainment Group Class A «	120,748	1,783,448

		4,727,458

Specialty Retail : 1.37%
Asbury Automotive Group Incorporated †	28,337	1,525,947
Urban Outfitters Incorporated †«	65,506	1,338,943

		2,864,890

Textiles, Apparel & Luxury Goods : 0.85%
Oxford Industries Incorporated	30,625	1,770,431

Consumer Staples : 2.52%

Food & Staples Retailing : 1.22%
The Andersons Incorporated	43,311	1,379,455
United Natural Foods Incorporated †	33,611	1,167,982

		2,547,437

Food Products : 1.30%
Darling Ingredients Incorporated †	156,002	2,714,435

Energy : 4.63%

Energy Equipment & Services : 1.85%
Basic Energy Services Incorporated †«	58,829	837,725
C&J Energy Services Incorporated †	62,160	1,570,162
Unit Corporation †	91,256	1,452,796

		3,860,683

1

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels : 2.78%
Callon Petroleum Company †«	143,079	$1,482,298
Delek US Holdings Incorporated	83,536	2,065,010
Scorpio Tankers Incorporated	345,863	1,407,662
SM Energy Company	64,822	866,022

		5,820,992

Financials : 26.53%

Banks : 17.72%
Berkshire Hills Bancorp Incorporated	60,450	2,043,210
Cathay General Bancorp	64,407	2,271,635
Chemical Financial Corporation	48,706	2,211,739
ConnectOne Bancorp Incorporated	71,698	1,634,714
Customers Bancorp Incorporated †	66,067	1,861,768
FCB Financial Holdings Class A †	43,161	1,881,820
First Bancorp	51,961	1,607,673
FNB Corporation	160,823	2,040,844
Great Western Bancorp Incorporated	60,425	2,170,466
Green Bancorp Incorporated †	71,144	1,426,437
Independent Bank Group Incorporated	46,607	2,593,680
MB Financial Incorporated	53,975	2,146,586
Opus Bank †	59,718	1,337,683
Renasant Corporation	51,493	2,050,966
Simmons First National Corporation Class A	35,792	1,868,342
Sterling BanCorp	96,345	2,162,945
Valley National Bancorp	170,480	1,907,671
WesBanco Incorporated	45,745	1,737,395
Wintrust Financial Corporation	28,817	2,098,166

		37,053,740

Capital Markets : 0.90%
Stifel Financial Corporation	39,518	1,886,985

Consumer Finance : 1.83%
Encore Capital Group Incorporated †«	52,306	2,110,547
PRA Group Incorporated †«	59,785	1,727,787

		3,838,334

Insurance : 4.32%
Horace Mann Educators Corporation	63,364	2,227,245
James River Group Holdings Limited	50,431	2,011,188
Kemper Corporation	51,976	2,489,650
Primerica Incorporated	30,015	2,297,648

		9,025,731

Thrifts & Mortgage Finance : 1.76%
Bofi Holding Incorporated †«	88,332	2,341,681
Dime Community Bancshares	70,920	1,343,934

		3,685,615

Health Care : 6.38%

Health Care Equipment & Supplies : 1.44%
Merit Medical Systems Incorporated †	73,125	3,020,063

Health Care Providers & Services : 3.94%
Acadia Healthcare Company Incorporated †«	52,000	2,440,880
Magellan Health Services Incorporated †	35,524	2,873,892
PharMerica Corporation †	99,252	2,918,009

		8,232,781

2

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Health Care Technology : 1.00%
HMS Holdings Corporation †	118,080	$2,092,378

Industrials : 6.98%

Aerospace & Defense : 0.68%
Triumph Group Incorporated	53,972	1,419,464

Building Products : 0.82%
Builders FirstSource Incorporated †	105,644	1,719,884

Commercial Services & Supplies : 1.99%
Interface Incorporated	125,578	2,385,982
LSC Communications Incorporated	110,826	1,785,407

		4,171,389

Construction & Engineering : 0.80%
KBR Incorporated	102,678	1,670,571

Trading Companies & Distributors : 2.69%
Air Lease Corporation	72,254	2,936,403
Triton International Limited	72,935	2,692,760

		5,629,163

Information Technology : 13.23%

Communications Equipment : 2.18%
Comtech Telecommunications Corporation	105,476	2,064,165
Finisar Corporation †	103,606	2,502,085

		4,566,250

Electronic Equipment, Instruments & Components : 3.24%
Anixter International Incorporated †	24,997	1,844,779
VeriFone Systems Incorporated †	93,787	1,854,169
Vishay Intertechnology Incorporated	173,536	3,071,587

		6,770,535

IT Services : 0.94%
Virtusa Corporation †	54,032	1,962,442

Semiconductors & Semiconductor Equipment : 4.93%
Cypress Semiconductor Corporation	239,988	3,285,436
MKS Instruments Incorporated	35,284	2,905,637
Smart Global Holdings Incorporated †	27,144	539,351
Synaptics Incorporated †«	37,921	1,576,376
Veeco Instruments Incorporated †	106,750	2,017,575

		10,324,375

Software : 1.37%
Tivo Corporation	156,345	2,861,114

Technology Hardware, Storage & Peripherals : 0.57%
Super Micro Computer Incorporated †	44,958	1,197,007

3

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Small Company Value Portfolio

Security name			Shares	Value
Materials : 2.32%

Chemicals : 1.80%
A. Schulman Incorporated			58,664	$1,783,386
Cabot Corporation			37,514	1,976,238

				3,759,624

Construction Materials : 0.17%
Forterra Incorporated †«			109,649	364,035

Metals & Mining : 0.35%
AK Steel Holding Corporation †«			129,866	727,250
Ferroglobe Representation & Warranty Insurance Trust †(a)			224,340	0

				727,250

Real Estate : 10.39%

Equity REITs : 9.23%
Brandywine Realty Trust			133,503	2,293,582
Corporate Office Properties Trust			72,349	2,413,563
Cousins Properties Incorporated			269,398	2,518,871
Equity Commonwealth †			72,924	2,256,269
Four Corners Property Trust Incorporated			73,948	1,879,019
Kite Realty Group Trust			90,916	1,829,230
Pebblebrook Hotel Trust «			57,211	1,921,717
Ramco-Gershenson Properties Trust			138,876	1,826,219
Sunstone Hotel Investors Incorporated			149,944	2,369,115

				19,307,585

Real Estate Management & Development : 1.16%
Alexander & Baldwin Incorporated			55,733	2,418,812

Utilities : 4.29%

Electric Utilities : 4.29%
ALLETE Incorporated			29,557	2,285,640
El Paso Electric Company			38,017	2,111,844
PNM Resources Incorporated			46,868	1,987,203
Portland General Electric Company			34,558	1,641,851
Spark Energy Incorporated Class A «			59,753	947,085

				8,973,623

Total Common Stocks (Cost $176,788,513)				200,794,882

		Yield
Short-Term Investments : 15.08%

Investment Companies : 15.08%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25%	23,681,399	23,683,767
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.92	7,854,583	7,854,583

Total Short-Term Investments (Cost $31,537,706)				31,538,350

Total investments in securities (Cost $208,326,219)	111.08%			232,333,232
Other assets and liabilities, net	(11.08)			(23,176,333)

Total net assets	100.00%			$209,156,899

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

4

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LLC	Limited liability company
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationaships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 15.08%
Securities Lending Cash Investment LLC	13,908,596	46,787,471	37,014,668	23,681,399	$23,683,767
Wells Fargo Government Money Market Fund Select Class	4,735,638	23,322,797	20,203,852	7,854,583	7,854,583

					$31,538,350

Wells Fargo Small Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$39,172,585	$0	$0	$39,172,585
Consumer staples	5,261,872	0	0	5,261,872
Energy	9,681,675	0	0	9,681,675
Financials	55,490,405	0	0	55,490,405
Health care	13,345,222	0	0	13,345,222
Industrials	14,610,471	0	0	14,610,471
Information technology	27,681,723	0	0	27,681,723
Materials	4,850,909	0	0	4,850,909
Real estate	21,726,397	0	0	21,726,397
Utilities	8,973,623	0	0	8,973,623
Short-term investments
Investment companies	7,854,583	0	0	7,854,583
Investments measured at net asset value*				23,683,767

Total assets	$208,649,465	$0	$0	$232,333,232

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $23,683,767 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 32.06%
FHLB	3.50%	6-1-2032	$2,696,184	$2,833,045
FHLB	3.50	7-1-2032	7,119,287	7,496,387
FHLB	3.50	8-1-2032	2,299,714	2,428,546
FHLB	4.00	6-1-2032	424,399	450,475
FHLB	4.00	6-1-2047	2,521,599	2,688,756
FHLB	4.50	3-1-2041	742,701	813,576
FHLB	4.50	5-1-2045	299,870	327,979
FHLB	4.50	6-1-2047	5,672,663	6,174,753
FHLMC (12 Month LIBOR +1.63%) ±	2.63	7-1-2046	11,772,625	12,010,269
FHLMC (12 Month LIBOR +1.62%) ±	3.09	2-1-2045	2,557,229	2,637,793
FHLMC	3.50	9-1-2026	1,094,868	1,152,581
FHLMC	3.50	12-1-2029	31,347,103	32,985,063
FHLMC	3.50	4-1-2030	6,535,641	6,878,530
FHLMC	3.50	6-1-2030	1,926,127	2,027,988
FHLMC	3.50	7-1-2030	2,310,782	2,433,356
FHLMC	3.50	7-1-2030	2,704,349	2,847,796
FHLMC	3.50	8-1-2030	435,049	457,935
FHLMC	3.50	8-1-2030	2,665,551	2,807,345
FHLMC	3.50	10-1-2030	1,053,668	1,109,881
FHLMC	3.50	10-1-2030	493,952	519,994
FHLMC	3.50	10-1-2030	407,461	429,228
FHLMC	3.50	10-1-2030	811,961	855,164
FHLMC	3.50	10-1-2030	1,205,716	1,270,455
FHLMC	3.50	11-1-2030	1,747,105	1,841,212
FHLMC	3.50	11-1-2030	3,478,780	3,665,633
FHLMC	3.50	11-1-2030	2,025,193	2,133,647
FHLMC	3.50	1-1-2031	2,434,394	2,566,121
FHLMC	3.50	1-1-2031	417,579	439,947
FHLMC	3.50	1-1-2031	5,904,530	6,219,898
FHLMC	3.50	2-1-2031	859,809	906,325
FHLMC	3.50	11-1-2031	545,272	575,206
FHLMC	3.50	5-1-2032	1,474,416	1,547,098
FHLMC	3.50	5-1-2032	4,420,160	4,644,500
FHLMC	3.50	11-1-2035	207,996	219,665
FHLMC	3.50	12-1-2035	1,938,491	2,046,127
FHLMC	3.50	12-1-2045	666,894	694,215
FHLMC	4.00	10-1-2029	1,474,705	1,577,727
FHLMC	4.00	1-1-2034	16,457,033	17,573,058
FHLMC	4.00	6-1-2034	232,910	248,602
FHLMC	4.00	1-1-2035	268,052	289,169
FHLMC	4.00	10-1-2036	2,840,493	3,038,140
FHLMC	4.00	3-1-2037	318,554	342,876
FHLMC	4.00	3-1-2037	457,087	493,109
FHLMC	4.00	3-1-2037	713,570	765,637
FHLMC	4.00	4-1-2037	2,939,572	3,154,058
FHLMC	4.00	8-1-2044	1,180,923	1,255,518
FHLMC	4.00	10-1-2045	2,141,328	2,298,157
FHLMC	4.00	12-1-2045	1,235,913	1,312,788
FHLMC	4.00	12-1-2045	1,853,316	1,989,054
FHLMC	4.00	2-1-2046	1,586,252	1,685,010
FHLMC	4.00	6-1-2046	2,635,119	2,799,192
FHLMC	4.00	4-1-2047	1,959,953	2,106,179
FHLMC %%	4.00	10-12-2047	23,700,000	25,006,279
FHLMC %%	4.00	11-13-2047	27,000,000	28,441,759
FHLMC	4.50	8-1-2020	3,251,009	3,323,205
FHLMC	4.50	6-1-2039	268,318	290,528
FHLMC	4.50	7-1-2039	291,942	316,212
FHLMC	4.50	1-1-2045	1,888,009	2,074,240
FHLMC	4.50	4-1-2047	2,437,692	2,681,957
FHLMC	4.50	4-1-2047	1,184,990	1,299,351
FHLMC	4.50	4-1-2047	2,826,673	3,082,023
FHLMC	4.50	4-1-2047	3,213,772	3,496,751
FHLMC	5.00	5-1-2044	1,272,725	1,402,868

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	5.00%	6-1-2044	$3,900,048	$4,352,087
FHLMC	6.00	10-1-2017	48	48
FHLMC	6.00	2-1-2023	22,055	24,747
FHLMC	6.50	4-1-2021	866	899
FHLMC Series 1590 Class IA (1 Month LIBOR +1.05%) ±	2.28	10-15-2023	23,072	23,583
FHLMC Series 1897 Class K	7.00	9-15-2026	780	878
FHLMC Series 1935 Class FL (1 Month LIBOR +0.70%) ±	1.93	2-15-2027	2,291	2,330
FHLMC Series 2423 Class MC	7.00	3-15-2032	13,869	16,083
FHLMC Series 3829 Class ED	3.50	10-15-2028	1,127,553	1,133,613
FHLMC Series 3838 Class QE	3.50	1-15-2029	1,996,117	2,012,447
FHLMC Series 4425 Class A	4.00	9-15-2040	3,665,650	3,874,643
FHLMC Series 4529 Class HC	3.00	10-15-2039	2,238,982	2,297,935
FHLMC Series 4604 Class AB	3.00	8-15-2046	5,216,876	5,359,764
FHLMC Series 4640 Class LD	4.00	9-15-2043	20,081,473	21,314,765
FHLMC Series 4700 Class QJ	4.00	7-15-2044	13,125,924	13,958,168
FHLMC Series 4705 Class A	4.50	9-15-2042	8,675,846	9,369,040
FNMA	4.00	7-1-2024	2,160,325	2,263,079
FNMA ¤	0.00	10-9-2019	26,300,000	25,370,276
FNMA ±±	2.68	12-25-2026	4,247,000	4,231,704
FNMA (12 Month LIBOR +1.60%) ±	2.97	5-1-2047	1,744,548	1,795,395
FNMA %%	3.00	9-13-2047	2,200,000	2,224,750
FNMA (12 Month LIBOR +1.62%) ±	3.14	3-1-2047	7,486,920	7,764,456
FNMA (12 Month LIBOR +1.56%) ±	3.16	10-1-2043	1,521,356	1,573,200
FNMA (12 Month LIBOR +1.62%) ±	3.23	6-1-2047	7,046,631	7,298,033
FNMA	3.50	8-1-2028	107,066	112,408
FNMA	3.50	10-1-2028	3,985,263	4,169,666
FNMA	3.50	9-1-2029	222,520	232,676
FNMA	3.50	10-1-2029	1,111,857	1,167,077
FNMA	3.50	1-1-2030	4,894,487	5,137,477
FNMA	3.50	2-1-2030	672,486	705,907
FNMA	3.50	7-1-2030	2,620,048	2,750,340
FNMA	3.50	7-1-2030	788,482	826,075
FNMA	3.50	8-1-2030	1,706,259	1,791,243
FNMA	3.50	8-1-2030	399,844	418,837
FNMA	3.50	1-1-2031	1,876,528	1,961,433
FNMA	3.50	1-1-2031	2,515,345	2,643,355
FNMA	3.50	2-1-2031	1,996,000	2,097,565
FNMA	3.50	4-1-2031	1,774,031	1,864,642
FNMA	3.50	4-1-2031	7,161,590	7,517,382
FNMA	3.50	5-1-2031	1,712,470	1,797,594
FNMA	3.50	12-1-2031	751,468	790,511
FNMA	3.50	1-1-2032	4,639,418	4,882,747
FNMA	3.50	2-1-2032	905,729	950,559
FNMA	3.50	3-1-2032	5,413,231	5,658,980
FNMA	3.50	4-1-2032	7,286,532	7,677,096
FNMA	3.50	4-1-2032	1,501,176	1,570,323
FNMA	3.50	4-1-2032	2,966,475	3,111,538
FNMA	3.50	4-1-2032	4,644,598	4,868,268
FNMA	3.50	5-1-2032	2,822,218	2,960,528
FNMA	3.50	5-1-2032	3,991,156	4,183,741
FNMA	3.50	5-1-2032	5,844,954	6,146,270
FNMA	3.50	6-1-2032	1,936,112	2,040,403
FNMA	3.50	6-1-2032	3,775,461	3,960,695
FNMA	3.50	6-1-2032	3,625,429	3,800,442
FNMA	3.50	6-1-2032	3,373,172	3,527,264
FNMA	3.50	8-1-2032	2,693,541	2,834,473
FNMA	3.50	8-1-2032	2,924,550	3,058,586
FNMA	3.50	8-1-2032	3,476,668	3,663,954
FNMA	3.50	9-1-2032	3,559,419	3,750,044
FNMA	3.50	9-1-2033	883,805	931,150
FNMA	3.50	6-1-2043	883,706	921,305
FNMA	3.50	1-1-2046	1,505,588	1,564,427
FNMA	3.50	3-1-2046	2,487,018	2,584,338
FNMA	3.50	4-1-2046	1,424,215	1,480,014
FNMA	3.50	6-1-2046	1,734,985	1,803,029

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	7-1-2046	$1,543,295	$1,603,830
FNMA	3.50	8-1-2046	753,511	786,058
FNMA	3.50	8-1-2046	449,035	466,647
FNMA	3.50	10-1-2046	1,010,041	1,049,921
FNMA	3.50	11-1-2046	898,899	934,390
FNMA %%	3.50	9-13-2047	13,500,000	13,986,994
FNMA %%	3.50	10-12-2047	68,700,000	71,060,178
FNMA %%	3.50	11-13-2047	22,900,000	23,650,945
FNMA	4.00	4-1-2024	3,123,435	3,271,599
FNMA	4.00	1-1-2025	4,589,472	4,808,696
FNMA	4.00	4-1-2025	2,710,881	2,838,513
FNMA	4.00	7-1-2029	8,816,515	9,384,593
FNMA	4.00	11-1-2029	2,489,282	2,643,047
FNMA	4.00	3-1-2032	475,542	504,933
FNMA	4.00	5-1-2032	860,434	913,189
FNMA	4.00	6-1-2032	7,065,216	7,501,197
FNMA	4.00	6-1-2032	845,702	897,982
FNMA	4.00	4-1-2034	6,011,418	6,448,042
FNMA	4.00	7-1-2035	10,409,253	11,199,554
FNMA	4.00	11-1-2035	4,729,082	5,088,665
FNMA	4.00	11-1-2035	1,074,820	1,158,293
FNMA	4.00	1-1-2036	9,190,395	9,888,861
FNMA	4.00	1-1-2036	570,483	614,757
FNMA	4.00	7-1-2036	7,434,129	7,974,314
FNMA	4.00	11-1-2036	2,342,572	2,512,696
FNMA	4.00	12-1-2036	7,537,521	8,085,224
FNMA	4.00	12-1-2036	240,431	257,907
FNMA	4.00	1-1-2037	422,318	453,077
FNMA	4.00	2-1-2037	630,831	676,688
FNMA	4.00	2-1-2037	573,650	615,347
FNMA	4.00	3-1-2037	1,750,355	1,883,512
FNMA	4.00	3-1-2037	1,034,233	1,111,641
FNMA	4.00	3-1-2037	2,086,317	2,237,974
FNMA	4.00	3-1-2037	1,627,842	1,736,914
FNMA	4.00	3-1-2037	208,922	224,558
FNMA	4.00	3-1-2037	300,222	323,062
FNMA	4.00	3-1-2037	666,634	717,350
FNMA	4.00	3-1-2037	760,905	817,858
FNMA	4.00	3-1-2037	1,186,479	1,272,732
FNMA	4.00	3-1-2037	1,002,125	1,069,273
FNMA	4.00	3-1-2037	394,166	424,759
FNMA	4.00	3-1-2037	254,001	272,465
FNMA	4.00	3-1-2037	268,549	288,979
FNMA	4.00	3-1-2037	318,967	343,234
FNMA	4.00	3-1-2037	600,412	644,061
FNMA	4.00	4-1-2037	590,882	635,837
FNMA	4.00	4-1-2037	972,732	1,043,448
FNMA	4.00	4-1-2037	1,521,366	1,639,447
FNMA	4.00	4-1-2037	1,640,273	1,765,063
FNMA	4.00	4-1-2037	1,694,931	1,826,489
FNMA	4.00	4-1-2037	2,223,912	2,385,580
FNMA	4.00	5-1-2037	1,033,941	1,112,599
FNMA	4.00	5-1-2037	669,156	719,242
FNMA	4.00	5-1-2037	1,102,063	1,182,177
FNMA	4.00	5-1-2037	643,028	692,937
FNMA	4.00	5-1-2037	1,040,661	1,116,315
FNMA	4.00	5-1-2037	1,425,010	1,528,598
FNMA	4.00	5-1-2037	1,021,622	1,099,344
FNMA	4.00	6-1-2037	1,254,828	1,352,221
FNMA	4.00	6-1-2037	1,800,819	1,937,824
FNMA	4.00	6-1-2037	2,673,117	2,873,201
FNMA	4.00	6-1-2037	1,600,143	1,724,342
FNMA	4.00	7-1-2037	1,384,711	1,477,497

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	7-1-2037	$668,934	$713,755
FNMA	4.00	11-1-2040	6,427,641	6,851,099
FNMA	4.00	10-1-2043	4,717,306	5,034,903
FNMA	4.00	4-1-2044	5,370,660	5,764,110
FNMA	4.00	5-1-2045	9,361,904	9,934,915
FNMA	4.00	5-1-2045	1,629,301	1,742,754
FNMA	4.00	8-1-2045	1,143,200	1,226,866
FNMA	4.00	8-1-2045	2,110,602	2,254,193
FNMA	4.00	8-1-2045	676,903	720,402
FNMA	4.00	9-1-2045	1,866,456	2,007,946
FNMA	4.00	9-1-2045	1,152,473	1,230,934
FNMA	4.00	9-1-2045	326,792	349,135
FNMA	4.00	9-1-2045	5,487,899	5,889,651
FNMA	4.00	9-1-2045	361,833	386,448
FNMA	4.00	10-1-2045	1,132,840	1,205,312
FNMA	4.00	12-1-2045	870,422	926,207
FNMA	4.00	12-1-2045	191,673	205,020
FNMA	4.00	12-1-2045	469,400	502,032
FNMA	4.00	1-1-2046	4,428,371	4,730,637
FNMA	4.00	2-1-2046	658,573	706,660
FNMA	4.00	3-1-2046	5,526,024	5,903,405
FNMA	4.00	6-1-2046	5,653,065	6,040,407
FNMA	4.00	7-1-2046	376,724	402,958
FNMA	4.00	7-1-2046	1,372,682	1,457,590
FNMA	4.00	7-1-2046	3,594,388	3,840,677
FNMA	4.00	7-1-2046	3,747,859	4,004,665
FNMA	4.00	8-1-2046	3,667,388	3,919,146
FNMA	4.00	9-1-2046	2,743,900	2,931,911
FNMA	4.00	11-1-2046	876,620	930,843
FNMA	4.00	11-1-2046	9,990,555	10,719,458
FNMA	4.00	11-1-2046	3,897,908	4,183,965
FNMA	4.00	1-1-2047	936,276	997,593
FNMA	4.00	2-1-2047	3,623,458	3,875,300
FNMA	4.00	2-1-2047	1,076,643	1,146,791
FNMA	4.00	2-1-2047	2,104,363	2,251,366
FNMA	4.00	2-1-2047	1,972,687	2,088,201
FNMA	4.00	3-1-2047	7,921,237	8,502,246
FNMA	4.00	3-1-2047	1,193,835	1,272,306
FNMA	4.00	3-1-2047	3,140,443	3,360,942
FNMA	4.00	4-1-2047	18,183,812	19,530,551
FNMA	4.00	4-1-2047	15,494,266	16,630,726
FNMA	4.00	4-1-2047	1,079,929	1,162,527
FNMA	4.00	4-1-2047	2,337,372	2,509,858
FNMA	4.00	4-1-2047	1,610,171	1,723,568
FNMA	4.00	4-1-2047	1,018,518	1,085,612
FNMA	4.00	4-1-2047	1,591,480	1,697,240
FNMA	4.00	4-1-2047	2,542,113	2,709,575
FNMA	4.00	4-1-2047	3,376,667	3,603,491
FNMA	4.00	4-1-2047	1,303,116	1,398,695
FNMA	4.00	4-1-2047	1,162,882	1,239,296
FNMA	4.00	4-1-2047	10,909,604	11,704,911
FNMA	4.00	5-1-2047	4,625,257	4,925,322
FNMA	4.00	5-1-2047	1,130,956	1,210,841
FNMA	4.00	5-1-2047	1,146,207	1,227,174
FNMA	4.00	5-1-2047	1,846,958	1,968,891
FNMA	4.00	5-1-2047	2,425,719	2,585,115
FNMA	4.00	5-1-2047	2,020,004	2,135,330
FNMA	4.00	5-1-2047	1,922,522	2,048,854
FNMA	4.00	6-1-2047	1,957,494	2,069,249
FNMA	4.00	6-1-2047	3,991,143	4,254,621
FNMA	4.00	7-1-2047	1,842,650	1,979,616
FNMA	4.00	7-1-2047	3,429,892	3,648,081
FNMA %%	4.00	9-13-2047	24,500,000	25,882,910
FNMA %%	4.00	10-12-2047	83,000,000	87,555,272
FNMA (12 Month LIBOR +1.78%) ±	4.38	4-1-2040	1,571,538	1,666,942

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	1-1-2020	$1,374,983	$1,407,415
FNMA	4.50	5-1-2034	2,055,094	2,258,788
FNMA	4.50	1-1-2039	6,380,566	6,871,621
FNMA	4.50	2-1-2044	11,896,232	12,952,613
FNMA	4.50	3-1-2044	1,451,553	1,588,578
FNMA	4.50	4-1-2044	3,664,773	4,039,045
FNMA	4.50	4-1-2044	6,580,178	7,161,034
FNMA	4.50	6-1-2044	4,792,572	5,219,089
FNMA	4.50	6-1-2044	536,500	578,711
FNMA	4.50	10-1-2044	339,733	371,482
FNMA	4.50	10-1-2044	3,018,056	3,325,833
FNMA	4.50	6-1-2045	388,071	422,791
FNMA	4.50	6-1-2045	380,839	415,216
FNMA	4.50	8-1-2045	1,364,326	1,487,424
FNMA	4.50	8-1-2045	247,650	269,984
FNMA	4.50	9-1-2045	473,108	515,309
FNMA	4.50	9-1-2045	2,965,610	3,256,394
FNMA	4.50	11-1-2045	9,476,298	10,440,542
FNMA	4.50	11-1-2045	7,140,597	7,867,739
FNMA	4.50	12-1-2045	209,670	230,264
FNMA	4.50	12-1-2045	289,446	316,619
FNMA	4.50	2-1-2046	205,744	225,851
FNMA	4.50	2-1-2046	607,626	667,273
FNMA	4.50	3-1-2046	457,670	502,608
FNMA	4.50	4-1-2046	329,954	359,385
FNMA	4.50	4-1-2046	632,019	696,846
FNMA	4.50	6-1-2046	333,674	366,516
FNMA	4.50	6-1-2046	10,546,696	11,645,623
FNMA	4.50	6-1-2046	9,679,956	10,630,010
FNMA	4.50	11-1-2046	1,559,275	1,719,199
FNMA	4.50	2-1-2047	2,016,773	2,195,677
FNMA	4.50	3-1-2047	289,887	318,647
FNMA	4.50	4-1-2047	2,061,951	2,250,425
FNMA	4.50	4-1-2047	2,686,401	2,925,820
FNMA	4.50	4-1-2047	509,784	558,903
FNMA	4.50	4-1-2047	446,734	487,989
FNMA	4.50	4-1-2047	367,454	401,953
FNMA	4.50	4-1-2047	304,994	332,596
FNMA	4.50	4-1-2047	539,091	593,689
FNMA	4.50	4-1-2047	1,086,068	1,192,053
FNMA	4.50	5-1-2047	3,368,901	3,676,836
FNMA	4.50	5-1-2047	4,653,064	5,067,743
FNMA	4.50	5-1-2047	2,750,952	2,990,738
FNMA	4.50	5-1-2047	331,341	363,267
FNMA	4.50	5-1-2047	1,844,004	1,998,974
FNMA	4.50	5-1-2047	7,629,946	8,313,429
FNMA	4.50	5-1-2047	626,026	689,430
FNMA	4.50	5-1-2047	615,465	675,526
FNMA	4.50	5-1-2047	535,602	589,847
FNMA	4.50	5-1-2047	406,219	445,860
FNMA	4.50	5-1-2047	409,446	449,402
FNMA	4.50	6-1-2047	1,281,753	1,411,567
FNMA	4.50	6-1-2047	1,337,029	1,456,805
FNMA	4.50	6-1-2047	9,271,402	10,250,352
FNMA	4.50	6-1-2047	26,503,039	28,877,167
FNMA	4.50	6-1-2047	294,387	327,367
FNMA	5.00	12-1-2039	2,053,334	2,284,674
FNMA	5.00	7-1-2044	824,404	908,305
FNMA	5.00	8-1-2056	26,733,410	29,599,518
FNMA	6.00	4-1-2022	9,227	10,368
FNMA	6.00	2-1-2029	9,469	10,712
FNMA	6.00	3-1-2033	51,440	58,562
FNMA	6.00	11-1-2033	18,174	20,684

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 1998-38 Class Pl	6.00%	11-25-2028	$352,387	$394,709
FNMA Series 1999-54 Class LH	6.50	11-25-2029	12,304	13,837
FNMA Series 2005-31 Class PB	5.50	4-25-2035	70,000	79,574
FNMA Series 2007-108 Class AN ±±	8.07	11-25-2037	658,031	765,552
FNMA Series 2011-43 Class AN	3.50	12-25-2028	2,041,588	2,050,608
FNMA Series 2014-40 Class EP	3.50	10-25-2042	4,080,912	4,276,396
FNMA Series 2015-18 Class HE	4.00	9-25-2041	12,779,220	13,600,669
FNMA Series 2015-M3 Class FA (1 Month LIBOR +0.22%) ±	1.48	6-25-2018	1,963,978	1,964,263
FNMA Series 2016-59 Class CA	3.50	9-25-2043	7,358,527	7,745,049
FNMA Series 2017-13 Class PA	3.00	8-25-2046	7,105,299	7,311,883
FNMA Series 2017-33 Class LB	3.00	5-25-2039	8,419,769	8,653,936
FNMA Series 2017-M7 Class A2 ±±	2.96	2-25-2027	3,771,000	3,858,368
GNMA	4.00	6-15-2047	5,457,119	5,817,542
GNMA %%	3.00	9-21-2047	63,300,000	64,605,563
GNMA %%	3.00	10-23-2047	50,500,000	51,467,588
GNMA	3.50	6-15-2046	1,274,587	1,337,371
GNMA	3.50	7-15-2046	1,244,421	1,306,081
GNMA %%	3.50	9-21-2047	15,100,000	15,745,878
GNMA %%	3.50	10-23-2047	107,700,000	112,108,964
GNMA	4.00	7-15-2045	762,144	815,388
GNMA	4.00	9-15-2045	1,793,399	1,918,870
GNMA	4.00	9-15-2045	944,316	1,010,868
GNMA	4.00	9-20-2045	3,161,449	3,382,861
GNMA	4.00	10-15-2045	3,040,810	3,253,607
GNMA	4.00	6-20-2047	37,027,168	39,207,113
GNMA	4.00	7-15-2047	6,040,250	6,439,849
GNMA %%	4.00	9-21-2047	14,500,000	15,279,375
GNMA %%	4.00	10-23-2047	53,900,000	56,729,750
GNMA	4.50	3-15-2041	1,064,270	1,158,347
GNMA	4.50	5-20-2045	968,369	1,052,408
GNMA	4.50	5-20-2045	262,356	289,128
GNMA	4.50	6-20-2045	1,289,306	1,425,473
GNMA	4.50	6-20-2045	200,471	220,965
GNMA	4.50	7-20-2045	1,551,288	1,682,561
GNMA	4.50	8-20-2045	637,277	694,617
GNMA	4.50	10-20-2045	189,847	209,270
GNMA	4.50	12-15-2045	1,640,201	1,795,626
GNMA	4.50	12-15-2045	2,645,784	2,889,364
GNMA	4.50	1-15-2046	282,616	310,058
GNMA	4.50	1-20-2046	350,192	386,083
GNMA	4.50	2-20-2046	348,081	383,744
GNMA	4.50	4-15-2046	664,068	728,471
GNMA	4.50	5-15-2046	118,105	129,444
GNMA	4.50	5-15-2046	424,741	464,983
GNMA	4.50	5-20-2046	1,750,006	1,929,005
GNMA	4.50	6-15-2046	633,523	690,493
GNMA	4.50	4-15-2047	1,330,632	1,449,239
GNMA	4.50	4-15-2047	1,936,749	2,116,860
GNMA %%	4.50	10-23-2047	18,300,000	19,449,468
GNMA %%	4.50	11-20-2047	18,100,000	19,213,739
GNMA	5.00	12-20-2039	343,621	385,933
GNMA	5.00	11-20-2045	492,875	550,763

Total Agency Securities (Cost $1,725,975,009)				1,733,072,149

Asset-Backed Securities : 12.37%
Ally Master Owner Trust Series 2017-1 Class A (1 Month LIBOR +0.40%) ±	1.63	2-15-2021	3,386,000	3,392,519
Ally Master Owner Trust Series 2017-2 Class A (1 Month LIBOR +0.34%) ±	1.57	6-15-2021	4,572,000	4,574,908
American Express Credit Account Master Trust Series 2017-1 Class A	1.95	9-15-2022	2,221,000	2,235,281
AmeriCredit Auto Receivables Trust Series 2016-4 Class A3	1.53	7-8-2021	6,530,000	6,517,127
Avis Budget Rental Car Funding LLC Series 2014-2A Class A 144A	2.50	2-20-2021	14,818,000	14,892,130
Avis Budget Rental Car Funding LLC Series 2017-1a Class A 144A	3.07	9-20-2023	5,812,000	5,901,184
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	130,546	130,521

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Barclays Dryrock Issuance Trust Series 2017-2 Class A (1 Month LIBOR +0.30%) ±	1.52%	5-15-2023	$8,646,000	$8,652,003
California Republic Auto Receivables Trust Series 2016-1 Class A4	2.24	10-15-2021	6,135,000	6,182,047
California Republic Auto Receivables Trust Series 2016-2 Class A4	1.83	12-15-2021	4,931,000	4,934,104
California Republic Auto Receivables Trust Series 2017-1 Class A2	1.64	11-15-2019	4,551,492	4,551,037
California Republic Auto Receivables Trust Series 2017-1 Class A3	2.02	3-15-2021	4,397,000	4,399,604
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.36	6-15-2022	2,211,000	2,227,756
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.73	9-20-2019	4,009,291	4,011,898
Capital Auto Receivables Asset Trust Series 2015-3 Class A3	1.94	1-21-2020	4,639,000	4,649,547
Capital Auto Receivables Asset Trust Series 2015-4 Class A2	1.62	3-20-2019	1,850,340	1,851,005
Capital Auto Receivables Asset Trust Series 2015-4 Class A4	2.01	7-20-2020	2,387,000	2,396,188
Capital Auto Receivables Asset Trust Series 2016-1 Class A2A	1.50	11-20-2018	181,996	181,988
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	2,455,000	2,464,790
Capital Auto Receivables Asset Trust Series 2016-2 Class A2A	1.32	1-22-2019	474,760	474,584
Capital Auto Receivables Asset Trust Series 2016-3 Class A2A	1.36	4-22-2019	1,353,837	1,353,313
Capital Auto Receivables Asset Trust Series 2016-3 Class A4	1.69	3-20-2021	2,417,000	2,416,222
Capital One Multi Asset Execution Trust Series 2015-A1 Class A	1.39	1-15-2021	86,000	85,993
College Avenue Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +1.65%) 144A±	2.88	11-26-2046	3,744,000	3,743,978
Enterprise Fleet Financing LLC Series 2017-2 Class A3 144A	2.22	1-20-2023	5,793,000	5,829,150
Flagship Credit Auto Owner Trust Series 2016-3 Class A2 144A	2.05	11-15-2020	2,940,000	2,943,633
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	14,976,000	14,971,140
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	9,811,000	9,772,845
Hertz Vehicle Financing LLC Series 2016-2A Class A2 144A	2.95	3-25-2022	5,067,000	5,060,569
Hertz Vehicle Financing LLC Series 2016-3A Class A 144A	2.27	7-25-2020	5,551,000	5,520,017
Hertz Vehicle Financing LLC Series 2016-3A Class B 144A	3.11	7-25-2020	2,186,000	2,173,866
Hertz Vehicle Financing LLC Series 2016-4A Class A 144A	2.65	7-25-2022	6,455,000	6,350,512
Honda Auto Receivables Series 2015-1 Class A4	1.32	11-16-2020	3,563,000	3,560,487
Navient Student Loan Trust Series 2014-1 Class A3 (1 Month LIBOR +0.51%) ±	1.74	6-25-2031	4,121,000	4,098,119
Navient Student Loan Trust Series 2014-AA Class A3 (1 Month LIBOR +1.60%) 144A±	2.83	10-15-2031	6,169,000	6,286,211
Navient Student Loan Trust Series 2014-CTA Class A (1 Month LIBOR +0.70%) 144A±	1.93	9-16-2024	3,109,446	3,110,494
Navient Student Loan Trust Series 2015-AA Class A2B (1 Month LIBOR +1.20%) 144A±	2.43	12-15-2028	4,701,361	4,770,346
Navient Student Loan Trust Series 2015-CA Class B 144A	3.25	5-15-2040	2,766,000	2,799,971
Navient Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.70%) 144A±	1.93	2-25-2070	19,594,062	19,425,591
Navient Student Loan Trust Series 2016-5A Class A (1 Month LIBOR +1.25%) 144A±	2.48	6-25-2065	3,023,920	3,084,507
Navient Student Loan Trust Series 2016-7A Class A (1 Month LIBOR +1.15%) 144A±	2.38	3-25-2066	6,226,032	6,301,483
Navient Student Loan Trust Series 2016-AA Class A2A 144A	3.91	12-15-2045	10,017,000	10,448,768
Navient Student Loan Trust Series 2016-AA Class A2B (1 Month LIBOR +2.15%) 144A±	3.38	12-15-2045	3,785,000	3,940,530
Navient Student Loan Trust Series 2017-1A Class A3 (1 Month LIBOR +1.15%) 144A±	2.38	7-26-2066	22,408,000	22,843,208
Navient Student Loan Trust Series 2017-2A Class A (1 Month LIBOR +0.77%) 144A±	1.03	9-25-2065	10,565,000	10,512,044
Navient Student Loan Trust Series 2017-2A Class A (1 Month LIBOR +1.05%) 144A±	2.28	12-27-2066	15,833,633	16,055,160
Navient Student Loan Trust Series 2017-3A Class A3 (1 Month LIBOR +1.05%) 144A±	2.28	7-26-2066	10,921,000	11,008,700
Navient Student Loan Trust Series 2017-4A Class A3 (1 Month LIBOR +1.00%) 144A±	2.23	9-27-2066	15,903,000	15,912,682
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	1.32	1-25-2037	3,380,627	3,343,473
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month LIBOR +0.18%) ±	1.49	10-27-2036	3,691,002	3,615,068
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month LIBOR +0.11%) ±	1.42	10-25-2033	18,312,137	17,990,987

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month LIBOR +0.10%) ±	1.39%	3-23-2037	$4,636,666	$4,532,626
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month LIBOR +0.12%) ±	1.41	12-24-2035	19,933,330	19,621,351
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month LIBOR +0.18%) ±	1.47	3-22-2032	4,580,000	4,414,398
Nelnet Student Loan Trust Series 2006-2 Class A6 (3 Month LIBOR +0.12%) ±	1.43	4-25-2031	13,841,000	13,827,739
Nelnet Student Loan Trust Series 2010-4A Class A (1 Month LIBOR +0.80%) 144A±	2.03	4-25-2046	1,050,233	1,062,268
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	2.03	9-25-2065	8,690,971	8,783,558
Santander Drive Auto Receivables Trust Series 2016-2 Class A2A	1.38	7-15-2019	487,018	486,971
SLM Student Loan Trust Series 2003-1 Class A5C (3 Month LIBOR +0.75%) 144A±	2.00	12-15-2032	4,497,233	4,459,880
SLM Student Loan Trust Series 2004-10 Class A7A (3 Month LIBOR +0.75%) 144A±	2.06	10-25-2029	10,671,000	10,671,047
SLM Student Loan Trust Series 2005-6 Class A5B (3 Month LIBOR +1.20%) ±	2.51	7-27-2026	520,256	522,840
SLM Student Loan Trust Series 2005-8 Class A4 (3 Month LIBOR +0.55%) ±	1.86	1-25-2028	4,872,182	4,901,962
SLM Student Loan Trust Series 2006-3 Class A5 (3 Month LIBOR +0.10%) ±	1.41	1-25-2021	9,341,000	9,229,031
SLM Student Loan Trust Series 2007-2 Class A4 (3 Month LIBOR +0.06%) ±	1.37	7-25-2022	11,939,000	11,583,107
SLM Student Loan Trust Series 2007-2 Class B (3 Month LIBOR +0.17%) ±	1.48	7-25-2025	4,708,000	3,965,157
SLM Student Loan Trust Series 2010-1 Class A (1 Month LIBOR +0.40%) ±	1.63	3-25-2025	2,394,918	2,368,278
SLM Student Loan Trust Series 2012-1 Class A3 (1 Month LIBOR +0.95%) ±	2.18	9-25-2028	16,758,938	16,893,378
SLM Student Loan Trust Series 2012-2 Class A (1 Month LIBOR +0.70%) ±	1.93	1-25-2029	6,518,186	6,539,052
SLM Student Loan Trust Series 2012-6 Class A3 (1 Month LIBOR +0.75%) ±	1.98	5-26-2026	3,902,273	3,878,201
SLM Student Loan Trust Series 2012-6 Class B (1 Month LIBOR +1.00%) ±	2.23	4-27-2043	3,262,000	2,978,086
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	1,314,172	1,318,859
SLM Student Loan Trust Series 2012-E Class A2 (1 Month LIBOR +1.75%) 144A±	2.98	6-15-2045	2,465,670	2,494,335
SLM Student Loan Trust Series 2013-1 Class B (1 Month LIBOR +1.80%) ±	3.03	11-25-2070	1,264,000	1,268,803
SLM Student Loan Trust Series 2013-B Class A2B (1 Month LIBOR +1.10%) 144A±	2.33	6-17-2030	1,028,000	1,037,916
SLM Student Loan Trust Series 2014-2 Class A3 (1 Month LIBOR +0.59%) ±	1.82	3-25-2055	9,117,000	9,139,458
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	2,787,000	2,815,707
SMB Private Education Loan Trust Series 2015-A Class A2B (1 Month LIBOR +1.00%) 144A±	2.23	6-15-2027	6,176,000	6,237,422
SMB Private Education Loan Trust Series 2015-B Class A1 (1 Month LIBOR +0.70%) 144A±	1.93	2-15-2023	338,189	338,445
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	3,728,000	3,824,550
SMB Private Education Loan Trust Series 2015-B Class A2B (1 Month LIBOR +1.20%) 144A±	2.43	7-15-2027	10,317,000	10,548,913
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	5,263,000	5,349,695
SMB Private Education Loan Trust Series 2015-C Class A2B (1 Month LIBOR +1.40%) 144A±	2.63	7-15-2027	3,981,000	4,066,915
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	10,488,000	10,618,263
SMB Private Education Loan Trust Series 2016-A Class A2B (1 Month LIBOR +1.50%) 144A±	2.73	5-15-2031	16,601,000	17,083,367
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.60	2-17-2032	9,867,000	9,891,098
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	2.68	2-17-2032	14,994,000	15,502,745
SMB Private Education Loan Trust Series 2016-C Class A2A 144A	2.34	9-15-2034	10,975,000	10,949,025

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust Series 2016-C Class A2B (1 Month LIBOR +1.10%) 144A±	2.33%	9-15-2034	$10,351,000	$10,518,712
SMB Private Education Loan Trust Series 2017-A Class A2A 144A	2.88	9-15-2034	10,068,000	10,278,577
SMB Private Education Loan Trust Series 2017-A Class A2B (1 Month LIBOR +0.90%) 144A±	2.13	9-15-2034	9,240,000	9,312,065
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	7,061,425	7,155,295
Synchrony Credit Card Master Note Trust Series 2014-1 Class A	1.61	11-15-2020	3,855,000	3,856,168
Synchrony Credit Card Master Note Trust Series 2015-1 Class A	2.37	3-15-2023	2,920,000	2,959,919
Synchrony Credit Card Master Note Trust Series 2015-4 Class A	2.38	9-15-2023	4,973,000	5,045,130
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	4,456,000	4,489,811
Synchrony Credit Card Master Note Trust Series 2016-3 Class A	1.58	9-15-2022	2,127,000	2,119,826
Synchrony Credit Card Master Note Trust Series 2017-1 Class A	1.93	6-15-2023	7,410,000	7,418,360
TCF Auto Receivables Owner Trust Series 2016-1A Class A 144A	1.93	6-15-2022	8,401,700	8,399,641
TCF Auto Receivables Owner Trust Series 2016-1A Class A2 144A	1.39	11-15-2019	2,883,835	2,881,570
TCF Auto Receivables Owner Trust Series 2016-1A Class A3 144A	1.71	4-15-2021	2,235,000	2,231,393
TCF Auto Receivables Owner Trust Series 2016-1A Class A4 144A	2.03	2-15-2022	1,667,000	1,663,091
Verizon Owner Trust Series 2017-2A Class A 144A	1.92	12-20-2021	8,617,000	8,641,107
World Financial Network Credit Card Master Trust Series 2014-B Class A4	1.68	12-15-2020	2,101,000	2,104,520
World Financial Network Credit Card Master Trust Series 2014-C Class A	1.54	8-16-2021	828,000	828,055
World Financial Network Credit Card Master Trust Series 2015-B Class A	2.55	6-17-2024	444,000	450,478
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	9,252,000	9,220,830
World Financial Network Credit Card Master Trust Series 2016-C Class A	1.72	8-15-2023	4,867,000	4,855,387
World Financial Network Credit Card Master Trust Series 2017-A Class A	2.12	3-15-2024	7,015,000	7,055,375

Total Asset-Backed Securities (Cost $663,822,403)				668,639,044

Corporate Bonds and Notes : 19.73%

Consumer Discretionary : 1.54%

Hotels, Restaurants & Leisure : 0.14%
McDonald’s Corporation	2.75	12-9-2020	2,539,000	2,600,733
McDonald’s Corporation	4.88	12-9-2045	4,514,000	5,135,645

				7,736,378

Internet & Direct Marketing Retail : 0.50%
Amazon.com Incorporated 144A	1.90	8-21-2020	6,877,000	6,905,257
Amazon.com Incorporated 144A	2.40	2-22-2023	5,756,000	5,782,891
Amazon.com Incorporated 144A	2.80	8-22-2024	1,139,000	1,153,206
Amazon.com Incorporated 144A	3.15	8-22-2027	7,614,000	7,751,337
Amazon.com Incorporated 144A	3.88	8-22-2037	1,070,000	1,096,785
Amazon.com Incorporated 144A	4.05	8-22-2047	2,830,000	2,917,301
Amazon.com Incorporated 144A	4.25	8-22-2057	1,138,000	1,182,865

				26,789,642

Media : 0.90%
CBS Corporation	2.50	2-15-2023	6,460,000	6,433,202
CBS Corporation	3.38	2-15-2028	3,225,000	3,176,285
Charter Communications Operating LLC 144A	3.75	2-15-2028	2,600,000	2,530,728
Charter Communications Operating LLC	4.46	7-23-2022	1,945,000	2,058,365
Charter Communications Operating LLC	4.91	7-23-2025	5,075,000	5,436,854
Charter Communications Operating LLC 144A	5.38	5-1-2047	2,600,000	2,654,162
Comcast Corporation	2.35	1-15-2027	2,705,000	2,545,911
Comcast Corporation	3.15	2-15-2028	8,454,000	8,451,902
Comcast Corporation	4.00	8-15-2047	1,145,000	1,147,648

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Discovery Communications LLC	4.88%	4-1-2043	$2,235,000	$2,150,044
Discovery Communications LLC	4.95	5-15-2042	1,145,000	1,117,036
NBCUniversal Media LLC	4.45	1-15-2043	745,000	787,216
Time Warner Cable Incorporated	3.80	2-15-2027	2,835,000	2,854,207
Time Warner Cable Incorporated	4.85	7-15-2045	450,000	453,761
Time Warner Cable Incorporated	6.55	5-1-2037	1,407,000	1,626,443
Viacom Incorporated	4.85	12-15-2034	2,540,000	2,447,685
Viacom Incorporated	4.38	3-15-2043	3,036,000	2,606,918

				48,478,367

Consumer Staples : 1.86%

Beverages : 0.52%
Anheuser-Busch InBev Finance Company	2.65	2-1-2021	10,730,000	10,931,841
Anheuser-Busch InBev Finance Company	3.30	2-1-2023	7,615,000	7,899,466
Anheuser-Busch InBev Finance Company	4.90	2-1-2046	8,074,000	9,199,867

				28,031,174

Food & Staples Retailing : 0.41%
Costco Wholesale Corporation	2.15	5-18-2021	1,427,000	1,436,809
Costco Wholesale Corporation	2.30	5-18-2022	7,245,000	7,292,856
Costco Wholesale Corporation	2.75	5-18-2024	6,155,000	6,224,232
Costco Wholesale Corporation	3.00	5-18-2027	7,335,000	7,417,518

				22,371,415

Food Products : 0.29%
Kraft Heinz Foods Company	2.80	7-2-2020	7,954,000	8,101,734
Kraft Heinz Foods Company	3.00	6-1-2026	4,800,000	4,623,638
Kraft Heinz Foods Company	4.38	6-1-2046	3,219,000	3,140,976

				15,866,348

Household Products : 0.09%
Church & Dwight Company Incorporated	2.45	8-1-2022	1,530,000	1,534,032
Church & Dwight Company Incorporated	3.15	8-1-2027	1,530,000	1,534,878
Church & Dwight Company Incorporated	3.95	8-1-2047	1,530,000	1,534,292

				4,603,202

Tobacco : 0.55%
Bat Capital Corporation 144A	2.76	8-15-2022	11,096,000	11,157,874
Bat Capital Corporation 144A	3.22	8-15-2024	4,030,000	4,070,161
Bat Capital Corporation 144A	3.56	8-15-2027	3,013,000	3,055,963
Bat Capital Corporation 144A	4.54	8-15-2047	1,613,000	1,665,593
British American Tobacco Capital Corporation 144A	2.30	8-14-2020	3,026,000	3,037,566
Reynolds American Incorporated	5.85	8-15-2045	5,555,000	6,713,841

				29,700,998

Energy : 1.62%

Energy Equipment & Services : 0.14%
Halliburton Company	5.00	11-15-2045	3,852,000	4,171,933
Sabine Pass Liquefaction LLC	4.20	3-15-2028	3,610,000	3,624,251

				7,796,184

Oil, Gas & Consumable Fuels : 1.48%
Anadarko Petroleum Corporation	4.50	7-15-2044	1,989,000	1,869,371
Anadarko Petroleum Corporation «	5.55	3-15-2026	5,385,000	6,011,051

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Apache Corporation	4.25%	1-15-2044	$1,860,000	$1,727,544
Cimarex Energy Company	3.90	5-15-2027	2,790,000	2,832,312
Cimarex Energy Company	4.38	6-1-2024	3,643,000	3,863,209
Enbridge Energy Partners LP	5.50	9-15-2040	2,285,000	2,426,633
Enbridge Energy Partners LP	7.38	10-15-2045	1,330,000	1,722,617
Energy Transfer Partners LP	2.50	6-15-2018	3,100,000	3,114,828
Energy Transfer Partners LP	6.13	12-15-2045	3,417,000	3,737,560
Kinder Morgan Energy Partners Company	5.40	9-1-2044	2,112,000	2,164,695
Kinder Morgan Incorporated	3.15	1-15-2023	7,555,000	7,552,406
Kinder Morgan Incorporated 144A	5.00	2-15-2021	8,067,000	8,654,990
Kinder Morgan Incorporated	5.55	6-1-2045	2,110,000	2,237,503
Marathon Oil Corporation	6.60	10-1-2037	2,678,000	2,974,176
Marathon Petroleum Corporation	4.75	9-15-2044	1,035,000	1,003,583
Marathon Petroleum Corporation	5.00	9-15-2054	2,273,000	2,161,114
Newfield Exploration Company	5.63	7-1-2024	4,580,000	4,871,746
Phillips 66 Partners LP	4.90	10-1-2046	3,345,000	3,378,403
Plains All American Pipeline LP	4.50	12-15-2026	960,000	981,824
Sabine Pass Liquefaction LLC	5.00	3-15-2027	3,939,000	4,174,680
Sabine Pass Liquefaction LLC	5.88	6-30-2026	2,030,000	2,267,632
TC Pipelines LP	3.90	5-25-2027	3,110,000	3,142,931
Williams Partners LP	3.75	6-15-2027	4,270,000	4,272,320
Williams Partners LP	5.10	9-15-2045	2,494,000	2,605,669

				79,748,797

Financials : 5.05%

Banks : 1.77%
Bank of America Corporation	2.50	10-21-2022	10,190,000	10,118,843
Bank of America Corporation (3 Month LIBOR +1.81%) ±	4.24	4-24-2038	5,264,000	5,545,159
Bank of America Corporation	4.45	3-3-2026	3,044,000	3,236,324
Bank of America Corporation	6.00	9-1-2017	6,200,000	6,200,000
Capital One NA	2.65	8-8-2022	7,244,000	7,238,450
Citigroup Incorporated	4.45	9-29-2027	6,392,000	6,758,240
JPMorgan Chase & Company	2.30	8-15-2021	8,989,000	9,013,698
JPMorgan Chase & Company	2.95	10-1-2026	10,872,000	10,705,378
JPMorgan Chase & Company	2.97	1-15-2023	10,275,000	10,457,655
JPMorgan Chase & Company (3 Month LIBOR +1.36%) ±	3.88	7-24-2038	7,160,000	7,234,111
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	5,460,000	5,777,225
National Australia Bank Limited	2.50	5-22-2022	8,950,000	8,978,285
US Bancorp NA	3.15	4-27-2027	4,307,000	4,385,481

				95,648,849

Capital Markets : 1.51%
Bank of New York Mellon Corporation	3.25	5-16-2027	6,300,000	6,448,150
Goldman Sachs Group Incorporated	2.63	4-25-2021	3,682,000	3,707,114
Goldman Sachs Group Incorporated	2.75	9-15-2020	4,765,000	4,844,127
Goldman Sachs Group Incorporated	3.50	11-16-2026	4,386,000	4,419,282
Goldman Sachs Group Incorporated	6.75	10-1-2037	7,640,000	10,058,767
Lazard Group LLC	3.75	2-13-2025	6,340,000	6,541,261
Morgan Stanley	2.63	11-17-2021	19,720,000	19,877,809
Morgan Stanley	2.75	5-19-2022	13,215,000	13,328,414
Morgan Stanley	3.63	1-20-2027	6,528,000	6,672,980
Morgan Stanley (3 Month LIBOR +1.46%) ±	3.97	7-22-2038	4,760,000	4,815,234
Morgan Stanley	4.38	1-22-2047	1,000,000	1,059,451

				81,772,589

Consumer Finance : 0.85%
Capital One Financial Corporation	3.75	3-9-2027	1,915,000	1,942,002
Capital One Financial Corporation	4.20	10-29-2025	1,374,000	1,417,403

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
ERAC USA Finance LLC 144A	2.70%	11-1-2023	$1,300,000	$1,287,661
ERAC USA Finance LLC 144A	3.30	12-1-2026	4,821,000	4,770,577
ERAC USA Finance LLC 144A	4.50	2-15-2045	950,000	955,189
Ford Motor Credit Company LLC	2.98	8-3-2022	9,475,000	9,459,365
Ford Motor Credit Company LLC	3.34	3-28-2022	5,020,000	5,116,909
Ford Motor Credit Company LLC	5.29	12-8-2046	4,475,000	4,588,207
General Motors Financial Company	4.20	10-1-2027	1,891,000	1,914,967
General Motors Financial Company	4.35	1-17-2027	7,411,000	7,622,999
General Motors Financial Company	5.15	4-1-2038	3,975,000	4,008,592
General Motors Financial Company	5.40	4-1-2048	3,025,000	3,075,266

				46,159,137

Diversified Financial Services : 0.08%
General Electric Capital Corporation	5.88	1-14-2038	1,773,000	2,312,918
Washington Prime Group LP	5.95	8-15-2024	1,905,000	1,949,173

				4,262,091

Insurance : 0.62%
American International Group Incorporated	4.38	1-15-2055	765,000	755,306
American International Group Incorporated	6.25	5-1-2036	3,148,000	4,008,128
Brighthouse Financial Incorporated 144A	3.70	6-22-2027	5,360,000	5,297,288
Brighthouse Financial Incorporated 144A	4.70	6-22-2047	1,945,000	1,912,836
Chubb INA Holdings Incorporated	4.35	11-3-2045	3,110,000	3,438,684
Guardian Life Insurance Company 144A	4.85	1-24-2077	355,000	386,550
Kemper Corporation	4.35	2-15-2025	4,900,000	5,025,587
Metropolitan Life Global Funding Incorporated 144A	1.95	9-15-2021	6,650,000	6,594,933
Teachers Insurance and Annuity Association 144A	4.27	5-15-2047	3,770,000	3,933,605
Teachers Insurance and Annuity Association 144A	4.90	9-15-2044	1,696,000	1,925,483

				33,278,400

REITs : 0.22%
Digital Realty Trust LP	2.75	2-1-2023	1,516,000	1,519,607
Digital Realty Trust LP	3.70	8-15-2027	3,230,000	3,285,163
Regency Centers LP	3.60	2-1-2027	2,005,000	2,026,231
WEA Finance LLC 144A	3.15	4-5-2022	5,175,000	5,262,904

				12,093,905

Health Care : 1.57%

Biotechnology : 0.51%
AbbVie Incorporated	2.50	5-14-2020	7,704,000	7,802,672
AbbVie Incorporated	2.90	11-6-2022	1,866,000	1,893,099
AbbVie Incorporated	3.20	5-14-2026	3,435,000	3,432,371
AbbVie Incorporated	4.45	5-14-2046	5,140,000	5,365,143
AbbVie Incorporated	4.50	5-14-2035	1,865,000	1,995,050
Celgene Corporation	5.00	8-15-2045	6,149,000	7,020,723

				27,509,058

Health Care Equipment & Supplies : 0.65%
Abbott Laboratories	3.75	11-30-2026	8,230,000	8,521,107
Abbott Laboratories	4.90	11-30-2046	935,000	1,046,416
Becton Dickinson & Company	2.40	6-5-2020	6,525,000	6,560,163
Becton Dickinson & Company	2.89	6-6-2022	5,450,000	5,474,108
Becton Dickinson & Company	3.36	6-6-2024	5,450,000	5,516,598
Becton Dickinson & Company	3.70	6-6-2027	4,345,000	4,399,198
Becton Dickinson & Company	4.69	12-15-2044	3,660,000	3,843,256

				35,360,846

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services : 0.12%
Laboratory Corporation of America	3.25%	9-1-2024	$3,240,000	$3,281,807
Laboratory Corporation of America	3.60	9-1-2027	3,234,000	3,293,108

				6,574,915

Life Sciences Tools & Services : 0.17%
Thermo Fisher Scientific Incorporated	3.20	8-15-2027	5,395,000	5,403,046
Thermo Fisher Scientific Incorporated	4.10	8-15-2047	3,452,000	3,478,268

				8,881,314

Pharmaceuticals : 0.12%
Eli Lilly and Company	2.35	5-15-2022	1,820,000	1,838,593
Eli Lilly and Company	3.10	5-15-2027	2,705,000	2,769,197
Eli Lilly and Company	3.95	5-15-2047	1,655,000	1,746,231

				6,354,021

Industrials : 0.97%

Aerospace & Defense : 0.28%
Northrop Grumman Corporation	3.20	2-1-2027	6,580,000	6,727,426
Northrop Grumman Corporation	3.25	8-1-2023	5,942,000	6,196,991
Northrop Grumman Corporation	3.85	4-15-2045	1,944,000	1,949,066

				14,873,483

Air Freight & Logistics : 0.15%
FedEx Corporation	4.40	1-15-2047	3,070,000	3,149,052
FedEx Corporation	4.55	4-1-2046	4,870,000	5,153,380

				8,302,432

Construction & Engineering : 0.05%
Valmont Industries Incorporated	5.25	10-1-2054	2,796,000	2,754,569

Machinery : 0.08%
Wabtec Corporation	3.45	11-15-2026	4,380,000	4,361,082

Road & Rail : 0.18%
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	3,562,000	3,690,910
Penske Truck Leasing Company LP 144A	3.40	11-15-2026	5,760,000	5,766,517

				9,457,427

Trading Companies & Distributors : 0.23%
Air Lease Corporation	2.63	7-1-2022	7,695,000	7,685,614
Air Lease Corporation	3.63	4-1-2027	4,830,000	4,865,761

				12,551,375

Information Technology : 2.98%

Communications Equipment : 0.34%
Cisco Systems Incorporated	1.40	9-20-2019	11,560,000	11,520,027
Cisco Systems Incorporated	1.85	9-20-2021	7,040,000	7,006,525

				18,526,552

IT Services : 0.21%
Fidelity National Information Services Incorporated	2.25	8-15-2021	3,230,000	3,224,380

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
IT Services (continued)
Fidelity National Information Services Incorporated	2.85%	10-15-2018	$5,697,000	$5,765,551
Fidelity National Information Services Incorporated	3.63	10-15-2020	2,538,000	2,656,169

				11,646,100

Semiconductors & Semiconductor Equipment : 0.23%
Analog Devices Incorporated	2.50	12-5-2021	4,175,000	4,206,152
Analog Devices Incorporated	3.13	12-5-2023	4,475,000	4,577,977
Analog Devices Incorporated	3.50	12-5-2026	3,355,000	3,445,360

				12,229,489

Software : 0.88%
Microsoft Corporation	2.00	8-8-2023	4,955,000	4,891,549
Microsoft Corporation	2.40	2-6-2022	7,455,000	7,581,626
Microsoft Corporation	2.88	2-6-2024	6,435,000	6,617,157
Microsoft Corporation	3.45	8-8-2036	1,905,000	1,920,025
Microsoft Corporation	3.70	8-8-2046	4,075,000	4,096,059
Microsoft Corporation	4.10	2-6-2037	3,680,000	4,019,494
Microsoft Corporation	4.25	2-6-2047	1,820,000	2,005,175
Microsoft Corporation	4.50	2-6-2057	910,000	1,019,454
VMware Incorporated	2.30	8-21-2020	6,530,000	6,540,565
VMware Incorporated	2.95	8-21-2022	5,405,000	5,418,865
VMware Incorporated	3.90	8-21-2027	3,275,000	3,302,959

				47,412,928

Technology Hardware, Storage & Peripherals : 1.32%
Apple Incorporated	1.80	5-11-2020	8,950,000	8,978,762
Apple Incorporated	2.30	5-11-2022	18,725,000	18,854,097
Apple Incorporated	2.85	5-11-2024	8,325,000	8,476,896
Apple Incorporated	3.00	2-9-2024	7,375,000	7,583,661
Apple Incorporated	3.20	5-11-2027	5,440,000	5,562,968
Apple Incorporated	3.35	2-9-2027	5,400,000	5,593,412
Apple Incorporated	4.25	2-9-2047	360,000	389,922
Apple Incorporated	4.38	5-13-2045	1,865,000	2,056,625
Diamond 1 Finance Corporation 144A	6.02	6-15-2026	5,835,000	6,513,785
Hewlett Packard Enterprise Company	4.90	10-15-2025	1,955,000	2,075,292
Hewlett Packard Enterprise Company	6.35	10-15-2045	4,880,000	5,181,836

				71,267,256

Materials : 0.49%

Chemicals : 0.30%
CF Industries Incorporated 144A	3.40	12-1-2021	4,020,000	4,093,517
CF Industries Incorporated 144A	4.50	12-1-2026	4,955,000	5,156,590
Sherwin Williams Company	2.75	6-1-2022	4,885,000	4,920,721
Sherwin Williams Company	3.45	6-1-2027	1,901,000	1,920,174

				16,091,002

Construction Materials : 0.04%
Vulcan Materials Company	4.50	6-15-2047	2,155,000	2,206,915

Containers & Packaging : 0.09%
International Paper Company	5.15	5-15-2046	4,457,000	4,989,496

Metals & Mining : 0.06%
Barrick Gold Finance Company LLC	5.70	5-30-2041	2,740,000	3,305,287

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Real Estate : 0.54%

Equity REITs : 0.54%
DDR Corporation	3.38%	5-15-2023	$5,041,000	$4,991,651
DDR Corporation	4.63	7-15-2022	5,566,000	5,892,126
Mid-America Apartments LP	3.60	6-1-2027	3,080,000	3,135,617
Mid-America Apartments LP	3.75	6-15-2024	4,930,000	5,120,133
Mid-America Apartments LP	4.00	11-15-2025	2,500,000	2,628,035
Mid-America Apartments LP	4.30	10-15-2023	2,072,000	2,220,819
Tanger Properties LP	3.75	12-1-2024	2,528,000	2,571,141
Tanger Properties LP	3.88	12-1-2023	2,699,000	2,775,872

				29,335,394

Telecommunication Services : 1.40%

Diversified Telecommunication Services : 1.40%
AT&T Incorporated	3.40	5-15-2025	15,054,000	14,953,733
AT&T Incorporated	3.90	8-14-2027	6,043,000	6,106,426
AT&T Incorporated	3.95	1-15-2025	2,322,000	2,400,326
AT&T Incorporated	4.45	4-1-2024	5,364,000	5,741,695
AT&T Incorporated	4.90	8-14-2037	4,025,000	4,073,573
AT&T Incorporated	5.15	2-14-2050	2,160,000	2,178,054
AT&T Incorporated	5.25	3-1-2037	6,030,000	6,354,026
AT&T Incorporated	5.30	8-14-2058	2,365,000	2,400,562
AT&T Incorporated	5.45	3-1-2047	4,685,000	4,941,757
Verizon Communications Incorporated	2.95	3-15-2022	3,765,000	3,833,707
Verizon Communications Incorporated	4.13	3-16-2027	3,770,000	3,915,640
Verizon Communications Incorporated	4.13	8-15-2046	9,530,000	8,448,287
Verizon Communications Incorporated	4.27	1-15-2036	2,240,000	2,177,946
Verizon Communications Incorporated	4.40	11-1-2034	8,077,000	8,085,510

				75,611,242

Utilities : 1.71%

Electric Utilities : 1.53%
Alabama Power Company	2.45	3-30-2022	4,715,000	4,764,845
American Electric Power Company	1.65	12-15-2017	4,828,000	4,828,619
Appalachian Power Company	3.30	6-1-2027	3,070,000	3,152,478
Baltimore Gas and Electric Company	3.75	8-15-2047	3,800,000	3,839,435
Commonwealth Edison Company	2.95	8-15-2027	4,365,000	4,396,819
Commonwealth Edison Company	3.75	8-15-2047	2,590,000	2,625,842
Duke Energy Carolinas LLC	2.50	3-15-2023	3,215,000	3,261,804
Duke Energy Carolinas LLC	3.88	3-15-2046	2,030,000	2,118,235
Duke Energy Corporation	1.80	9-1-2021	4,295,000	4,235,398
Duke Energy Corporation	3.15	8-15-2027	944,000	950,217
Duke Energy Florida LLC	3.40	10-1-2046	1,865,000	1,788,884
Duquesne Light Holdings Incorporated 144A	3.62	8-1-2027	5,480,000	5,530,247
Georgia Power Company	4.30	3-15-2042	950,000	1,005,027
Indiana Michigan Power Company	4.55	3-15-2046	2,030,000	2,293,430
IPALCO Enterprises Incorporated 144A	3.70	9-1-2024	3,310,000	3,338,415
Oklahoma Gas & Electric Company	4.15	4-1-2047	3,939,000	4,210,475
PECO Energy Company	3.15	10-15-2025	5,095,000	5,227,705
PPL Electric Utilities Corporation	4.15	10-1-2045	3,313,000	3,587,439
Sierra Pacific Power Company	2.60	5-1-2026	4,335,000	4,254,079
Southern Company	2.45	10-1-2023	2,867,000	2,834,096
Southern Company	4.40	7-1-2046	2,684,000	2,777,355
Southwestern Electric Power Company	3.90	4-1-2045	1,362,000	1,389,388
Southwestern Public Service Company	3.70	8-15-2047	2,836,000	2,868,403
Virginia Electric & Power Company	2.95	11-15-2026	2,740,000	2,755,831

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Westar Energy Incorporated	3.10%	4-1-2027	$4,705,000	$4,800,068

				82,834,534

Gas Utilities : 0.06%
Boston Gas Company 144A	3.15	8-1-2027	3,005,000	3,054,499

Multi-Utilities : 0.12%
Dominion Resources Incorporated	1.60	8-15-2019	3,765,000	3,739,412
Dominion Resources Incorporated	2.00	8-15-2021	2,805,000	2,767,049

				6,506,461

Total Corporate Bonds and Notes (Cost $1,043,737,247)				1,066,335,153

Municipal Obligations : 0.66%

California : 0.24%
California Build America Bonds (GO Revenue)	7.60	11-1-2040	3,425,000	5,454,141
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	4,670,000	7,259,141

				12,713,282

Nevada : 0.12%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	4,380,000	6,541,749

New York : 0.14%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	6,435,000	7,336,544

Ohio : 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	1,957,000	2,092,464

Texas : 0.12%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	4,385,000	6,681,512

Total Municipal Obligations (Cost $28,983,230)				35,365,551

Non-Agency Mortgage-Backed Securities : 5.09%
CD Commercial Mortgage Trust Series 2016-CD1 Class A1	1.44	8-10-2049	1,531,386	1,515,440
CD Commercial Mortgage Trust Series 2016-CD1 Class ASB	2.62	8-10-2049	4,881,000	4,889,636
CD Commercial Mortgage Trust Series 2017-CD4 Class ASB	3.32	5-10-2050	2,105,000	2,194,185
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A4 144A±±	4.96	4-15-2044	4,009,000	4,284,004
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A1	1.79	1-10-2048	2,229,884	2,228,433
CFCRE Commercial Mortgage Trust Series 2016-C4 Class A4	3.28	5-10-2058	2,857,000	2,931,122
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2	3.59	12-10-2054	2,861,000	2,998,714
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.61	12-10-2054	2,195,000	2,343,603
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A1	2.03	6-15-2050	1,692,721	1,695,058
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4	3.65	6-15-2050	2,449,000	2,559,493
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.47	6-15-2050	2,014,000	2,088,872
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A2	1.99	4-10-2046	3,813,000	3,817,304
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A4	3.09	4-10-2046	1,714,000	1,771,000
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class AAB	2.69	4-10-2046	1,885,000	1,918,737
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A4	3.64	10-10-2047	4,840,000	5,115,139
Citigroup Commercial Mortgage Trust Series 2015-GC129 Class A4	3.19	4-10-2048	2,493,000	2,560,269
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A2 144A	3.83	7-10-2046	384,923	387,165
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	2,286,000	2,335,456

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55%	9-10-2047	$1,038,000	$1,091,510
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	1,392,000	1,410,588
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	374,000	405,808
Commercial Mortgage Pass-Through Certificate Series 2013-CR6 Class A2	2.12	3-10-2046	6,828,137	6,836,231
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class ASB	3.83	7-10-2045	6,032,000	6,390,982
Commercial Mortgage Pass-Through Certificate Series 2014-C4 Class A5	3.69	8-10-2047	2,120,000	2,242,827
Commercial Mortgage Pass-Through Certificate Series 2014-UBS2 Class A5	3.96	3-10-2047	1,747,000	1,876,738
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class AM	4.05	12-10-2047	4,230,000	4,487,536
Commercial Mortgage Pass-Through Certificate Series 2016-C1 Class ASB	2.97	10-10-2049	2,071,000	2,110,883
Commercial Mortgage Trust Series 2012-CR4 Class A2	1.80	10-15-2045	783,759	783,432
Commercial Mortgage Trust Series 2013-CR11 Class A1	1.47	8-10-2050	540,376	539,814
Commercial Mortgage Trust Series 2013-CR12 Class A1	1.30	10-10-2046	157,565	157,186
Commercial Mortgage Trust Series 2013-CR12 Class A3	3.77	10-10-2046	741,000	792,181
Commercial Mortgage Trust Series 2014-UBS6 Class A5	3.64	12-10-2047	4,020,000	4,247,306
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	7,385,200	7,852,309
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	865,000	910,358
Deutsche Bank Commercial Mortgage Trust Series 2017-C6 Class ASB	3.12	6-10-2050	1,249,000	1,291,133
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	519,000	525,555
GS Mortgage Securities Trust Series 2013-GC14 Class AAB	3.82	8-10-2046	6,754,000	7,153,637
GS Mortgage Securities Trust Series 2013-GC16 Class A2	3.03	11-10-2046	1,742,226	1,764,401
GS Mortgage Securities Trust Series 2014-GCJ18 Class A3	3.80	1-10-2047	1,904,000	2,024,085
GS Mortgage Securities Trust Series 2016-GS3 Class A4	2.85	10-10-2049	2,075,000	2,074,175
GS Mortgage Securities Trust Series 2016-GS3 Class AAB	2.78	10-10-2049	3,117,000	3,158,587
GS Mortgage Securities Trust Series 2017-GSJ7 Class A4	3.43	8-10-2050	5,256,000	5,455,412
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	8,519,562	9,507,082
JPMBB Commercial Mortgage Securities Series 2014-C23 Class A4	3.67	9-15-2047	2,419,000	2,565,386
JPMBB Commercial Mortgage Securities Series 2015-C28 Class A4	3.23	10-15-2048	1,609,000	1,658,889
JPMDB Commercial Mortgage Securities Seris 2017-C5 Class ASB	3.49	3-15-2050	861,000	910,331
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-2032	7,966,000	8,300,844
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A2 144A	3.62	11-15-2043	370,524	376,141
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A4 144A	4.72	2-15-2046	2,107,000	2,258,844
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A4	3.48	6-15-2045	3,228,000	3,389,866
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class A2	2.67	1-15-2046	6,723,016	6,779,382
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A2	2.98	11-15-2045	2,894,559	2,929,271
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A2	2.87	7-15-2047	1,932,000	1,964,988
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A5	3.80	7-15-2047	4,897,000	5,236,052
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C21 Class A5	3.77	8-15-2047	4,636,000	4,951,267
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-JP2 Class A1	1.32	8-15-2049	1,951,040	1,933,868
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2017-JP5 Class ASB	3.55	3-15-2050	6,129,000	6,505,069
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2017JP6 Class ASB	3.28	7-15-2050	2,343,000	2,446,875

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-CNTR Class A1 144A	3.30%	8-5-2032	$825,522	$830,877
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	7,442,036	7,543,978
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A2	1.68	12-15-2047	531,141	530,924
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	2,053,000	2,095,592
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	10,965,000	11,086,698
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class AS ±±	4.23	7-15-2048	2,875,000	3,083,623
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class ASB	3.56	7-15-2048	2,853,000	3,016,185
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class ASB	3.73	1-15-2049	2,582,000	2,756,137
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP2 Class ASB	2.71	8-15-2049	2,765,000	2,795,708
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-C1 Class ASB	3.32	3-15-2049	5,046,000	5,270,162
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class A2	1.87	11-15-2045	510,725	510,384
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A2	2.96	7-15-2046	867,313	871,404
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	261,305	261,509
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.75	12-15-2047	3,712,000	3,954,632
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class ASB	2.73	9-15-2049	9,888,000	9,883,541
Morgan Stanley Capital I Trust Series 2016-UB11 Class A1	1.45	8-15-2049	3,908,487	3,870,669
Morgan Stanley Capital I Trust Series 2016-UB11 Class ASB	2.61	8-15-2049	2,119,000	2,126,227
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A1	1.71	3-15-2049	1,936,454	1,919,721
Perpetual Savings Bank Series 1990-1 Class 1 ±±	0.00	3-1-2020	14,320	14,404
Social Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) 144A±	2.18	1-25-2039	1,596,194	1,611,994
Social Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	2.08	7-25-2039	4,077,414	4,113,906
Social Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	1.93	3-26-2040	3,809,706	3,830,930
Social Professional Loan Program LLC Series 2017-D Class A2 144A	2.66	9-25-2040	9,709,000	9,768,063
Social Professional Loan Program Series 2017-A Class A2B 144A	2.40	3-26-2040	3,470,000	3,464,993
Social Professional Loan Program Series 2017-B Class A2 144A	2.74	5-25-2040	7,594,000	7,693,601
Social Professional Loan Program Series 2017-C Class A2B 144A	2.63	7-25-2040	5,627,000	5,670,296
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	1.75	2-25-2028	28,370	28,069
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A2	2.11	5-10-2063	99,356	99,300
UBS Barclays Commercial Mortgage Trust Series 2012-C4 Class A2	1.71	12-10-2045	1,230,348	1,229,981

Total Non-Agency Mortgage-Backed Securities (Cost $272,910,332)				274,863,967

U.S. Treasury Securities : 32.38%
U.S. Treasury Bond	2.50	2-15-2046	34,137,000	32,571,498
U.S. Treasury Bond	2.50	5-15-2046	38,269,000	36,497,564
U.S. Treasury Bond	2.75	8-15-2047	12,361,000	12,416,528
U.S. Treasury Bond	2.88	11-15-2046	44,817,000	46,126,507
U.S. Treasury Bond ##	3.00	11-15-2045	27,871,000	29,406,082
U.S. Treasury Bond	3.00	2-15-2047	45,513,000	48,026,882
U.S. Treasury Bond	3.00	5-15-2047	39,256,000	41,444,215
U.S. Treasury Note ##	1.13	2-28-2021	21,208,000	20,916,390
U.S. Treasury Note ##	1.13	7-31-2021	61,475,000	60,387,181
U.S. Treasury Note ##	1.25	3-31-2019	78,211,000	78,134,622
U.S. Treasury Note ##	1.25	4-30-2019	86,576,000	86,491,453
U.S. Treasury Note	1.25	5-31-2019	49,977,000	49,920,386
U.S. Treasury Note	1.25	6-30-2019	28,350,000	28,314,563

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.25%	8-31-2019	$20,124,000	$20,091,770
U.S. Treasury Note	1.38	7-31-2019	68,304,000	68,368,035
U.S. Treasury Note	1.38	8-31-2020	11,893,000	11,868,842
U.S. Treasury Note	1.38	1-31-2021	53,008,000	52,755,384
U.S. Treasury Note ##	1.50	5-31-2020	25,972,000	26,033,886
U.S. Treasury Note	1.50	6-15-2020	13,228,000	13,260,037
U.S. Treasury Note	1.50	7-15-2020	33,705,000	33,777,413
U.S. Treasury Note	1.50	8-15-2020	139,241,000	139,507,516
U.S. Treasury Note	1.50	8-15-2026	9,154,200	87,114,136
U.S. Treasury Note	1.63	7-31-2020	48,736,000	49,013,947
U.S. Treasury Note	1.63	8-31-2022	31,960,000	31,832,659
U.S. Treasury Note ##	1.88	1-31-2022	57,835,000	58,354,612
U.S. Treasury Note	1.88	3-31-2022	48,674,000	49,086,588
U.S. Treasury Note	1.88	4-30-2022	82,228,000	82,880,043
U.S. Treasury Note	1.88	7-31-2022	106,225,000	107,017,538
U.S. Treasury Note	2.00	10-31-2021	35,231,000	35,751,208
U.S. Treasury Note	2.00	12-31-2021	47,116,000	47,798,814
U.S. Treasury Note ##	2.00	11-15-2026	80,882,000	80,145,848
U.S. Treasury Note	2.13	7-31-2024	6,369,000	6,443,885
U.S. Treasury Note	2.25	2-15-2027	31,648,000	32,004,040
U.S. Treasury Note	2.25	8-15-2027	105,203,000	106,398,862
U.S. Treasury Note	2.38	5-15-2027	39,270,000	40,122,895

Total U.S. Treasury Securities (Cost $1,738,546,580)				1,750,281,829

Yankee Corporate Bonds and Notes : 4.45%

Consumer Discretionary : 0.06%

Media : 0.06%
Grupo Televisa SAB	5.00	5-13-2045	1,985,000	2,011,888
Grupo Televisa SAB	6.13	1-31-2046	1,155,000	1,342,838

				3,354,726

Consumer Staples : 0.20%

Food & Staples Retailing : 0.20%
Alimentation Couche-Tard Incorporated 144A	2.70	7-26-2022	6,680,000	6,699,682
Alimentation Couche-Tard Incorporated 144A	3.55	7-26-2027	3,995,000	4,042,054

				10,741,736

Energy : 0.82%

Oil, Gas & Consumable Fuels : 0.82%
BP Capital Markets plc	3.59	4-14-2027	6,355,000	6,583,715
BP Capital Markets plc	3.72	11-28-2028	830,000	868,095
Cenovus Energy Incorporated 144A	5.40	6-15-2047	1,564,000	1,474,358
Enbridge Incorporated	2.90	7-15-2022	4,714,000	4,744,527
Enbridge Incorporated	3.70	7-15-2027	3,275,000	3,302,622
Encana Corporation	6.50	2-1-2038	3,081,000	3,574,437
Petroleos Mexicanos Company	2.38	4-15-2025	2,903,200	2,941,810
Petroleos Mexicanos Company	2.46	12-15-2025	6,855,250	6,969,692
Petroleos Mexicanos Company	5.63	1-23-2046	3,706,000	3,488,458
Petroleos Mexicanos Company 144A	6.50	3-13-2027	2,818,000	3,160,387
Petroleos Mexicanos Company 144A	6.50	3-13-2027	3,810,000	4,259,481
Petroleos Mexicanos Company	6.75	9-21-2047	1,490,000	1,595,492
PetroleosMexicanos Company 144A	6.75	9-21-2047	1,355,000	1,448,645

				44,411,719

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Financials : 2.03%

Banks : 1.80%
Banco Santander SA	3.50%	4-11-2022	$3,785,000	$3,906,503
Banco Santander SA	4.25	4-11-2027	4,950,000	5,157,066
Commonwealth Bank of Australia 144A	3.90	7-12-2047	2,925,000	2,952,983
HSBC Holdings plc	2.65	1-5-2022	11,495,000	11,578,533
HSBC Holdings plc (3 Month LIBOR +1.06%) ±	3.26	3-13-2023	9,565,000	9,817,928
HSBC Holdings plc (3 Month LIBOR +1.55%) ±	4.04	3-13-2028	2,055,000	2,162,477
HSBC Holdings plc	4.38	11-23-2026	5,773,000	6,068,971
ING Groep NV	3.15	3-29-2022	4,670,000	4,783,881
ING Groep NV	3.95	3-29-2027	5,370,000	5,634,474
Intesa Sanpaolo SpA 144A	3.13	7-14-2022	7,275,000	7,294,091
Intesa Sanpaolo SpA 144A	3.88	7-14-2027	6,665,000	6,680,885
Japan Bank for International Cooperation	1.75	5-28-2020	6,052,000	6,022,950
Japan Bank for International Cooperation	1.88	4-20-2021	3,691,000	3,663,616
Japan Bank for International Cooperation	2.25	2-24-2020	8,380,000	8,450,993
Japan Bank for International Cooperation	2.50	6-1-2022	500,000	508,279
Perrigo Finance Unlimited Company	4.38	3-15-2026	3,415,000	3,544,349
UBS Group Funding Company 144A	2.65	2-1-2022	9,285,000	9,283,125

				97,511,104

Diversified Financial Services : 0.23%
BHP Billiton Finance USA Limited	5.00	9-30-2043	1,905,000	2,256,587
Shell International Finance BV	4.00	5-10-2046	3,415,000	3,467,860
UBS Group Funding Switzerland AG 144A	3.49	5-23-2023	6,445,000	6,632,135

				12,356,582

Health Care : 0.44%

Pharmaceuticals : 0.44%
Actavis Funding SCS	3.80	3-15-2025	5,465,000	5,714,602
Perrigo Finance plc	3.90	12-15-2024	3,417,000	3,523,136
Shire plc ADR	2.88	9-23-2023	6,560,000	6,525,905
Shire plc ADR	3.20	9-23-2026	7,820,000	7,696,074

				23,459,717

Industrials : 0.11%

Metals & Mining : 0.11%
Corporacion National del Cobre de Chile 144A	3.63	8-1-2027	3,260,000	3,301,728
Corporacion National del Cobre de Chile 144A	4.50	8-1-2047	2,345,000	2,407,377

				5,709,105

Information Technology : 0.18%

Communications Equipment : 0.18%
Nokia Oyj	3.38	6-12-2022	8,545,000	8,630,450
Nokia Oyj	4.38	6-12-2027	1,135,000	1,165,861

				9,796,311

Materials : 0.18%

Metals & Mining : 0.11%
Vale Overseas Limited	5.88	6-10-2021	2,165,000	2,400,336
Vale Overseas Limited	6.25	8-10-2026	3,190,000	3,615,865

				6,016,201

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Paper & Forest Products : 0.07%
Fibria Overseas Finance Limited		5.50%	1-17-2027	$3,705,000	$3,864,686

Telecommunication Services : 0.06%

Diversified Telecommunication Services : 0.06%
Telefonica Emisiones SAU		5.21	3-8-2047	2,885,000	3,208,316

Utilities : 0.37%

Electric Utilities : 0.37%
Electricite de France SA 144A		6.00	1-22-2114	2,525,000	2,881,040
Enel Finance International SA 144A		2.88	5-25-2022	9,635,000	9,720,477
Enel Finance International SA 144A		3.63	5-25-2027	2,990,000	3,027,190
State Grid Overseas Investment Company 144A		2.75	5-4-2022	4,530,000	4,573,796

					20,202,503

Total Yankee Corporate Bonds and Notes (Cost $234,351,701)					240,632,706

Yankee Government Bonds : 1.35%
Province of Alberta 144A		1.75	8-26-2020	6,983,000	6,965,145
Province of Ontario		1.63	1-18-2019	6,045,000	6,051,831
Republic of Chile		3.86	6-21-2047	4,270,000	4,430,125
Republic of Colombia		3.88	4-25-2027	7,525,000	7,667,975
Republic of Indonesia 144A		3.70	1-8-2022	5,925,000	6,146,542
Republic of Indonesia 144A		4.35	1-8-2027	4,305,000	4,579,560
Republic of Paraguay 144A		6.10	8-11-2044	3,085,000	3,540,038
Republic of Slovenia 144A		5.50	10-26-2022	5,453,000	6,243,685
Republic of Slovenia 144A		5.85	5-10-2023	8,177,000	9,588,089
State of Israel		4.50	1-30-2043	4,780,000	5,187,447
United Mexican States		4.00	10-2-2023	3,513,000	3,718,511
United Mexican States		4.35	1-15-2047	2,679,000	2,638,815
United Mexican States		5.75	10-12-2110	5,820,000	6,276,870

Total Yankee Government Bonds (Cost $70,561,113)					73,034,633

		Yield		Shares
Short-Term Investments : 3.62%

Investment Companies : 3.62%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25		2,214,296	2,214,517
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.92		193,487,615	193,487,615

Total Short-Term Investments (Cost $195,701,935)					195,702,132

Total investments in securities (Cost $5,974,589,550)	111.71%				6,037,927,164
Other assets and liabilities, net	(11.71)				(632,889,406)

Total net assets	100.00%				$5,405,037,758

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Core Bond Portfolio

Abbreviations:

ADR	American depositary receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 3.62%
Securities Lending Cash Investment LLC	109,666,213	540,272,301	647,724,218	2,214,296	$2,214,517
Wells Fargo Government Money Market Fund Select Class	85,527,614	1,042,521,651	934,561,650	193,487,615	193,487,615

					$195,702,132

Wells Fargo Core Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

(Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$1,733,072,149	$0	$1,733,072,149
Asset-backed securities	0	668,639,044	0	668,639,044
Corporate bonds and notes	0	1,066,335,153	0	1,066,335,153
Municipal obligations	0	35,365,551	0	35,365,551
Non-agency mortgage-backed securities	0	274,863,967	0	274,863,967
U.S. Treasury securities	1,750,281,829	0	0	1,750,281,829
Yankee corporate bonds and notes	0	240,632,706	0	240,632,706
Yankee government bonds	0	73,034,633	0	73,034,633
Short-term investments
Investment companies	193,487,615	0	0	193,487,615
Investments measured at net asset value*				2,214,517

Total assets	$1,943,769,444	$4,091,943,203	$0	$6,037,927,164

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $2,214,517 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 16.36%

Consumer Staples : 3.96%

Beverages : 0.44%
The Coca-Cola Company	10,346	$471,260

Food & Staples Retailing : 0.80%
Metro AG	7,849	85,982
Metro Wholesale & Food Specialist AG †	7,849	153,426
Wal-Mart Stores Incorporated	3,459	270,044
Walgreens Boots Alliance Incorporated	4,279	348,739

		858,191

Food Products : 0.91%
Health & Happiness (H&H) International Holdings Limited †	79,000	282,657
Marine Harvest ASA	4,555	90,478
Mondelez International Incorporated Class A	5,409	219,930
The Hershey Company	1,387	145,524
The Kraft Heinz Company	2,979	240,554

		979,143

Household Products : 1.13%
Church & Dwight Company Incorporated	4,977	249,696
Reckitt Benckiser Group plc	2,564	243,093
The Clorox Company	1,212	167,898
The Procter & Gamble Company	6,040	557,311

		1,217,998

Personal Products : 0.29%
Edgewell Personal Care Company †	1,584	120,289
The Estee Lauder Companies Incorporated Class A	1,854	198,359

		318,648

Tobacco : 0.39%
Philip Morris International	3,617	422,936

Energy : 4.29%

Energy Equipment & Services : 0.35%
Halliburton Company	6,012	234,288
Schlumberger Limited	2,255	143,215

		377,503

Oil, Gas & Consumable Fuels : 3.94%
Anadarko Petroleum Corporation	2,827	115,709
BP plc	108,814	626,359
Chevron Corporation	5,979	643,460
Concho Resources Incorporated †	1,872	207,736
Cosan Limited Class A	83,014	680,715
Eni SpA	52,639	825,287
EOG Resources Incorporated	4,437	377,101
Occidental Petroleum Corporation	4,585	273,725
Phillips 66 Company	2,368	198,462
Pioneer Natural Resources Company	1,537	199,272
RSP Permian Incorporated †	3,115	97,749

		4,245,575

1

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Shares	Value
Materials : 4.92%

Chemicals : 1.61%
Axalta Coating Systems Limited †	4,830	$142,582
Ecolab Incorporated	930	123,969
International Flavors & Fragrances Incorporated	622	85,121
LyondellBasell Industries NV Class A	2,644	239,520
PolyOne Corporation	3,489	126,092
Sasol Limited	17,011	512,445
The Dow Chemical Company	3,732	248,738
The Sherwin-Williams Company	752	255,131

		1,733,598

Construction Materials : 0.11%
Martin Marietta Materials Incorporated	563	119,350

Containers & Packaging : 0.12%
Crown Holdings Incorporated †	2,167	127,918

Metals & Mining : 3.08%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	5,200	266,552
B2Gold Corporation †	70,000	192,272
Barrick Gold Corporation	7,000	125,930
Detour Gold Corporation †	10,000	139,980
Franco-Nevada Corporation	1,600	130,896
Fresnillo plc	6,000	125,379
Goldcorp Incorporated-U.S. Exchange Traded Shares	12,300	169,125
Kinross Gold Corporation †	57,000	259,724
Lundin Mining Corporation	83,549	631,594
Newcrest Mining Limited	7,000	127,152
Newmont Mining Corporation	6,800	260,712
Randgold Resources Limited ADR	2,300	235,727
Royal Gold Incorporated	4,149	387,019
Steel Dynamics Incorporated	3,986	137,318
Torex Gold Resources Incorporated †	8,000	135,047

		3,324,427

Real Estate : 3.19%

Equity REITs : 3.19%
American Homes 4 Rent Class A	6,690	148,250
American Tower Corporation	2,616	387,299
AvalonBay Communities Incorporated	1,223	229,594
Boston Properties Incorporated	2,016	243,130
Camden Property Trust	1,532	137,083
Equinix Incorporated	644	301,656
Essex Property Trust Incorporated	761	202,403
Host Hotels & Resorts Incorporated	8,075	146,319
Hudson Pacific Properties Incorporated	4,828	159,324
Mid-America Apartment Communities Incorporated	1,658	176,511
Physicians Realty Trust	16,422	307,584
Prologis Incorporated	3,614	228,983
Public Storage Incorporated	714	146,613
Retail Opportunity Investment Corporation	8,220	163,085
Simon Property Group Incorporated	1,588	249,078
Ventas Incorporated	3,038	207,921

		3,434,833

Total Common Stocks (Cost $16,408,535)		17,631,380

2

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 9.47%

Consumer Discretionary : 2.87%

Auto Components : 0.14%
American Axle & Manufacturing Incorporated «	6.25%	3-15-2021	$100,000	$103,155
American Axle & Manufacturing Incorporated	7.75	11-15-2019	25,000	27,469
Cooper Tire & Rubber Company	8.00	12-15-2019	20,000	22,125

				152,749

Diversified Consumer Services : 0.15%
Service Corporation International	5.38	1-15-2022	100,000	102,750
TRI Pointe Group Incorporated	4.38	6-15-2019	62,000	63,240

				165,990

Hotels, Restaurants & Leisure : 0.49%
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	205,000	216,275
MGM Resorts International	5.25	3-31-2020	165,000	174,075
NCL Corporation Limited 144A	4.75	12-15-2021	135,000	139,894

				530,244

Household Durables : 0.62%
CalAtlantic Group Incorporated	6.63	5-1-2020	165,000	181,913
DR Horton Incorporated	3.63	2-15-2018	135,000	135,406
KB Home	4.75	5-15-2019	60,000	61,500
Lennar Corporation	4.50	6-15-2019	150,000	154,125
Lennar Corporation	4.50	11-15-2019	50,000	51,563
Pulte Group Incorporated	4.25	3-1-2021	80,000	83,112

				667,619

Internet & Direct Marketing Retail : 0.14%
Netflix Incorporated	5.38	2-1-2021	143,000	153,189

Media : 0.79%
CSC Holdings LLC	7.63	7-15-2018	75,000	78,375
DISH DBS Corporation	4.25	4-1-2018	130,000	131,463
DISH DBS Corporation	7.88	9-1-2019	25,000	27,469
National CineMedia LLC	6.00	4-15-2022	100,000	100,250
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	90,000	93,825
Outfront Media Capital Corporation	5.25	2-15-2022	95,000	98,088
Scientific Games International Incorporated 144A	7.00	1-1-2022	80,000	85,400
Sinclair Television Group Incorporated	6.13	10-1-2022	100,000	103,250
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	55,000	55,963
TEGNA Incorporated	5.13	10-15-2019	50,000	50,750
TEGNA Incorporated	5.13	7-15-2020	30,000	30,759

				855,592

Multiline Retail : 0.10%
Dollar Tree Incorporated	5.25	3-1-2020	100,000	102,813

Specialty Retail : 0.32%
Best Buy Company Incorporated	5.00	8-1-2018	100,000	102,830
L Brands Incorporated	6.63	4-1-2021	95,000	103,550
Penske Auto Group Incorporated	3.75	8-15-2020	20,000	20,398
Penske Auto Group Incorporated	5.75	10-1-2022	110,000	113,300

				340,078

Textiles, Apparel & Luxury Goods : 0.12%
The William Carter Company	5.25	8-15-2021	120,000	123,000

3

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 0.22%

Food Products : 0.22%
B&G Foods Incorporated	4.63%	6-1-2021	$85,000	$86,700
Pinnacle Foods Incorporated	4.88	5-1-2021	100,000	101,750
Simmons Foods Incorporated 144A	7.88	10-1-2021	45,000	47,756

				236,206

Energy : 0.88%

Oil, Gas & Consumable Fuels : 0.88%
DCP Midstream LLC 144A	5.35	3-15-2020	100,000	105,250
DCP Midstream Operating Company	2.70	4-1-2019	100,000	99,375
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	65,000	68,413
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	125,000	129,219
Sabine Pass Liquefaction LLC	5.63	2-1-2021	205,000	221,938
Targa Resources Partners LP	4.13	11-15-2019	110,000	111,238
Tesoro Corporation	4.25	10-1-2017	65,000	65,057
Tesoro Logistics LP	5.50	10-15-2019	75,000	78,750
Tesoro Logistics LP	5.88	10-1-2020	65,000	66,056

				945,296

Financials : 0.76%

Banks : 0.07%
CIT Group Incorporated 144A	5.50	2-15-2019	75,000	78,469

Consumer Finance : 0.69%
Ally Financial Incorporated	3.75	11-18-2019	105,000	107,231
Ally Financial Incorporated	6.25	12-1-2017	60,000	60,600
General Motors Financial Company Incorporated	3.25	5-15-2018	135,000	136,346
Navient Corporation	4.63	9-25-2017	130,000	130,065
OneMain Financial Group LLC 144A	7.25	12-15-2021	160,000	167,800
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	137,869

				739,911

Health Care : 1.11%

Health Care Equipment & Supplies : 0.25%
Hologic Incorporated 144A	5.25	7-15-2022	95,000	100,016
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	155,000	162,750

				262,766

Health Care Providers & Services : 0.86%
Acadia Healthcare Company Incorporated	5.13	7-1-2022	162,000	167,670
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	145,000	149,531
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	55,000	58,438
HCA Incorporated	6.50	2-15-2020	155,000	168,792
Lifepoint Hospitals Incorporated	5.50	12-1-2021	110,000	114,180
MPT Operating Partnership LP	6.38	2-15-2022	100,000	103,625
Select Medical Corporation	6.38	6-1-2021	95,000	97,941
Tenet Healthcare Corporation	6.00	10-1-2020	65,000	69,205

				929,382

Industrials : 0.91%

Aerospace & Defense : 0.26%
Alcoa Incorporated	6.15	8-15-2020	100,000	109,425
Huntington Ingalls Industries Incorporated 144A	5.00	12-15-2021	170,000	175,100

				284,525

4

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Airlines : 0.19%
American Airlines Group Incorporated	6.13%	6-1-2018	$100,000	$102,875
United Continental Holdings Incorporated	6.38	6-1-2018	100,000	102,750

				205,625

Commercial Services & Supplies : 0.09%
Clean Harbors Incorporated	5.13	6-1-2021	100,000	101,750

Machinery : 0.27%
CNH Industrial Capital LLC	3.88	7-16-2018	245,000	247,756
Meritor Incorporated	6.75	6-15-2021	41,000	42,333

				290,089

Trading Companies & Distributors : 0.10%
Aircastle Limited	4.63	12-15-2018	100,000	102,875

Information Technology : 0.72%

Communications Equipment : 0.05%
ViaSat Incorporated	6.88	6-15-2020	55,000	56,134

Electronic Equipment, Instruments & Components : 0.23%
Dell International LLC/EMC Corporation 144A	3.48	6-1-2019	40,000	40,880
Jabil Circuit Incorporated	8.25	3-15-2018	75,000	77,344
Sanmina Corporation 144A	4.38	6-1-2019	105,000	107,888
Zebra Technologies Corporation	7.25	10-15-2022	20,000	21,200

				247,312

Internet Software & Services : 0.21%
IAC/InterActiveCorp	4.88	11-30-2018	102,000	102,510
Match Group Incorporated	6.75	12-15-2022	120,000	123,900

				226,410

Technology Hardware, Storage & Peripherals : 0.23%
EMC Corporation	2.65	6-1-2020	175,000	172,618
NCR Corporation	4.63	2-15-2021	75,000	76,031

				248,649

Materials : 0.67%

Chemicals : 0.20%
CF Industries Incorporated	6.88	5-1-2018	145,000	149,350
Huntsman International LLC	4.88	11-15-2020	65,000	68,169

				217,519

Containers & Packaging : 0.24%
Ball Corporation	4.38	12-15-2020	160,000	167,200
Reynolds Group Holdings	5.75	10-15-2020	85,000	86,584

				253,784

Metals & Mining : 0.23%
Steel Dynamics Incorporated	6.38	8-15-2022	80,000	82,800
United States Steel Corporation 144A	8.38	7-1-2021	150,000	165,750

				248,550

5

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Real Estate : 0.59%

Equity REITs : 0.54%
DuPont Fabros Technology Incorporated LP	5.88%	9-15-2021	$60,000	$61,990
Equinix Incorporated	5.38	1-1-2022	120,000	125,700
Iron Mountain Incorporated 144A	6.00	10-1-2020	100,000	103,500
Sabra Health Care Incorporated	5.50	2-1-2021	150,000	156,000
VEREIT Operating Partnership LP	3.00	2-6-2019	120,000	121,467
VEREIT Operating Partnership LP	4.13	6-1-2021	10,000	10,501

				579,158

Real Estate Management & Development : 0.05%
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	60,000	61,398

Telecommunication Services : 0.74%

Diversified Telecommunication Services : 0.34%
CenturyLink Incorporated	5.63	4-1-2020	90,000	93,488
Frontier Communications Corporation	8.13	10-1-2018	150,000	153,563
Hughes Satellite Systems Corporation	6.50	6-15-2019	115,000	123,194

				370,245

Wireless Telecommunication Services : 0.40%
Sprint Communications Incorporated 144A	9.00	11-15-2018	225,000	243,000
T-Mobile USA Incorporated	6.13	1-15-2022	50,000	52,125
T-Mobile USA Incorporated	6.63	4-1-2023	125,000	131,719

				426,844

Total Corporate Bonds and Notes (Cost $10,206,253)				10,204,171

Loans : 3.69%

Consumer Discretionary : 0.57%

Auto Components : 0.05%
Allison Transmission Incorporated (1 Month LIBOR +2.00%) ±	3.24	9-23-2022	56,287	56,469

Household Products : 0.25%
Michaels Stores Incorporated (1 Month LIBOR +2.75%) ±	3.98	1-30-2023	131,147	130,860
The ServiceMaster Company LLC (1 Month LIBOR +2.50%) ±	3.74	11-8-2023	134,325	134,426

				265,286

Media : 0.25%
Altice US Finance I Corporation (1 Month LIBOR +2.25%) ±	3.48	7-28-2025	130,000	128,985
Live Nation Entertainment Incorporated (1 Month LIBOR +2.25%) ±	3.50	10-31-2023	140,000	140,234

				269,219

Specialty Retail : 0.02%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.50%) ±	3.75	7-5-2024	25,000	25,125

Consumer Staples : 0.24%

Food Products : 0.24%
Pinnacle Foods Incorporated (1 Month LIBOR +2.00%) ±	3.23	2-2-2024	59,700	59,827
Post Holdings Incorporated (1 Month LIBOR +2.25%) ±	3.49	5-24-2024	125,000	125,134
Prestige Brands Incorporated (1 Month LIBOR +2.75%) ±	3.99	1-26-2024	77,554	77,639

				262,600

Financials : 0.25%

Diversified Financial Services : 0.25%
Delos Finance SARL (2 Month LIBOR +2.00%) ±	3.30	9-6-2023	135,000	135,675

6

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
LPL Holdings Incorporated (3 Month LIBOR +2.50%) ±	3.82%	3-11-2024	$129,675	$129,892

				265,567

Health Care : 0.42%

Health Care Providers & Services : 0.29%
HCA Incorporated (1 Month LIBOR +2.00%) ±	3.24	3-17-2023	89,775	90,027
Select Medical Corporation (3 Month LIBOR +3.50%) ±	4.81	3-1-2021	54,863	55,320
Surgery Center Holdings Incorporated (3 Month LIBOR +3.25%) ±%%<	4.57	6-6-2024	90,000	89,062
TeamHealth Incorporated (1 Month LIBOR +2.75%) ±	3.99	2-6-2024	79,800	78,703

				313,112

Health Care Technology : 0.04%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.75%) ±	3.99	3-1-2024	44,888	44,865

Pharmaceuticals : 0.09%
Endo Finance LLC (1 Month LIBOR +4.25%) ±	5.50	4-29-2024	90,000	90,590

Industrials : 0.93%

Airlines : 0.19%
Delta Air Lines Incorporated (1 Month LIBOR +2.50%) ±	3.74	8-24-2022	132,638	133,411
United Airlines Incorporated (3 Month LIBOR +2.25%) ±	3.56	4-1-2024	69,825	70,108

				203,519

Chemicals : 0.05%
Ashland LLC (3 Month LIBOR +2.00%) ±	3.24	5-24-2024	55,000	55,138

Commercial Services & Supplies : 0.36%
Advanced Disposal Services Incorporated (1 Week LIBOR +2.75%) ±	3.94	11-10-2023	99,155	99,605
Aramark Services Incorporated (1 Month LIBOR +2.00%) ±	3.24	3-28-2024	69,825	70,000
Columbus McKinnon Corporation (3 Month LIBOR +3.00%) ±‡	4.30	1-31-2024	61,551	61,782
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±	3.56	3-11-2021	151,722	152,244

				383,631

Communications Equipment : 0.33%
Charter Communications Operating LLC (1 Month LIBOR +2.00%) ±	3.24	1-3-2021	223,899	224,396
Virgin Media Bristol LLC (1 Month LIBOR +2.75%) ±	3.98	1-31-2025	135,000	135,262

				359,658

Information Technology : 0.56%

Communications Equipment : 0.09%
CommScope Incorporated (3 Month LIBOR +2.00%) ±	3.30	12-29-2022	105,000	105,350

Electronic Equipment, Instruments & Components : 0.18%
Dell Incorporated (1 Month LIBOR +2.50%) ±	3.74	9-7-2023	44,775	44,941
Zebra Technologies Corporation (3 Month LIBOR +2.00%) ±%%<	3.31	10-27-2021	147,659	147,464

				192,405

Internet Software & Services : 0.14%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	4.48	10-19-2023	54,450	54,688
Zayo Group LLC (1 Month LIBOR +2.25%) ±	3.48	1-19-2024	95,805	95,812

				150,500

IT Services : 0.13%
First Data Corporation (1 Month LIBOR +2.25%) ±	3.49	7-8-2022	141,619	141,442

7

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Semiconductors & Semiconductor Equipment : 0.02%
Micron Technology Incorporated (3 Month LIBOR +2.50%) ±	3.80%	4-26-2022	$19,850	$19,971

Materials : 0.38%

Chemicals : 0.20%
Huntsman International LLC (1 Month LIBOR +3.00%) ±	4.24	4-1-2023	44,428	44,608
Ineos US Finance LLC (2 Month LIBOR +2.75%) ±	4.01	3-31-2022	176,192	176,569

				221,177

Containers & Packaging : 0.18%
Berry Plastics Corporation (1 Month LIBOR +2.25%) ±	3.48	2-8-2020	164,314	164,417
Reynolds Group Holdings Incorporated (1 Month LIBOR +3.00%) ±	4.24	2-5-2023	29,775	29,790

				194,207

Real Estate : 0.11%

Equity REITs : 0.11%
MGM Growth Properties LLC (1 Month LIBOR +2.25%) ±	3.49	4-25-2023	113,847	114,037

Telecommunication Services : 0.23%

Diversified Telecommunication Services : 0.12%
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	3.49	2-22-2024	129,470	129,348

Wireless Telecommunication Services : 0.11%
SBA Communications Corporation (1 Month LIBOR +2.25%) ±	3.49	3-24-2021	119,385	119,549

Total Loans (Cost $3,990,117)				3,982,765

U.S. Treasury Securities : 66.71%
TIPS	0.13	4-15-2019	1,609,854	1,613,061
TIPS	0.13	4-15-2020	3,446,504	3,463,910
TIPS	0.13	4-15-2021	3,612,083	3,629,014
TIPS	0.13	1-15-2022	2,667,722	2,683,386
TIPS	0.13	4-15-2022	2,467,665	2,475,413
TIPS	0.13	1-15-2023	2,695,448	2,699,891
TIPS	0.13	7-15-2024	2,584,133	2,574,501
TIPS	0.13	7-15-2026	2,217,501	2,178,251
TIPS	0.25	1-15-2025	2,947,385	2,939,662
TIPS	0.38	7-15-2023	2,284,034	2,325,113
TIPS	0.38	7-15-2025	3,455,084	3,484,325
TIPS	0.38	1-15-2027	2,418,462	2,415,584
TIPS	0.38	7-15-2027	2,443,294	2,447,894
TIPS	0.63	7-15-2021	2,151,864	2,216,794
TIPS	0.63	1-15-2024	2,535,243	2,604,443
TIPS	0.63	1-15-2026	2,649,362	2,710,305
TIPS	0.63	2-15-2043	868,301	821,877
TIPS	0.75	2-15-2042	1,073,190	1,049,333
TIPS	0.75	2-15-2045	1,456,280	1,408,131
TIPS	0.88	2-15-2047	1,243,044	1,243,628
TIPS	1.00	2-15-2046	1,240,536	1,276,310
TIPS	1.13	1-15-2021	2,659,406	2,770,895
TIPS	1.25	7-15-2020	3,111,181	3,246,352
TIPS	1.38	1-15-2020	1,189,367	1,233,092
TIPS	1.38	2-15-2044	1,760,442	1,967,898
TIPS	1.75	1-15-2028	695,686	787,994
TIPS	1.88	7-15-2019	539,184	561,465
TIPS	2.00	1-15-2026	2,529,967	2,873,727
TIPS	2.13	1-15-2019	473,469	487,945
TIPS	2.13	2-15-2040	940,631	1,196,562
TIPS	2.13	2-15-2041	576,043	736,568
TIPS	2.38	1-15-2025	1,994,702	2,298,494
TIPS	2.38	1-15-2027	668,047	789,725
TIPS	2.50	1-15-2029	678,830	830,215
TIPS	3.38	4-15-2032	206,999	289,767
TIPS	3.63	4-15-2028	1,067,687	1,414,988

8

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
TIPS	3.88%	4-15-2029	$1,564,511	$2,155,699

Total U.S. Treasury Securities (Cost $70,395,604)				71,902,212

		Expiration date	Shares
Warrants : 0.50%

Financials : 0.50%

Capital Markets : 0.50%
UBS AG †		8-15-2018	7,200	536,214

Total Warrants (Cost $534,864)				536,214

		Maturity date	Principal
Yankee Corporate Bonds and Notes : 0.62%

Consumer Discretionary : 0.09%

Automobiles : 0.09%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	$100,000	101,500

Consumer Staples : 0.09%

Food & Staples Retailing : 0.09%
Tesco plc 144A	5.50	11-15-2017	100,000	100,707

Financials : 0.20%

Banks : 0.20%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	125,000	128,438
Royal Bank of Scotland Group plc	4.70	7-3-2018	80,000	81,582

				210,020

Health Care : 0.10%

Pharmaceuticals : 0.10%
Mallinckrodt International Finance SA	3.50	4-15-2018	105,000	105,263

Information Technology : 0.14%

Communications Equipment : 0.03%
Nokia Corporation	5.38	5-15-2019	31,000	32,714

Semiconductors & Semiconductor Equipment : 0.11%
NXP BV / NXP Funding LLC 144A	3.75	6-1-2018	120,000	121,273

Total Yankee Corporate Bonds and Notes (Cost $669,495)				671,477

	Yield		Shares
Short-Term Investments : 2.65%

Investment Companies : 2.60%
Securities Lending Cash Investment LLC (l)(r)(u)	1.25		102,091	102,102
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.92		2,705,817	2,705,817

				2,807,919

			Principal
U.S. Treasury Securities : 0.05%
U.S. Treasury Bill (z)#	0.92	9-14-2017	$50,000	49,984

Total Short-Term Investments (Cost $2,857,901)				2,857,903

9

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Real Return Portfolio

		Value
Total investments in securities (Cost $105,062,769)	100.00%	$107,786,122
Other assets and liabilities, net	0.00	543

Total net assets	100.00%	$107,786,665

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
<	All or a portion of the position represents an unfunded loan commitment.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and unfunded loans.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
TIPS	Treasury inflation-protected securities

10

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	3	12-19-2017	$379,832	$380,953	$1,121	$0
Short
Ultra U.S. Treasury Bond	2	12-19-2017	338,860	338,125	735	0
2-Year U.S. Treasury Notes	22	12-29-2017	4,759,970	4,758,875	1,095	0
5-Year U.S. Treasury Notes	4	12-29-2017	474,436	474,000	436	0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 2.60%
Securities Lending Cash Investment LLC	213,729	1,116,802	1,228,440	102,091	$102,102
Wells Fargo Government Money Market Fund Select Class	3,404,176	26,562,651	27,261,010	2,705,817	2,705,817

					$2,807,919

Wells Fargo Real Return Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of August 31, 2017, the Portfolio had unfunded loan commitments of $165,613.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer staples	$4,268,176	$0	$0	$4,268,176
Energy	4,623,078	0	0	4,623,078
Materials	5,305,293	0	0	5,305,293
Real estate	3,434,833	0	0	3,434,833
Corporate bonds and notes	0	10,204,171	0	10,204,171
Loans	0	3,920,983	61,782	3,982,765
U.S. Treasury securities	71,902,212	0	0	71,902,212
Warrants
Financials	0	536,214	0	536,214
Yankee corporate bonds and notes	0	671,477	0	671,477
Short-term investments
Investment companies	2,705,817	0	0	2,705,817
U.S. Treasury securities	49,984	0	0	49,984
Investments measured at net asset value*				102,102

	92,289,393	15,332,845	61,782	107,786,122
Futures contracts	516	0	0	516

Total assets	$92,289,909	$15,332,845	$61,782	$107,786,638

Liabilities
Futures contracts	$2,125	$0	$0	$2,125

Total liabilities	$2,125	$0	$0	$2,125

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $102,102 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 31.04%
FHLMC	3.00%	7-1-2046	$695,823	$705,882
FHLMC	3.00	7-1-2046	985,207	998,229
FHLMC	3.50	9-1-2032	778,354	817,875
FHLMC	3.50	4-1-2043	1,332,917	1,387,838
FHLMC	3.50	5-1-2044	616,630	643,481
FHLMC	3.50	6-1-2046	543,819	565,609
FHLMC	4.00	4-1-2044	767,657	823,791
FHLMC	4.00	8-1-2044	541,569	579,329
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.64	9-25-2029	38,389	40,061
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	918,959	1,115,285
FNMA	2.50	8-1-2031	477,372	484,449
FNMA	2.51	9-1-2024	955,250	969,758
FNMA	2.69	5-1-2023	570,266	585,157
FNMA	2.73	1-1-2023	563,538	583,344
FNMA	2.73	9-1-2023	580,430	600,951
FNMA	2.85	12-1-2023	590,000	610,547
FNMA	3.00	12-1-2032	56,946	58,873
FNMA	3.00	7-1-2046	563,945	572,168
FNMA	3.05	11-1-2022	342,835	356,884
FNMA	3.07	2-1-2026	360,000	375,224
FNMA	3.08	1-1-2026	480,000	500,624
FNMA	3.35	1-1-2028	280,000	296,194
FNMA	3.50	9-1-2032	1,447,897	1,518,462
FNMA	3.50	10-1-2032	832,441	873,520
FNMA	3.50	11-1-2042	299,499	312,133
FNMA	3.50	11-1-2042	403,366	419,715
FNMA	3.50	2-1-2043	220,741	229,667
FNMA	3.50	4-1-2046	263,119	273,993
FNMA %%	4.00	8-1-2046	612,811	650,667
FNMA	4.00	7-1-2056	685,470	729,473
FNMA	4.50	6-1-2056	621,483	672,015
FNMA	4.50	6-1-2056	927,843	1,001,890
FNMA	4.50	6-1-2056	646,842	702,356
FNMA	5.00	9-1-2033	184,754	203,890
FNMA	5.50	2-1-2036	131,326	139,166
FNMA Series 2002-90 Class A2	6.50	11-25-2042	368,744	424,630
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	166,146	192,404
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,598,451	1,833,139
FNMA Series 2003-86 Class PT	4.50	9-25-2018	61,629	62,131
FNMA Series 2003-W4 Class 3A	7.00	10-25-2042	252,733	292,613
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	629,833	719,534
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	870,462	1,003,225
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	153,016	180,265
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	900,101	1,067,243
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	299,626	353,725
FNMA Series 2006-M2 Class A2F	5.26	5-25-2020	92,670	92,831
GNMA	6.50	10-15-2023	16,467	18,111
GNMA	6.50	11-15-2023	10,012	11,012
GNMA	6.50	11-15-2023	3,027	3,330
GNMA	6.50	12-15-2023	13,450	14,794
GNMA	6.50	1-15-2024	29,011	31,909
GNMA	7.00	8-15-2027	74,587	86,070
SBA Series 2006-20B Class 1	5.35	2-1-2026	308,946	331,396
SBA Series 2006-20H Class 1	5.70	8-1-2026	151,589	162,907
SBA Series 2007-20J Class 1	5.57	10-1-2027	482,232	519,479
SBA Series 2013-20A Class 1	2.13	1-1-2033	379,279	374,231
SBA Series 2013-20J Class 1	3.37	10-1-2033	464,817	485,769
SBA Series 2014-10A Class 1	3.19	3-10-2024	625,968	646,742
SBA Series 2014-10B Class 1	3.02	9-10-2024	993,573	1,017,169
SBA Series 2014-20A Class 1	3.46	1-1-2034	359,964	376,202
SBA Series 2015-10B Class 1	2.83	9-10-2025	568,664	583,142
SBA Series 2015-20C Class 1	2.72	3-1-2035	509,864	516,305
SBA Series 2015-20E Class 1	2.77	5-1-2035	796,178	808,776
SBA Series 2015-20F Class 1	2.98	6-1-2035	526,324	537,017

Total Agency Securities (Cost $33,178,007)				34,144,601

1

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 2.74%
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41%	7-15-2022	$570,000	$578,004
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	600,000	609,299
Ford Credit Auto Owner Trust Series 2016-1 Class A 144A	2.31	8-15-2027	600,000	606,630
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.68%) ±	1.91	10-25-2035	495,713	496,027
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	240,000	240,206
South Carolina Student Loan Corporation Series 2014-1 Class B (1 Month LIBOR +1.50%) ±	2.73	8-1-2035	500,000	488,730

Total Asset-Backed Securities (Cost $2,985,903)				3,018,896

Corporate Bonds and Notes : 32.93%

Consumer Discretionary : 4.81%

Auto Components : 0.38%
Allison Transmission Incorporated 144A	5.00	10-1-2024	400,000	412,000

Automobiles : 0.39%
General Motors Company	4.88	10-2-2023	400,000	432,056

Diversified Consumer Services : 2.33%
Duke University	3.20	10-1-2038	175,000	172,399
Massachusetts Institute of Technology	3.96	7-1-2038	200,000	220,373
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	821,468
Northwestern University	3.69	12-1-2038	500,000	530,119
President and Fellows of Harvard College	3.62	10-1-2037	275,000	291,874
Service Corporation International	5.38	1-15-2022	260,000	267,150
University of Southern California	3.03	10-1-2039	275,000	262,509

				2,565,892

Internet & Direct Marketing Retail : 0.15%
Amazon.com Incorporated 144A	2.80	8-22-2024	165,000	167,058

Media : 1.14%
Charter Communications Operating LLC	4.91	7-23-2025	325,000	348,173
Comcast Corporation	3.00	2-1-2024	170,000	173,598
Lamar Media Corporation	5.88	2-1-2022	315,000	323,663
Time Warner Incorporated	3.40	6-15-2022	140,000	144,847
Time Warner Incorporated	3.60	7-15-2025	260,000	262,881

				1,253,162

Textiles, Apparel & Luxury Goods : 0.42%
Hanesbrands Incorporated 144A	4.63	5-15-2024	200,000	208,000
The William Carter Company	5.25	8-15-2021	250,000	256,250

				464,250

Consumer Staples : 1.39%

Beverages : 0.38%
Anheuser-Busch InBev Finance Incorporated	3.65	2-1-2026	140,000	145,854
Anheuser-Busch InBev Finance Incorporated	3.75	1-15-2022	250,000	265,829

				411,683

Food & Staples Retailing : 0.11%
CVS Health Corporation	3.50	7-20-2022	120,000	125,483

Food Products : 0.90%
Ingredion Incorporated	3.20	10-1-2026	150,000	149,498
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	311,648
McCormick & Company Incorporated	3.40	8-15-2027	220,000	222,557
Unilever Capital Corporation	2.60	5-5-2024	310,000	310,011

				993,714

2

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 3.58%

Energy Equipment & Services : 0.15%
Halliburton Company	3.80	11-15-2025	$160,000	$165,296

Oil, Gas & Consumable Fuels : 3.43%
Anadarko Petroleum Corporation «	5.55	3-15-2026	150,000	167,439
Cimarex Energy Company	3.90	5-15-2027	90,000	91,365
Columbia Pipeline Group Company	2.45	6-1-2018	210,000	210,738
ConocoPhillips Company	3.35	11-15-2024	370,000	382,482
EQT Corporation	8.13	6-1-2019	400,000	439,207
Florida Gas Transmission Company 144A	4.35	7-15-2025	230,000	246,249
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	190,535
Marathon Oil Corporation	3.85	6-1-2025	410,000	406,729
MPLX LP	4.13	3-1-2027	250,000	253,370
Newfield Exploration Company	5.38	1-1-2026	75,000	78,375
Newfield Exploration Company	5.63	7-1-2024	249,000	264,861
Pioneer Natural Resource Company	4.45	1-15-2026	190,000	205,115
Plains All American Pipeline LP	4.65	10-15-2025	400,000	414,576
Range Resources Company 144A	5.00	3-15-2023	250,000	245,648
Southwestern Energy Company	6.70	1-23-2025	175,000	170,625

				3,767,314

Financials : 7.79%

Banks : 3.55%
Bank of America Corporation	3.95	4-21-2025	120,000	123,921
Bank of America Corporation	4.00	4-1-2024	700,000	743,755
Citigroup Incorporated	2.75	4-25-2022	210,000	211,897
Citigroup Incorporated	3.30	4-27-2025	130,000	132,247
Citigroup Incorporated	3.40	5-1-2026	250,000	252,238
Citigroup Incorporated	4.40	6-10-2025	100,000	105,749
Corestates Capital Trust II (3 Month LIBOR +0.65%) 144A±	1.95	1-15-2027	750,000	714,375
JPMorgan Chase & Company (3 Month LIBOR +0.94%) ±	2.78	4-25-2023	240,000	242,031
JPMorgan Chase & Company	2.97	1-15-2023	150,000	152,667
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	175,000	181,624
Manufacturers & Traders Trust Company	3.40	8-17-2027	250,000	253,574
National Capital Commerce Incorporated (3 Month LIBOR +0.98%) ±	2.28	4-1-2027	400,000	372,000
NTC Capital Trust Series A (3 Month LIBOR +0.52%) ±	1.82	1-15-2027	450,000	420,750

				3,906,828

Capital Markets : 1.59%
Bank of New York Mellon Corporation	3.25	9-11-2024	250,000	259,006
Goldman Sachs Capital II (3 Month LIBOR +0.77%) ±	4.00	12-29-2049	6,000	5,400
Goldman Sachs Group Incorporated	3.50	1-23-2025	265,000	270,026
Goldman Sachs Group Incorporated	3.85	1-26-2027	190,000	195,732
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	125,684
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	225,909
Morgan Stanley	3.70	10-23-2024	100,000	104,169
Morgan Stanley	3.95	4-23-2027	180,000	184,013
Morgan Stanley	5.50	7-24-2020	350,000	382,599

				1,752,538

Consumer Finance : 0.22%
American Express Credit Corporation	2.70	3-3-2022	240,000	244,648

Diversified Financial Services : 0.65%
Abay Leasing 2014 LLC	2.65	11-9-2026	443,229	454,532
CNH Industrial Capital LLC	4.38	4-5-2022	250,000	261,245

				715,777

3

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Insurance : 1.78%
Berkshire Hathaway Incorporated	2.75	3-15-2023	210,000	214,811
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	820,424
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	702,878
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	217,157

				1,955,270

Health Care : 3.82%

Health Care Equipment & Supplies : 0.31%
Becton Dickinson & Company	3.73	12-15-2024	134,000	138,444
Teleflex Incorporated	4.88	6-1-2026	200,000	206,000

				344,444

Health Care Providers & Services : 2.91%
Allina Health System Incorporated	4.81	11-15-2045	235,000	269,253
Ascension Health	3.95	11-15-2046	225,000	235,525
Baptist Health South Florida Incorporated	4.34	11-15-2041	170,000	182,934
Cleveland Clinic Foundation	4.86	1-1-2114	120,000	133,057
Duke University Health System Incorporated	3.92	6-1-2047	165,000	172,174
Howard Hughes Medical Institute	3.50	9-1-2023	107,000	113,520
Mayo Clinic	3.77	11-15-2043	120,000	121,972
Mayo Clinic	4.13	11-15-2052	165,000	176,276
Mednax Incorporated 144A	5.25	12-1-2023	475,000	491,625
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	195,000	210,392
Southern Baptist Hospital	4.86	7-15-2045	205,000	232,213
Texas Health Resources	4.33	11-15-2055	375,000	400,845
The New York and Presbyterian Hospital	3.56	8-1-2036	275,000	274,545
The New York and Presbyterian Hospital	4.06	8-1-2056	180,000	183,843

				3,198,174

Life Sciences Tools & Services : 0.14%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	155,978

Pharmaceuticals : 0.46%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	247,789
EMD Finance LLC 144A	2.95	3-19-2022	250,000	255,670

				503,459

Industrials : 2.35%

Aerospace & Defense : 0.27%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	100,000	105,615
Hexcel Corporation	3.95	2-15-2027	190,000	197,126

				302,741

Commercial Services & Supplies : 0.26%
Clean Harbors Incorporated	5.25	8-1-2020	278,000	282,365

Construction & Engineering : 0.24%
Valmont Industries Incorporated	5.00	10-1-2044	260,000	265,588

Machinery : 1.41%
Actuant Corporation	5.63	6-15-2022	425,000	435,625
Briggs & Stratton Corporation	6.88	12-15-2020	350,000	385,875
Oshkosh Corporation	5.38	3-1-2022	375,000	390,000

4

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Machinery (continued)
Vessel Management Services Incorporated	3.43%	8-15-2036	$323,000	$337,999

				1,549,499

Road & Rail : 0.17%
Union Pacific Corporation	7.88	1-15-2019	171,000	184,858

Information Technology : 1.13%

Internet Software & Services : 0.19%
Verisign Incorporated 144A	4.75	7-15-2027	200,000	203,480

IT Services : 0.10%
Fiserv Incorporated	4.75	6-15-2021	100,000	108,370

Semiconductors & Semiconductor Equipment : 0.22%
Maxim Integrated Product	3.45	6-15-2027	90,000	90,910
Micron Technology Incorporated 144A	5.25	8-1-2023	150,000	156,188

				247,098

Software : 0.26%
Activision Blizzard Incorporated	2.60	6-15-2022	50,000	50,204
Oracle Corporation	3.40	7-8-2024	220,000	230,459

				280,663

Technology Hardware, Storage & Peripherals : 0.36%
Hewlett Packard Enterprise Company	4.90	10-15-2025	375,000	398,074

Materials : 1.91%

Chemicals : 0.95%
Ecolab Incorporated	2.38	8-10-2022	30,000	30,179
Scotts Miracle-Gro Company	6.00	10-15-2023	390,000	417,788
Sherwin Williams Company	3.30	2-1-2025	100,000	100,540
Sherwin Williams Company	3.45	6-1-2027	160,000	161,614
Valvoline Incorporated 144A	5.50	7-15-2024	185,000	196,331
W.R. Grace & Company 144A	5.63	10-1-2024	130,000	141,050

				1,047,502

Construction Materials : 0.18%
CRH America Finance Incorporated 144A	3.40	5-9-2027	200,000	204,209

Containers & Packaging : 0.45%
Ball Corporation	5.00	3-15-2022	100,000	107,000
International Paper Company	3.00	2-15-2027	210,000	203,955
Westrock Company 144A	3.00	9-15-2024	180,000	180,371

				491,326

Paper & Forest Products : 0.33%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	361,690

Real Estate : 3.51%

Equity REITs : 3.51%
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	249,093
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	194,187
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	41,705
Boston Properties LP	5.88	10-15-2019	200,000	215,116
DDR Corporation	3.90	8-15-2024	200,000	202,451
Duke Realty LP	3.25	6-30-2026	130,000	130,433
Duke Realty LP	3.88	10-15-2022	150,000	158,597
ERP Operating LP	4.63	12-15-2021	281,000	306,046

5

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Host Hotels & Resorts Incorporated	3.88%	4-1-2024	$265,000	$273,065
Kimco Realty Corporation	3.30	2-1-2025	100,000	100,726
Liberty Property LP	3.75	4-1-2025	100,000	103,680
Potlatch Corporation	7.50	11-1-2019	310,000	337,125
ProLogis LP	3.75	11-1-2025	170,000	180,537
Realty Income Corporation	4.65	8-1-2023	370,000	405,442
Simon Property Group LP	3.38	10-1-2024	300,000	309,783
UDR Incorporated	4.63	1-10-2022	260,000	279,112
Ventas Realty LP	3.50	2-1-2025	150,000	152,325
Ventas Realty LP	3.85	4-1-2027	220,000	225,983

				3,865,406

Telecommunication Services : 0.82%

Diversified Telecommunication Services : 0.82%
AT&T Incorporated	4.75	5-15-2046	280,000	268,242
AT&T Incorporated	4.90	8-14-2037	10,000	10,121
AT&T Incorporated	5.25	3-1-2037	60,000	63,224
Verizon Communications Incorporated	4.50	8-10-2033	40,000	40,686
Verizon Communications Incorporated	4.81	3-15-2039	391,000	396,490
Verizon Communications Incorporated	5.25	3-16-2037	110,000	118,620

				897,383

Utilities : 1.82%

Electric Utilities : 1.49%
ITC Holdings Corporation	3.65	6-15-2024	120,000	124,866
Monongahela Power Company 144A	4.10	4-15-2024	380,000	409,458
Northern States Power Company of Wisconsin	3.30	6-15-2024	370,000	383,460
PacifiCorp	3.35	7-1-2025	130,000	135,204
Southern California Edison Company	6.00	1-15-2034	188,000	242,999
Tenaska Alabama II Partners LP 144A	7.00	6-30-2021	130,586	133,198
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	211,554

				1,640,739

Gas Utilities : 0.33%
Boardwalk Pipelines Company	5.95	6-1-2026	325,000	365,197

Total Corporate Bonds and Notes (Cost $34,589,197)				36,231,212

Municipal Obligations : 8.81%

Alaska : 0.29%
Alaska Taxable Build America Bonds Series A (GO Revenue)	5.74	8-1-2033	250,000	319,160

Georgia : 0.54%
Cherokee County GA School System Build America Bonds (GO Revenue)	5.87	8-1-2028	500,000	590,575

Indiana : 0.20%
Indiana Finance Authority Taxable Facilities Series A (Miscellaneous Revenue)	2.37	7-1-2024	225,000	223,396

Massachusetts : 0.75%
Boston MA Series C Qualified School Construction Bonds (GO Revenue)	4.40	4-1-2026	400,000	425,180
Massachusetts Build America Bonds Series D (GO Revenue)	4.50	8-1-2031	350,000	404,740

				829,920

Missouri : 0.37%
Missouri Health & Education Facilities Authority Washington University Series A (Education Revenue)	3.65	8-15-2057	130,000	132,568

6

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Missouri (continued)
Missouri Higher Education Loan Authority Notes Class A-1 (3 Month LIBOR +0.85%) (Education Revenue) ±	2.04%	8-27-2029	$271,460	$272,421

				404,989

New Jersey : 1.09%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	1,030,000	1,196,561

New York : 0.47%
New York City Transitional Finance Authority Series A2 (Tax Revenue)	2.00	5-1-2024	250,000	242,218
New York City Transitional Finance Authority Series F2 (Tax Revenue)	2.75	5-1-2024	170,000	171,654
New York Urban Development Corporation Series B (Tax Revenue)	2.86	3-15-2024	105,000	107,367

				521,239

North Carolina : 1.46%
Duke University Series A (Education Revenue)	5.85	4-1-2037	300,000	405,108
North Carolina Education Assistance Authority Student Loan Series A3 (Education Revenue)	2.21	10-25-2041	650,000	645,145
University of North Carolina Chapel Hill Refunding Bonds (Education Revenue)	3.85	12-1-2034	375,000	404,681
University of North Carolina Chapel Hill Refunding Bonds Series C (Education Revenue)	3.33	12-1-2036	150,000	152,012

				1,606,946

Ohio : 0.61%
Cuyahoga County OH Build America Bonds Series B (GO Revenue)	6.03	12-1-2034	325,000	404,989
Ohio Veterans Compensation (GO Revenue)	3.38	10-1-2021	250,000	261,840

				666,829

Texas : 1.18%
Texas A&M University Taxable Financing System Series B (Education Revenue)	3.11	5-15-2028	220,000	223,227
Texas State (Miscellaneous Revenue)	3.45	10-1-2028	285,000	298,196
Texas Tech University Taxable Refunding Financing System Series B (Education Revenue)	3.61	2-15-2029	180,000	187,322
Texas Transportation Commission Highway Improvement Taxable Series A (Miscellaneous Revenue)	4.63	4-1-2033	250,000	288,505
Texas Transportation Commission Series B (Tax Revenue)	5.18	4-1-2030	250,000	299,630

				1,296,880

Virginia : 0.19%
Virginia State HDA (Housing Revenue)	3.10	6-25-2041	206,363	207,636

Washington : 1.18%
King County WA Economic Development Taxable Bond Series C (GO Revenue)	5.03	12-1-2023	230,000	265,519
King County WA School District #210 (GO Revenue, AGM Insured)	4.90	12-1-2022	400,000	423,960
Washington Build America Bonds (Tax Revenue)	5.09	8-1-2033	500,000	606,500

				1,295,979

West Virginia : 0.48%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	475,000	530,376

Total Municipal Obligations (Cost $9,098,725)				9,690,486

Non-Agency Mortgage-Backed Securities : 11.28%
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	571,607

7

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82%	10-15-2045	$620,000	$633,413
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	630,000	662,477
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	579,567
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4	4.19	11-10-2023	600,000	657,399
Commercial Mortgage Pass-Through Certificate Series 2013-CR7 Class A4	3.21	3-10-2046	630,000	655,016
Commercial Mortgage Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	700,000	735,866
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	672,453
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	482,621	516,267
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	575,105
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	546,800	570,061
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	383,519
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	395,000	416,097
MMAF Equipment Finance LLC Series 2017-AA Class A5 144A	2.68	7-16-2027	695,000	704,458
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	581,832
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	541,052
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	563,745
Small Business Administration Series 2017-10A Class 1	2.51	3-10-2027	580,000	591,626
Small Business Administration Series 2017-20F Class1	2.81	6-1-2037	300,000	302,529
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A1	2.75	8-25-2055	335,520	339,474
Towd Point Mortgage Trust Series 2016-3 Class A1 144A1	2.25	4-25-2056	474,807	474,573
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	630,000	682,284

Total Non-Agency Mortgage-Backed Securities (Cost $12,301,841)				12,410,420

U.S. Treasury Securities : 5.48%
U.S. Treasury Bond	2.88	11-15-2046	1,422,000	1,463,549
U.S. Treasury Bond	3.00	2-15-2047	650,000	685,902
U.S. Treasury Bond	3.00	5-15-2047	725,000	765,413
U.S. Treasury Bond	5.00	5-15-2037	650,000	909,137
U.S. Treasury Note	1.50	5-15-2020	2,200,000	2,205,586

Total U.S. Treasury Securities (Cost $5,817,813)				6,029,587

Yankee Corporate Bonds and Notes : 5.80%

Energy : 1.46%

Energy Equipment & Services : 0.37%
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	403,059

Oil, Gas & Consumable Fuels : 1.09%
BP Capital Markets plc	3.81	2-10-2024	110,000	117,034
Canadian National Resources Limited	2.95	1-15-2023	50,000	50,092
Petroleos Mexicanos	2.29	2-15-2024	178,750	180,511
Petroleos Mexicanos	2.83	2-15-2024	373,750	384,108
Petroleos Mexicanos	6.38	1-23-2045	250,000	257,750
Total Capital International SA	3.70	1-15-2024	200,000	212,941

				1,202,436

Financials : 2.05%

Banks : 0.95%
Bank of Nova Scotia	4.50	12-16-2025	80,000	85,282
Credit Suisse New York	3.63	9-9-2024	250,000	262,186
HSBC Holdings plc (3 Month LIBOR +1.06%) ±	3.26	3-13-2023	220,000	225,817
HSBC Holdings plc	3.60	5-25-2023	250,000	261,122
Mitsubishi UFJ Financial Group Incorporated	2.67	7-25-2022	80,000	80,518

8

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Banks (continued)
Royal Bank of Canada		4.65%	1-27-2026	$120,000	$129,815

					1,044,740

Consumer Finance : 0.37%
UBS Group Funding Switzerland 144A		4.25	3-23-2028	380,000	403,280

Diversified Financial Services : 0.73%
Shell International Finance BV		3.25	5-11-2025	200,000	207,391
Shell International Finance BV		3.40	8-12-2023	370,000	389,735
Tyco Electronics Group SA		3.50	2-3-2022	200,000	209,282

					806,408

Health Care : 0.35%

Pharmaceuticals : 0.35%
Actavis Funding SCS		4.55	3-15-2035	230,000	246,575
Teva Pharmaceutical Finance BV		2.20	7-21-2021	150,000	142,749

					389,324

Industrials : 0.60%

Aerospace & Defense : 0.46%
BAE Systems plc 144A		4.75	10-11-2021	470,000	510,053

Road & Rail : 0.14%
Canadian Pacific Railway Company		2.90	2-1-2025	150,000	149,844

Information Technology : 0.74%

Semiconductors & Semiconductor Equipment : 0.35%
TSMC Global Limited 144A		1.63	4-3-2018	380,000	379,588

Technology Hardware, Storage & Peripherals : 0.39%
Seagate HDD Cayman		4.75	6-1-2023	425,000	428,812

Materials : 0.24%

Metals & Mining : 0.24%
Anglo American Capital plc 144A		4.75	4-10-2027	250,000	262,500

Telecommunication Services : 0.36%

Wireless Telecommunication Services : 0.36%
Rogers Communications Incorporated		4.10	10-1-2023	370,000	396,988

Total Yankee Corporate Bonds and Notes (Cost $6,095,857)					6,377,032

		Yield		Shares
Short-Term Investments : 1.97%

Investment Companies : 1.97%
Securities Lending Cash Investment LLC (l)(r)(u)		1.25		165,128	165,144
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.92		2,004,145	2,004,145
Total Short-Term Investments (Cost $2,169,273)					2,169,289

Total investments in securities (Cost $106,236,616)	100.05%				110,071,523
Other assets and liabilities, net	(0.05)				(53,044)

Total net assets	100.00%				$110,018,479

9

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGM	Assured Guaranty Municipal
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
SBA	Small Business Authority

10

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 1.97%
Securities Lending Cash Investment LLC	164,418	11,359	10,649	165,128	$165,144
Wells Fargo Government Money Market Fund Select Class	1,870,651	9,498,218	9,364,724	2,004,145	2,004,145

					$2,169,289

Wells Fargo Managed Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$34,144,601	$0	$34,144,601
Asset-backed securities	0	3,018,896	0	3,018,896
Corporate bonds and notes	0	36,231,212	0	36,231,212
Municipal obligations	0	9,690,486	0	9,690,486
Non-agency mortgage-back securities	0	12,410,420	0	12,410,420
U.S. Treasury securities	6,029,587	0	0	6,029,587
Yankee corporate bonds and notes	0	6,377,032	0	6,377,032
Short-term investments
Investment companies	2,004,145	0	0	2,004,145
Investments measured at net asset value*				165,144

Total assets	$8,033,732	$101,872,647	$0	$110,071,523

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $165,144 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Stable Income Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 24.22%
FHLMC Series T-54 Class 4A ±±	3.35%	2-25-2043	$347,325	$356,594
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	464,916	559,020
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	1.93	2-25-2045	292,639	297,982
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	324,922	383,411
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	482,303	556,458
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	539,889	655,230
FNMA (11th District Cost of Funds +1.25%) ±	1.90	4-1-2034	214,664	217,080
FNMA (12 Month Treasury Average +1.20%) ±	1.98	10-1-2034	185,387	188,621
FNMA (12 Month Treasury Average +1.20%) ±	1.98	4-1-2044	133,209	135,555
FNMA (12 Month Treasury Average +1.20%) ±	1.98	10-1-2044	161,891	164,755
FNMA (1 Year Treasury Constant Maturity +1.62%) ±	2.22	9-1-2033	52,851	54,901
FNMA (1 Year Treasury Constant Maturity +1.66%) ±	2.23	10-1-2033	262,897	273,341
FNMA (6 Month LIBOR +0.97%) ±	2.33	4-1-2037	157,174	159,060
FNMA (12 Month LIBOR +1.39%) ±	2.71	8-1-2035	215,241	223,897
FNMA (6 Month LIBOR +1.56%) ±	2.93	6-1-2033	214,369	221,651
FNMA (6 Month LIBOR +1.63%) ±	3.01	12-1-2033	237,025	245,869
FNMA (6 Month LIBOR +1.66%) ±	3.04	6-1-2033	189,007	194,156
FNMA (12 Month LIBOR +1.44%) ±	3.04	1-1-2036	126,911	132,122
FNMA (12 Month LIBOR +1.56%) ±	3.31	7-1-2035	134,466	140,833
FNMA Series 2003-W4 Class 3A ±±	7.00	10-25-2042	211,172	244,495
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	134,032	153,107
FNMA Series 2007-88 Class HC ±±	3.20	9-25-2037	135,515	144,238
HUD	5.45	8-1-2019	95,000	96,718

Total Agency Securities (Cost $5,383,846)				5,799,094

Asset-Backed Securities : 26.28%
Ally Auto Receivables Trust Series 2016-2 Class A2	1.17	10-15-2018	2,589	2,589
Ally Auto Receivables Trust Series 2016-3 Class A2	1.19	12-17-2018	37,027	37,017
Ally Auto Receivables Trust Series 2017-1 Class A2	1.45	10-15-2019	140,000	139,919
Ally Auto Receivables Trust Series 2017-2 Class A2	1.49	11-15-2019	135,000	135,021
American Express Credit Account Master Trust Series 2014-4 Class A	1.43	6-15-2020	130,000	130,026
AmeriCredit Automobile Receivables Trust Series 2014-4 Class A3	1.27	7-8-2019	13,959	13,957
AmeriCredit Automobile Receivables Trust Series 2015-2 Class A3	1.27	1-8-2020	50,737	50,718
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A2 (1 Month LIBOR +0.75%) ±	1.98	6-10-2019	13,280	13,284
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2A	1.42	10-8-2019	42,737	42,727
AmeriCredit Automobile Receivables Trust Series 2016-3 Class A2A	1.37	11-8-2019	75,344	75,306
AmeriCredit Automobile Receivables Trust Series 2017-1 Class A2A	1.51	5-18-2020	136,288	136,227
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	6,903	6,901
BMW Vehicle Owner Trust Series 2016-1 Class A2A	0.99	5-28-2019	85,483	85,370
BMW Vehicle Owner Trust Series 2017-1 Class A2	1.71	7-22-2019	135,000	135,126
Capital Auto Receivables Asset Trust Series 2016-1 Class A2B (1 Month LIBOR +0.70%) ±	1.93	11-20-2018	2,040	2,041
Capital Auto Receivables Asset Trust Series 2016-2 Class A2A	1.32	1-22-2019	53,314	53,294
Capital Auto Receivables Asset Trust Series 2016-3 Class A2A	1.36	4-22-2019	60,638	60,614
CarMax Auto Owner Trust Series 2015-1 Class A3	1.38	11-15-2019	64,786	64,750
CarMax Auto Owner Trust Series 2016-1 Class A2	1.30	4-15-2019	27,043	27,038
CarMax Auto Owner Trust Series 2016-2 Class A2A	1.24	6-17-2019	49,357	49,324
CarMax Auto Owner Trust Series 2017-1 Class A2	1.60	2-18-2020	136,631	136,679
CarMax Auto Owner Trust Series 2017-2 Class A2	1.63	6-15-2020	135,000	135,100
CIT Education Loan Trust Series 2005-1 Class A3 (3 Month LIBOR +0.12%) ±	1.37	3-15-2026	28,599	28,560
CNH Equipment Trust Series 2014-B Class A3	0.91	5-15-2019	149	149
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	71,945	71,898
CNH Equipment Trust Series 2017-A Class A2	1.80	7-15-2020	135,000	135,101
College Loan Corporation Trust Series 2004-1 Class A4 (3 Month LIBOR +0.19%) ±	1.50	4-25-2024	27,541	27,521
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	86,759	86,739
Dell Equipment Finance Trust Series 2017-1 Class A2 144A	2.04	6-24-2019	160,000	160,207
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	58,966	58,916
Ford Credit Auto Owner Trust Series 2016-A Class A2 (1 Month LIBOR +0.40%) ±	1.63	12-15-2018	16,556	16,560
Ford Credit Auto Owner Trust Series 2016-B Class A2A	1.08	3-15-2019	50,968	50,930
Ford Credit Auto Owner Trust Series 2017-A Class A2A	1.33	12-15-2019	83,159	83,103
Ford Credit Auto Owner Trust Series 2017-A Class A2A	1.85	11-15-2019	135,000	135,059
Ford Credit Auto Owner Trust Series 2017-B Class A2A	1.63	5-15-2020	130,000	129,955

1

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
GM Financial Automobile Lease Series 2016-1A Class A2	1.30%	7-20-2018	$38,157	$38,152
GM Financial Automobile Lease Series 2016-2 Class A2A	1.28	10-22-2018	85,240	85,165
GM Financial Automobile Lease Series 2017-1A Class A2A 144A	1.85	3-16-2020	135,000	134,971
Honda Auto Receivables Owner Trust Series 2014-4 Class A3	0.99	9-17-2018	15,190	15,180
Honda Auto Receivables Owner Trust Series 2016-2 Class A2	1.13	9-17-2018	51,487	51,468
Honda Auto Receivables Owner Trust Series 2016-3 Class A2	1.01	10-18-2018	59,906	59,867
Honda Auto Receivables Owner Trust Series 2017-1 Class A2	1.42	7-22-2019	135,000	134,957
Huntington Auto Trust Series 2016-1 Class A2	1.38	5-15-2019	106,371	106,336
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3 144A	1.40	11-15-2018	61,533	61,530
Hyundai Auto Lease Securitization Trust Series 2016-A Class A2 144A	1.33	7-16-2018	29,811	29,807
Hyundai Auto Lease Securitization Trust Series 2016-B Class A2A 144A	1.24	11-15-2018	74,190	74,150
Hyundai Auto Receivables Trust Series 2015-A Class A3	1.05	4-15-2019	33,631	33,604
Hyundai Auto Receivables Trust Series 2016-A Class A2	1.21	6-17-2019	51,307	51,277
Hyundai Auto Receivables Trust Series 2017-A Class A2A	1.48	2-18-2020	135,000	134,980
John Deere Owner Trust Series 2015-A Class A3	1.32	6-17-2019	70,083	70,058
John Deere Owner Trust Series 2016-B Class A2	1.09	2-15-2019	92,203	92,136
John Deere Owner Trust Series 2017-A Class A2	1.50	10-15-2019	140,000	139,985
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	103,100	102,965
Kubota Credit Owner Trust Series 2017-1A Class A2 144A	1.66	5-15-2020	140,000	140,079
Mercedes Benz Auto Lease Trust Series 2016-1 Class A2A	1.11	3-15-2019	76,829	76,776
Mercedes Benz Auto Lease Trust Series 2016-A Class A2A	1.34	7-16-2018	15,092	15,091
Mercedes Benz Auto Lease Trust Series 2017-A Class A2A	1.53	8-15-2019	135,000	134,964
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	87,158	87,148
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 (1 Month LIBOR +1.00%) ±	2.23	5-20-2030	191,347	192,603
Nissan Auto Lease Securitization Trust Series 2017-A Class A2A	1.82	9-16-2019	90,000	90,049
Nissan Auto Receivables Owner Trust Series 2014-B Class A3	1.11	5-15-2019	37,663	37,626
Nissan Auto Receivables Owner Trust Series 2015-A Class A3	1.05	10-15-2019	59,296	59,203
Nissan Auto Receivables Owner Trust Series 2016-A Class A2A	1.22	8-15-2018	64,790	64,762
Nissan Auto Receivables Owner Trust Series 2016-C Class A2A	1.07	5-15-2019	102,027	102,307
Nissan Auto Receivables Owner Trust Series 2017-A Class A2A	1.47	1-15-2020	135,000	134,993
Santander Drive Auto Receivables Trust Series 2016-2 Class A2A	1.38	7-15-2019	10,353	10,352
Santander Drive Auto Receivables Trust Series 2017-1 Class A2	1.73	2-18-2020	131,242	131,161
SLM Student Loan Trust Series 2005-8 Class A4 (3 Month LIBOR +0.55%) ±	1.86	1-25-2028	105,884	106,531
SLM Student Loan Trust Series 2006-1 Class A5 (3 Month LIBOR +0.11%) ±	1.42	7-26-2021	135,000	133,068
Toyota Auto Receivables Owner Trust Series 2016-B Class A2A	1.02	10-15-2018	52,264	52,240
Toyota Auto Receivables Owner Trust Series 2016-C Class A2A	1.00	1-15-2019	82,353	82,281
Toyota Auto Receivables Owner Trust Series 2017-A Class A2A	0.95	9-16-2019	140,000	139,963
Volvo Financial Equipment LLC Series 2015-1A Class A3 144A	1.51	6-17-2019	82,601	82,634
Volvo Financial Equipment LLC Series 2017-1A Class A2 144A	1.55	10-15-2019	140,000	139,966
World Omni Auto Receivables Trust Series 2015-B Class A2A	0.96	7-15-2019	10,691	10,688
World Omni Auto Receivables Trust Series 2016-A Class A2A	1.20	2-15-2019	96,284	96,124
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	120,492	120,331
World Omni Auto Receivables Trust Series 2017-A Class A2A	1.50	8-17-2020	115,000	114,995

Total Asset-Backed Securities (Cost $6,288,348)				6,290,249

Corporate Bonds and Notes : 26.55%

Consumer Discretionary : 0.88%

Automobiles : 0.59%
Toyota Motor Credit Corporation	1.70	1-9-2019	140,000	140,289

Hotels, Restaurants & Leisure : 0.29%
McDonald’s Corporation	5.80	10-15-2017	70,000	70,327

Consumer Staples : 0.42%

Beverages : 0.42%
Brown Forman Corporation	1.00	1-15-2018	100,000	99,834

Energy : 1.17%

Oil, Gas & Consumable Fuels : 1.17%
Chevron Corporation	1.34	11-9-2017	30,000	30,001

2

Wells Fargo Stable Income Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Chevron Corporation	1.69%	2-28-2019	$40,000	$40,114
Enterprise Products Operating LLC	1.65	5-7-2018	70,000	69,970
Exxon Mobil Corporation (3 Month LIBOR +0.60%) ±	1.92	2-28-2018	90,000	90,281
Marathon Petroleum Corporation	2.70	12-14-2018	50,000	50,435

				280,801

Financials : 9.74%

Banks : 3.44%
Bank of America Corporation	2.00	1-11-2018	50,000	50,072
Bank of America Corporation	2.60	1-15-2019	50,000	50,497
Bank of America Corporation	5.65	5-1-2018	50,000	51,255
Citigroup Incorporated	1.80	2-5-2018	150,000	150,096
Citigroup Incorporated	1.85	11-24-2017	40,000	40,025
HSBC USA Incorporated (3 Month LIBOR +0.77%) ±	2.08	8-7-2018	110,000	110,583
JPMorgan Chase & Company (3 Month LIBOR +0.55%) ±	1.77	3-9-2021	30,000	30,052
JPMorgan Chase & Company	1.80	1-25-2018	60,000	60,107
JPMorgan Chase & Company	6.00	1-15-2018	60,000	60,942
KeyCorp	2.30	12-13-2018	90,000	90,631
Suntrust Bank (3 Month LIBOR +0.53%) ±	1.84	1-31-2020	75,000	75,567
US Bancorp (3 Month LIBOR +0.49%) ±	1.81	11-15-2018	55,000	55,260

				825,087

Capital Markets : 2.24%
Bank of New York Mellon Corporation (3 Month LIBOR +0.87%) ±	2.18	8-17-2020	90,000	91,682
Charles Schwab Corporation	2.20	7-25-2018	90,000	90,508
Goldman Sachs Group Incorporated (3 Month LIBOR +1.04%) ±	2.35	4-25-2019	70,000	70,793
Goldman Sachs Group Incorporated	2.38	1-22-2018	40,000	40,115
Goldman Sachs Group Incorporated	2.60	12-27-2020	50,000	50,548
Goldman Sachs Group Incorporated	5.95	1-18-2018	50,000	50,782
Morgan Stanley	2.38	7-23-2019	50,000	50,386
Morgan Stanley	2.50	1-24-2019	40,000	40,376
Morgan Stanley	2.65	1-27-2020	50,000	50,790

				535,980

Consumer Finance : 2.03%
American Express Credit Corporation	1.55	9-22-2017	100,000	99,999
American Express Credit Corporation (3 Month LIBOR +0.43%) ±	1.65	3-3-2020	50,000	50,090
American Honda Finance Corporation	1.55	12-11-2017	30,000	30,010
American Honda Finance Corporation (3 Month LIBOR +0.27%) ±	1.58	7-20-2020	40,000	40,001
American Honda Finance Corporation (3 Month LIBOR +0.83%) ±	2.14	2-22-2019	50,000	50,507
Caterpillar Financial Services Corporation (3 Month LIBOR +0.51%) ±	1.00	1-10-2020	50,000	50,306
Caterpillar Financial Services Corporation	1.80	11-13-2018	90,000	90,257
John Deere Capital Corporation (3 Month LIBOR +0.57%) ±	1.87	1-8-2019	75,000	75,493

				486,663

Diversified Financial Services : 0.88%
AIG Global Funding 144A	1.65	12-15-2017	100,000	100,045
AIG Global Funding (3 Month LIBOR +0.48%) ±144A	1.78	7-2-2020	30,000	30,048
General Electric Capital Corporation	5.63	9-15-2017	80,000	80,086

				210,179

Insurance : 0.94%
Marsh & McLennan Company Incorporated	2.55	10-15-2018	54,000	54,445
New York Life Global Funding 144A	1.55	11-2-2018	70,000	70,065
Travelers Company Incorporated	5.80	5-15-2018	97,000	99,833

				224,343

REITs : 0.21%
Ventas Realty LP	2.00	2-15-2018	50,000	50,051

3

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 1.70%

Biotechnology : 0.27%
AbbVie Incorporated	1.80%	5-14-2018	$65,000	$65,067

Health Care Equipment & Supplies : 0.38%
Medtronic plc (3 Month LIBOR +0.80%) ±	2.05	3-15-2020	90,000	91,394

Health Care Providers & Services : 0.25%
Cardinal Health Incorporated	1.95	6-14-2019	30,000	30,020
UnitedHealth Group Incorporated	1.70	2-15-2019	30,000	30,048

				60,068

Life Sciences Tools & Services : 0.25%
Thermo Fisher Scientific	2.15	12-14-2018	60,000	60,246

Pharmaceuticals : 0.55%
EMD Finance LLC Company 144A	1.70	3-19-2018	40,000	40,057
Johnson & Johnson (3 Month LIBOR +0.27%) ±	1.47	3-1-2019	90,000	90,329

				130,386

Industrials : 3.21%

Aerospace & Defense : 0.94%
Lockheed Martin Corporation	1.85	11-23-2018	30,000	30,031
Lockheed Martin Corporation	4.25	11-15-2019	40,000	41,959
Northrop Grumman Corporation	1.75	6-1-2018	90,000	90,122
Rockwell Collins Incorporated	1.95	7-15-2019	10,000	10,013
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	52,878

				225,003

Electrical Equipment : 0.95%
Eaton Corporation	1.50	11-2-2017	80,000	79,980
Eaton Corporation	5.60	5-15-2018	70,000	71,924
Rockwell Automation Incorporated	5.65	12-1-2017	75,000	75,717

				227,621

Industrial Conglomerates : 0.21%
Roper Industries Incorporated	1.85	11-15-2017	50,000	50,016

Machinery : 0.39%
Parker Hannifin Corporation	5.50	5-15-2018	90,000	92,388

Road & Rail : 0.72%
Norfolk Southern Corporation	5.75	4-1-2018	80,000	81,868
Union Pacific Corporation	5.75	11-15-2017	90,000	90,731

				172,599

Information Technology : 0.96%

Electronic Equipment, Instruments & Components : 0.25%
Corning Incorporated	1.50	5-8-2018	60,000	59,947

IT Services : 0.15%
Visa Incorporated	1.20	12-14-2017	37,000	36,988

Software : 0.21%
Microsoft Corporation	1.10	8-8-2019	50,000	49,615

Technology Hardware, Storage & Peripherals : 0.35%
Apple Incorporated	1.55	2-8-2019	50,000	50,114
Hewlett Packard Enterprise Company	2.45	10-5-2017	33,000	33,022

				83,136

4

Wells Fargo Stable Income Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Materials : 1.53%

Chemicals : 1.32%
Chevron Phillips Chemical Company 144A	1.70%	5-1-2018	$75,000	$75,063
Ecolab Incorporated	1.45	12-8-2017	60,000	59,983
Praxair Incorporated	1.05	11-7-2017	90,000	89,932
Sherwin-Williams Company	1.35	12-15-2017	90,000	89,873

				314,851

Paper & Forest Products : 0.21%
Georgia Pacific LLC 144A	2.54	11-15-2019	50,000	50,589

Real Estate : 1.07%

Equity REITs : 1.07%
Boston Properties LP	3.70	11-15-2018	90,000	91,688
Realty Income Corporation	2.00	1-31-2018	73,000	73,094
UDR Incorporated	4.25	6-1-2018	90,000	91,644

				256,426

Utilities : 5.87%

Electric Utilities : 4.40%
Alabama Power Company	5.50	10-15-2017	90,000	90,343
Commonwealth Edison Company	2.15	1-15-2019	50,000	50,317
Duke Energy Carolinas	5.25	1-15-2018	55,000	55,717
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	90,000	92,535
Florida Power & Light Company	5.55	11-1-2017	115,000	115,736
Florida Power & Light Company	5.80	9-15-2017	80,000	80,089
Kansas City Power & Light Company	6.38	3-1-2018	75,000	76,652
MidAmerican Energy Holdings Company	5.30	3-15-2018	55,000	56,103
Northern States Power Company of Minnesota	5.25	3-1-2018	70,000	71,194
PacifiCorp	5.50	1-15-2019	100,000	105,021
Public Service Company of Colorado	5.80	8-1-2018	59,000	61,195
Public Service Electric & Gas Company	2.00	8-15-2019	50,000	50,175
Public Service Electric & Gas Company	5.30	5-1-2018	84,000	85,955
The Connecticut Light & Power Company	5.50	2-1-2019	60,000	63,050

				1,054,082

Gas Utilities : 0.37%
Southern California Gas Company	5.45	4-15-2018	85,000	86,990

Multi-Utilities : 1.10%
Avista Corporation	5.95	6-1-2018	80,000	82,565
Consumers Energy Company	5.65	9-15-2018	80,000	83,203
Peco Energy Company	5.35	3-1-2018	96,000	97,758

				263,526

Total Corporate Bonds and Notes (Cost $6,346,731)				6,354,492

Municipal Obligations : 3.16%

Kentucky : 0.49%
Kentucky Higher Education Student Loan Corporation Series 2013-1 Class A1 (1 Month LIBOR +0.50%) (Education Revenue) ±	1.73	6-1-2026	118,908	117,983

5

Portfolio of investments — August 31, 2017 (unaudited)	Wells Fargo Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Michigan : 0.17%
L’Anse Creuse MI Public Schools Series B (GO Revenue, Qualified School Board Loan Fund Insured)	2.16%	5-1-2020	$40,000	$40,206

New Jersey : 0.42%
Bergen County NJ Improvement Authority Guaranteed Project Notes (Health Revenue) %%	2.25	3-1-2019	100,000	100,926

New York : 0.44%
New York City Transitional Finance Authority Future Tax Secured Bonds Fiscal 2010 Series A-2 (Tax Revenue)	4.85	5-1-2019	100,000	105,515

North Carolina : 0.14%
North Carolina Education Assistance Authority Student Loan Notes Series 2011-1 Tranche A-2 (Education Revenue)	2.21	1-26-2026	33,407	33,455

Ohio : 0.31%
Ohio Taxable Hospital Refunding Bonds Series B (Health Revenue)	1.56	1-1-2019	75,000	75,072

South Carolina : 0.31%
South Carolina Student Loan Corporation Series 2010-1 Class A2 (3 Month LIBOR +1.00%) (Education Revenue) ±	2.31	7-25-2025	72,332	72,814

Texas : 0.25%
Texas Tech University Revenues Financing System Refunding and Improvement Bonds Taxable Series 2017-B (Education Revenue)	1.56	2-15-2019	60,000	60,049

Virginia : 0.40%
Virginia College Building Authority Educational Facilities Series D (Education Revenue)	2.00	2-1-2019	95,000	95,685

Wisconsin : 0.23%
Wisconsin Public Finance Authority Taxable Refunding Bond Series A (Education Revenue)	1.48	7-1-2018	55,000	55,036

Total Municipal Obligations (Cost $756,393)				756,741

Non-Agency Mortgage-Backed Securities : 1.84%
GAHR Commercial Mortgage Trust Series 2015 Class AFL1 (1 Month LIBOR +1.30%) ±144A	2.53	12-15-2034	22,860	22,900
SCG Trust Series 2013-SRP1 Class A (1 Month LIBOR +1.65%) ±144A	2.88	11-15-2026	140,000	139,011
Towd Point Mortgage Trust Series 2015-6 Class A1 ±±144A	3.50	4-25-2055	68,971	70,987
Towd Point Mortgage Trust Series 2016-3 Class A1 ±±144A	2.25	4-25-2056	81,607	81,567
Towd Point Mortgage Trust Series 2017-1 Class A1 ±±144A	2.75	10-25-2056	124,123	125,615

Total Non-Agency Mortgage-Backed Securities (Cost $438,435)				440,080

U.S. Treasury Securities : 13.65%
U.S. Treasury Note	0.75	2-28-2018	300,000	299,414
U.S. Treasury Note	0.75	9-30-2018	550,000	546,949
U.S. Treasury Note	0.75	10-31-2018	75,000	74,555
U.S. Treasury Note	1.00	11-30-2018	150,000	149,508
U.S. Treasury Note	1.25	5-31-2019	750,000	749,150
U.S. Treasury Note	1.25	6-30-2019	475,000	474,406
U.S. Treasury Note	1.25	8-31-2019	500,000	499,279
U.S. Treasury Note	1.38	7-31-2019	475,000	475,445

Total U.S. Treasury Securities (Cost $3,271,203)				3,268,706

Yankee Corporate Bonds and Notes : 3.23%

Energy : 0.25%

Oil, Gas & Consumable Fuels : 0.25%
Statoil ASA	2.25	11-8-2019	60,000	60,652

6

Wells Fargo Stable Income Portfolio	Portfolio of investments — August 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Financials : 2.24%

Banks : 2.24%
Bank of Montreal		1.35%	8-28-2018	$30,000	$29,939
Bank of Nova Scotia (3 Month LIBOR +0.47%) ±		1.70	6-11-2018	90,000	90,249
Bank of Nova Scotia		2.13	9-11-2019	100,000	100,624
Royal Bank of Canada Incorporated		2.00	10-1-2018	150,000	150,621
Royal Bank of Canada Incorporated (3 Month LIBOR +0.73%) ±		2.04	2-1-2022	75,000	75,558
Toronto Dominion Bank (3 Month LIBOR +0.54%) ±		1.85	7-23-2018	90,000	90,355

					537,346

Health Care : 0.25%

Health Care Equipment & Supplies : 0.13%
Medtronic Incorporated		1.70	3-28-2019	30,000	30,022

Pharmaceuticals : 0.12%
Teva Pharmaceutical Finance Netherlands III BV		1.40	7-20-2018	30,000	29,779

Industrials : 0.29%

Electrical Equipment : 0.29%
Tyco Electronics Group SA		2.38	12-17-2018	69,000	69,399

Telecommunication Services : 0.20%

Wireless Telecommunication Services : 0.20%
Rogers Communications Incorporated		6.80	8-15-2018	45,000	47,152

Total Yankee Corporate Bonds and Notes (Cost $773,448)					774,350

		Yield		Shares
Short-Term Investments : 3.47%

Investment Companies : 3.47%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.92		829,872	829,872

Total Short-Term Investments (Cost $829,872)					829,872

Total investments in securities (Cost $24,088,276)	102.40%				24,513,584
Other assets and liabilities, net	(2.40)				(574,906)

Total net assets	100.00%				$23,938,678

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HUD	Housing Urban Development
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

7

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
5-Year U.S. Treasury Notes	10	12-29-2017	$1,185,838	$1,185,000	$838	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Investment companies - 3.47%
Wells Fargo Government Money Market Fund Select Class	352,626	3,267,319	2,790,073	829,872	$829,872

Wells Fargo Stable Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$5,799,094	$0	$5,799,094
Asset-backed securities	0	6,290,249	0	6,290,249
Corporate bonds and notes	0	6,354,492	0	6,354,492
Municipal obligations	0	756,741	0	756,741
Non-agency mortgage-backed securities	0	440,080	0	440,080
U.S. Treasury securities	3,268,706	0	0	3,268,706
Yankee corporate bonds and notes	0	774,350	0	774,350
Short-term investments
Investment companies	829,872	0	0	829,872

Total assets	$4,098,578	$20,415,006	0	$24,513,584

Liabilities
Futures contracts	$703	$0	$0	$703

Total liabilities	$703	$0	$0	$703

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	October 26, 2017

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	October 26, 2017

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	October 26, 2017